Nationwide(R) VLI
Separate Account-2
December 31, 2000


[THE BEST OF AMERICA(R) LOGO]
        Life Planning Series(R)



                                                2000

                                                ANNUAL REPORT




--------------------------------------------------------------------------------


                                                               [NATIONWIDE LOGO]

                                               Nationwide Life Insurance Company
                                                     Home Office: Columbus, Ohio

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                               [NATIONWIDE LOGO]

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220


                                   [PICTURE]

                              PRESIDENT'S MESSAGE

We are pleased to bring you the 2000 annual report of the Nationwide VLI Separate Account-2.

The red-hot technology sector finally cooled in 2000. The lofty valuations these stocks achieved in the late 1990s were restored to more reasonable levels. The NASDAQ was off over 39% and suffered its worst decline in nearly thirty years. Though not as drastic, the other major market indices were also off for the year. Softening corporate earnings of the long anticipated economic contraction helped trigger this market pullback.

Early this year the Federal Reserve aggressively responded to the slowing economy with two half-percentage-point reductions in short-term interest rates. And, further easing by the Fed is expected. The new administration in Washington D.C. is expected to supply further economic stimulus through a broad-based income tax reduction. While we can offer no guarantee of future market performance, history tells us this combination of favorable monetary and fiscal policy sets the stage for higher equity markets twelve to eighteen months out.

The varied array of investment options offered through your variable contract allow you to diversify your holdings to meet the changing economic and market conditions. We are pleased you have selected Nationwide and our investment products to help you achieve your long-term planning and retirement goals.


                             /s/ Joseph J. Gasper

                           Joseph J. Gasper, President
                                February 16, 2001



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HOW TO READ THE ANNUAL REPORT


This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available than those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VLI Separate Account-2. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-547-7548 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.BestofAmerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 6 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2000. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for money market fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for money market fund shares redeemed by contract owners but not yet deducted from Total investments.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by fund series may be found on page 49. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 9 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from INVESTMENT ACTIVITY for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes INVESTMENT ACTIVITY for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the EQUITY TRANSACTIONS section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money. The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which when added to the beginning Contract owners' equity equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 38, provide further disclosures about the variable account and its underlying contract provisions.

--------------------------------------------------------------------------------

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                DECEMBER 31, 2000



ASSETS:

   Investments at fair value:

      American Century VP - American Century VP Balanced (ACVPBal)
         751,698 shares (cost $5,761,038) ............................................            $  5,464,844

      American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
         1,719,456 shares (cost $29,621,878) .........................................              27,133,012

      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         641,402 shares (cost $4,998,702) ............................................               4,560,367

      American Century VP - American Century VP International (ACVPInt)
         2,195,234 shares (cost $24,960,400) .........................................              22,457,244

      American Century VP - American Century VP Value (ACVPValue)
         993,474 shares (cost $6,455,614) ............................................               6,626,474

      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGr)
         560,893 shares (cost $20,057,295) ...........................................              19,333,980

      Dreyfus Stock Index Fund (DryStkIx)
         2,916,220 shares (cost $94,463,397) .........................................              99,151,469

      Dreyfus IP - European Equity Portfolio (DryEuroEq)
         7,423 shares (cost $109,681) ................................................                 111,198

      Dreyfus VIF - Appreciation Portfolio (DryVApp)
         186,359 shares (cost $7,178,021) ............................................               7,251,216

      Dreyfus VIF - Growth and Income Portfolio (DryVGrInc)
         133,445 shares (cost $3,180,423) ............................................               3,133,294

      Gartmore NSAT - Emerging Markets Fund (NSATEmMGM)
         1,240 shares (cost $10,023) .................................................                   9,312

      Gartmore NSAT - Global Technology & Communications Fund (NSATGTecGM)
         55,706 shares (cost $642,516) ...............................................                 409,438

      Gartmore NSAT - International Growth Fund (NSATIntGGM)
         485 shares (cost $4,351) ....................................................                   4,184

      Fidelity VIP - Equity-Income Portfolio (FidVEqIn)
         3,203,060 shares (cost $77,342,410) .........................................              81,742,098

      Fidelity VIP - Growth Portfolio (FidVGr)
         3,594,723 shares (cost $163,738,671) ........................................             156,909,663

      Fidelity VIP - High Income Portfolio (FidVHiIn)
         2,227,615 shares (cost $23,871,326) .........................................              18,221,892

      Fidelity VIP - Overseas Portfolio (FidVOvSe)
         1,186,006 shares (cost $27,088,931) .........................................              23,708,262


      Fidelity VIP-II - Asset Manager Portfolio (FidVAM)
         1,842,797 shares (cost $30,030,427) .........................................              29,484,752

      Fidelity VIP-II - Contrafund Portfolio (FidVCon)
         2,700,005 shares (cost $65,228,997) .........................................              64,098,123

      Fidelity VIP-III - Growth Opportunities Portfolio (FidVGrOp)
         291,466 shares (cost $6,158,772) ............................................               5,170,603

      Janus Aspen Series - Capital Appreciation Portfolio (JanACapApS)
         111,260 shares (cost $3,462,403) ............................................               2,952,853

      Janus Aspen Series - Global Technology Portfolio (JanAGlTchS)
         374,368 shares (cost $3,600,552) ............................................               2,452,108

      Janus Aspen Series - International Growth Portfolio (JanAIntGrS)
         71,251 shares (cost $2,532,430) .............................................               2,183,137

      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         1,835,880 shares (cost $42,704,496) .........................................              26,950,721

      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         1,136,266 shares (cost $12,686,423) .........................................              12,998,880

      Nationwide SAT - Mid Cap Growth Fund - Strong (NSATMCpSTR)
         49,353 shares (cost $929,737) ...............................................                 820,734

      Nationwide SAT - Mid Cap Index Fund - Dreyfus (NSATMCIxDR)
         132,751 shares (cost $1,867,711) ............................................               1,798,770

      Nationwide SAT - Money Market Fund (NSATMMkt)
         54,566,630 shares (cost $54,566,630) ........................................              54,566,630

      Nationwide SAT - Multi Sector Bond Fund - MAS (NSATMBdMAS)
         9,385 shares (cost $86,633) .................................................                  87,089

      Nationwide SAT - Small Cap Growth Fund (NSATSmCapG)
         46,812 shares (cost $928,079) ...............................................                 760,226

      Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
         839,098 shares (cost $8,529,493) ............................................               7,300,151

      Nationwide SAT - Small Company Fund (NSATSmCo)
         1,570,191 shares (cost $36,915,526) .........................................              31,403,817

      Nationwide SAT - Total Return Fund (NSATTotRtn)
         7,823,938 shares (cost $116,638,842) ........................................              91,070,643

      Neuberger &Berman AMT - Growth Portfolio (NBAMTGro)
         1,087,482 shares (cost $43,263,600) .........................................              33,331,338

      Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
         123,921 shares (cost $1,975,004) ............................................               1,974,054

      Neuberger &Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
         294,611 shares (cost $3,793,412) ............................................               3,885,923

      Neuberger &Berman AMT - Partners Portfolio (NBAMTPart)
         1,523,389 shares (cost $26,468,582) .........................................              24,633,198

      Oppenheimer Aggressive Growth Fund/VA (OppAggGrVA)
         40,589 shares (cost $3,308,006) .............................................               2,872,508

      Oppenheimer Bond Fund/VA (OppBdVA)
         1,019,194 shares (cost $12,141,711) .........................................              11,465,932


                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
    STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, CONTINUED



      Oppenheimer Capital Appreciation Fund/VA (OppCapApVA)
         388,141 shares (cost $19,916,210) ...........................................              18,099,009

      Oppenheimer Global Securities Fund/VA (OppGlSecVA)
         1,300,496 shares (cost $33,198,103) .........................................              39,444,056

      Oppenheimer Main Street Growth & Income Fund/VA (OppMGrInVA)
         20,034 shares (cost $466,548) ...............................................                 425,931

      Oppenheimer Multiple Strategies Fund/VA (OppMltStVA)
         907,218 shares (cost $15,090,613) ...........................................              15,014,458

      Strong Opportunity Fund II, Inc. (StOpp2)
         1,828,378 shares (cost $39,617,828) .........................................              43,771,379

      Strong VIF - Strong Discovery Fund II (StDisc2)
         555,963 shares (cost $6,750,960) ............................................               6,604,837

      Strong VIF - Strong International Stock Fund II (StIntStk2)
         341,487 shares (cost $3,538,899) ............................................               3,380,723

      Turner NSAT - Growth Focus Fund (NSATGFocTU)
         8,319 shares (cost $73,860) .................................................                  49,664

      The Universal Institutional Funds, Inc. - Emerging Markets Debt
         Portfolio (MSUEmMkt) (formerly Morgan Stanley - Emerging Markets
         Debt Portfolio)
         154,037 shares (cost $1,104,959) ............................................               1,064,394

      The Universal Institutional Funds, Inc. - U.S. Real Estate
        Portfolio (MSUUSRealE) (formerly Van Kampen American Capital -
        Morgan Stanley U.S. Real Estate Portfolio)
        644,110 shares (cost $7,317,681) .............................................               7,413,700

      Van Eck WIT - Worldwide Bond Fund (VEWwBd)
         230,967 shares (cost $2,314,784) ............................................               2,395,125

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWwEmgMkt)
         459,359 shares (cost $4,375,000) ............................................               3,808,090

      Van Eck WIT - Worldwide Hard Assets Fund (VEWwHrdAst)
         345,139 shares (cost $4,161,481) ............................................               4,165,827

      Warburg Pincus Trust - Global Post Venture Capital Portfolio (WPTGloPVC)
         204,119 shares (cost $3,673,010) ............................................               2,780,098

      Warburg Pincus Trust - International Equity Portfolio (WPTIntEq)
         856,689 shares (cost $11,140,471) ...........................................               9,192,268

      Warburg Pincus Trust - Small Company Growth Portfolio (WPTSmCoGr)
         1,539,449 shares (cost $35,827,802) .........................................              25,678,016
                                                                                                 -------------
            Total investments ........................................................           1,071,777,712

   Accounts receivable ...............................................................                 106,585
                                                                                                 -------------
            Total assets .............................................................           1,071,884,297

Accounts payable .....................................................................                  -
                                                                                                 -------------
Contract owners' equity (note 7) .....................................................         $ 1,071,884,297
                                                                                                 =============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                                            Total
                                                         2000                1999               1998
Investment activity:
  Reinvested dividends.........................    $  14,156,269           14,098,293         11,649,564
  Mortality and expense risk charges (note 3)..       (8,863,841)          (7,660,149)        (6,238,523)
                                                    ------------        -------------      -------------
    Net investment income......................        5,292,428            6,438,144          5,411,041
                                                    ------------        -------------      -------------

  Proceeds from mutual funds shares sold ......      891,657,787          955,670,735        760,513,313
  Cost of mutual fund shares sold..............     (830,522,167)        (897,919,980)      (729,684,314)
                                                    ------------        -------------      -------------
    Realized gain (loss) on investments .......       61,135,620           57,750,755         30,828,999
  Change in unrealized gain (loss)
    on investments.............................     (263,179,099)          93,482,590         26,818,372
                                                    ------------        -------------      -------------
    Net gain (loss) on investments.............     (202,043,479)         151,233,345         57,647,371
                                                    ------------        -------------      -------------
  Reinvested capital gains.....................      117,294,274           39,898,769         43,742,310
                                                    ------------        -------------      -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........    $ (79,456,777)         197,570,258        106,800,722
                                                    ============        =============      =============


                                                                           ACVPBal
                                                           2000             1999                1998
Investment activity:
  Reinvested dividends.........................     $     142,768             104,861             73,602
  Mortality and expense risk charges (note 3)..           (43,349)            (43,480)           (38,972)
                                                    -------------       -------------      -------------
    Net investment income......................            99,419              61,381             34,630
                                                    -------------       -------------      -------------

  Proceeds from mutual funds shares sold ......         1,172,289             971,140          1,247,480
  Cost of mutual fund shares sold..............        (1,257,855)         (1,022,836)        (1,152,261)
                                                    -------------       -------------      -------------
    Realized gain (loss) on investments .......           (85,566)            (51,696)            95,219
  Change in unrealized gain (loss)
    on investments.............................          (306,371)           (209,153)            37,264
                                                    -------------       -------------      -------------
    Net gain (loss) on investments.............          (391,937)           (260,849)           132,483
                                                    -------------       -------------      -------------
  Reinvested capital gains.....................            89,903             723,542            456,397
                                                    -------------       -------------      -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........     $    (202,615)            524,074            623,510
                                                    =============        =============     =============


                                                                            ACVPCapAp
                                                         2000                 1999             1998
Investment activity:
  Reinvested dividends.........................              --                   --                 --
  Mortality and expense risk charges (note 3)..      $   (225,875)           (108,580)           (82,384)
                                                    -------------       -------------      -------------
    Net investment income......................          (225,875)           (108,580)           (82,384)
                                                    -------------       -------------      -------------
  Proceeds from mutual funds shares sold ......        25,900,893          22,591,735          5,476,348
  Cost of mutual fund shares sold..............       (17,223,897)        (21,828,544)        (6,203,432)
                                                    -------------       -------------      -------------
    Realized gain (loss) on investments .......         8,676,996             763,191           (727,084)
  Change in unrealized gain (loss)
    on investments.............................        (7,733,755)          6,761,369            (95,403)
                                                    -------------       -------------      -------------
    Net gain (loss) on investments.............           943,241           7,524,560           (822,487)
                                                    -------------       -------------      -------------
  Reinvested capital gains.....................           750,781                --              626,545
                                                    -------------       -------------      -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........      $  1,468,147           7,415,980           (278,326)
                                                    =============       =============       ============


                                                                        ACVPincGr
                                                           2000            1999                1998
Investment activity:
  Reinvested dividends.........................   $       25,931                655              7,293
  Mortality and expense risk charges (note 3)..          (33,212)           (27,101)            (7,590)
                                                    ------------      -------------      -------------
    Net investment income......................           (7,281)           (26,446)              (297)
                                                    ------------      -------------      -------------

  Proceeds from mutual funds shares sold.......        6,896,325          4,520,179            579,403
  Cost of mutual fund shares sold..............       (6,623,978)        (4,059,023)          (585,659)
                                                    ------------      -------------      -------------
    Realized gain (loss) on investments........          272,347            461,156             (6,256)
  Change in unrealized gain (loss)
    on investments.............................         (817,445)           247,602            131,508
                                                    ------------      -------------      -------------
    Net gain (loss) on investments.............         (545,098)           708,758            125,252
                                                    ------------      -------------      -------------
  Reinvested capital gains.....................             --                 --                 --
                                                    ------------      -------------      -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations.........   $     (552,379)           682,312            124,955
                                                    ============      =============      =============


                                                                            ACVPint
                                                         2000              1999                 1998
Investment activity:
  Reinvested dividends.........................     $     31,996               --               48,574
  Mortality and expense risk charges (note 3)..         (192,630)          (123,973)          (100,304)
                                                   -------------      -------------      -------------
    Net investment income......................         (160,634)          (123,973)           (51,730)
                                                   -------------      -------------      -------------

  Proceeds from mutual funds shares sold.......       28,784,239         25,003,227         26,953,998
  Cost of mutual fund shares sold..............      (24,108,086)       (22,517,439)       (26,717,868)
                                                    ------------      -------------      -------------
    Realized gain (loss) on investments........        4,676,153          2,485,788            236,130
  Change in unrealized gain (loss)
    on investments.............................       (9,830,737)         6,850,984            538,699
                                                   -------------      -------------      -------------
    Net gain (loss) on investments.............       (5,154,584)         9,336,772            774,829
                                                   -------------      -------------      -------------
  Reinvested capital gains.....................          478,387               --              498,647
                                                   -------------      -------------      -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations.........     $ (4,836,831)         9,212,799          1,221,746
                                                   =============      =============      =============


                                                                        ACVPValue
                                                        2000              1999              1998
Investment activity:
  Reinvested dividends.........................     $     34,989             26,285             14,238
  Mortality and expense risk charges (note 3)..          (27,164)           (20,993)           (19,998)
                                                   -------------      -------------      -------------
    Net investment income......................            7,825              5,292             (5,760)
                                                   -------------      -------------      -------------
  Proceeds from mutual funds shares sold.......       53,718,428         10,125,505          3,978,821
  Cost of mutual fund shares sold..............      (53,369,596)       (10,140,086)        (4,072,379)
                                                   -------------      -------------      -------------
    Realized gain (loss) on investments........          348,832            (14,581)           (93,558)
  Change in unrealized gain (loss)
    on investments.............................          414,821           (279,501)             7,367
                                                   -------------      -------------      -------------
    Net gain (loss) on investments.............          763,653           (294,082)           (86,191)
                                                   -------------      -------------      -------------
  Reinvested capital gains.....................           89,531            249,026            169,984
                                                   -------------      -------------      -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations.........     $    861,009            (39,764)            78,033
                                                   =============      =============      =============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                                                      DrySRGr
                                                                    ----------------------------------------
                                                                        2000           1999            1998
                                                                    -----------    -----------    ----------
Investment activity:
  Reinvested dividends ..........................................   $   157,148          2,403         18,491
  Mortality and expense risk
    charges (note 3) ............................................      (157,030)      (114,846)       (76,955)
                                                                    -----------    -----------    -----------
    Net investment income .......................................           118       (112,443)       (58,464)
                                                                    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........................     4,108,551     17,180,969     30,530,607
  Cost of mutual fund shares sold ...............................    (3,386,569)   (15,391,528)   (29,068,944)
                                                                    -----------    -----------    -----------
    Realized gain (loss) on investments .........................       721,982      1,789,441      1,461,663
  Change in unrealized gain (loss)
    on investments ..............................................    (3,257,761)     1,688,692        619,023
                                                                    -----------    -----------    -----------
    Net gain (loss) on investments ..............................    (2,535,779)     3,478,133      2,080,686
                                                                    -----------    -----------    -----------
  Reinvested capital gains ......................................          --          646,972        429,304
                                                                    -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..........................   $(2,535,661)     4,012,662      2,451,526
                                                                    ===========    ===========    ===========




                                                                                       DryStklx
                                                                    ----------------------------------------
                                                                         2000            1999           1998
                                                                    -----------    -----------    ----------
Investment activity:
  Reinvested dividends ..........................................     1,011,600      1,066,045        840,788
  Mortality and expense risk
    charges (note 3) ............................................      (797,960)      (719,164)      (508,329)
                                                                    -----------    -----------    -----------
    Net investment income .......................................       213,640        346,881        332,459
                                                                    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........................    16,033,223     20,339,759     34,044,658
  Cost of mutual fund shares sold ...............................   (11,951,284)   (15,264,747)   (26,882,152)
                                                                    -----------    -----------    -----------
    Realized gain (loss) on investments .........................     4,081,939      5,075,012      7,162,506
  Change in unrealized gain (loss)
    on investments ..............................................   (16,940,040)    11,113,462      6,892,116
                                                                    -----------    -----------    -----------
    Net gain (loss) on investments ..............................   (12,858,101)    16,188,474     14,054,622
                                                                    -----------    -----------    -----------
  Reinvested capital gains ......................................     1,618,261        920,361        156,109
                                                                    -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..........................   (11,026,200)    17,455,716     14,543,190
                                                                    ===========    ===========    ===========



                                                                                     DryEuroEq
                                                                   ----------------------------------------
                                                                         2000           1999           1998
                                                                   -----------    -----------    ----------
Investment activity:
  Reinvested dividends ..........................................          234           --             --
  Mortality and expense risk
    charges (note 3) ............................................         (527)
                                                                   -----------    -----------    -----------
    Net investment income .......................................         (293)          --             --
                                                                   -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........................      633,945           --             --
  Cost of mutual fund shares sold ...............................     (640,858)          --             --
                                                                   -----------    -----------    -----------
    Realized gain (loss) on investments .........................       (6,913)          --             --
  Change in unrealized gain (loss)
    on investments ..............................................        1,517           --             --
                                                                   -----------    -----------    -----------
    Net gain (loss) on investments ..............................       (5,396)          --             --
                                                                   -----------    -----------    -----------
  Reinvested capital gains ......................................        1,253           --             --
                                                                   -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..........................       (4,436)          --             --
                                                                   ===========    ===========    ===========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                                            FidVGr
                                                           ---------------------------------------------
                                                                2000          1999            1998
                                                           ------------    ------------    -------------
Investment activity:
  Reinvested dividends .................................   $    196,483         215,538         398,089
  Mortality and expense risk charges (note 3) ..........     (1,438,136)     (1,145,435)       (759,610)
                                                           ------------    ------------    ------------
    Net investment income ..............................     (1,241,653)       (929,897)       (361,521)
                                                           ------------    ------------    ------------

  Proceeds from mutual funds shares sold ...............     20,493,336      91,394,903      85,473,779
  Cost of mutual fund shares sold ......................    (16,880,509)    (75,684,409)    (75,903,979)
                                                           ------------    ------------    ------------
    Realized gain (loss) on investments ................      3,612,827      15,710,494       9,569,800
  Change in unrealized gain (loss)
    on investments .....................................    (42,932,678)     17,198,414      10,952,975
                                                           ------------    ------------    ------------
    Net gain (loss) on investments .....................    (39,319,851)     32,908,908      20,522,775
                                                           ------------    ------------    ------------
  Reinvested capital gains .............................     19,550,081      13,551,946      10,413,177
                                                           ------------    ------------    ------------
      Net increase (decrease) in contract owners
        equity resulting from operations ...............   $(21,011,423)     45,530,957      30,574,431
                                                           ============    ============    ============


                                                                           FidVHiln
                                                          --------------------------------------------
                                                              2000           1999             1998
                                                          ------------    ------------    ------------
Investment activity:
  Reinvested dividends .................................     1,693,393       2,570,090       1,930,736
  Mortality and expense risk charges (note 3) ..........      (168,596)       (197,828)       (211,621)
                                                          ------------    ------------    ------------
    Net investment income ..............................     1,524,797       2,372,262       1,719,115
                                                          ------------    ------------    ------------

  Proceeds from mutual funds shares sold ...............     9,968,353      29,571,691      16,168,581
  Cost of mutual fund shares sold ......................   (10,903,346)    (32,450,313)    (16,734,695)
                                                          ------------    ------------    ------------
    Realized gain (loss) on investments ................      (934,993)     (2,878,622)       (566,114)
  Change in unrealized gain (loss)
    on investments .....................................    (6,237,391)      2,437,032      (3,958,695)
                                                          ------------    ------------    ------------
    Net gain (loss) on investments .....................    (7,172,384)       (441,590)     (4,524,809)
                                                          ------------    ------------    ------------
  Reinvested capital gains .............................          --            96,078       1,226,822
                                                          ------------    ------------    ------------
      Net increase (decrease) in contract owners
        equity resulting from operations ...............    (5,647,587)      2,026,750      (1,578,872)
                                                          ============    ============    ============


                                                                           FidVOvSe
                                                          --------------------------------------------
                                                              2000            1999            1998
                                                          ------------    ------------    ------------
Investment activity:
  Reinvested dividends .................................       425,125         332,184         372,727
  Mortality and expense risk charges (note 3) ..........      (230,607)       (199,894)       (167,806)
                                                          ------------    ------------    ------------
    Net investment income ..............................       194,518         132,290         204,921
                                                          ------------    ------------    ------------

  Proceeds from mutual funds shares sold ...............    10,777,638      34,092,869      23,614,905
  Cost of mutual fund shares sold ......................    (9,504,431)    (31,976,653)    (22,518,443)
                                                          ------------    ------------    ------------
    Realized gain (loss) on investments ................     1,273,207       2,116,216       1,096,462
  Change in unrealized gain (loss)
    on investments .....................................   (10,130,820)      6,394,423           2,343
                                                          ------------    ------------    ------------
    Net gain (loss) on investments .....................    (8,857,613)      8,510,639       1,098,805
                                                          ------------    ------------    ------------
  Reinvested capital gains .............................     2,677,139         535,780       1,098,564
                                                          ------------    ------------    ------------
      Net increase (decrease) in contract owners
        equity resulting from operations ...............    (5,985,956)      9,178,709       2,402,290
                                                          ============    ============    ============




                                                                              FidVAM
                                                           ---------------------------------------------
                                                                2000           1999              1998
                                                           ------------    ------------    -------------
Investment activity:
  Reinvested dividends .................................   $  1,031,299       1,040,155         894,977
  Mortality and expense risk charges (note 3) ..........       (267,155)       (270,444)       (239,207)
                                                           ------------    ------------    ------------
    Net investment income ..............................        764,144         769,711         655,770
                                                           ------------    ------------    ------------

  Proceeds from mutual funds shares sold ...............      4,375,902       4,829,331       3,554,904
  Cost of mutual fund shares sold ......................     (3,632,011)     (3,813,802)     (2,948,897)
                                                           ------------    ------------    ------------
    Realized gain (loss) on investments ................        743,891       1,015,529         606,007
  Change in unrealized gain (loss)
    on investments .....................................     (5,439,784)         26,818          28,492
                                                           ------------    ------------    ------------
    Net gain (loss) on investments .....................     (4,695,893)      1,042,347         634,499
                                                           ------------    ------------    ------------
  Reinvested capital gains .............................      2,429,670       1,317,530       2,684,931
                                                           ------------    ------------    ------------
      Net increase (decrease) in contract owners .......
        equity resulting from operations ...............   $ (1,502,079)      3,129,588       3,975,200
                                                           ============    ============    ============



                                                                              FidVCon
                                                           ---------------------------------------------
                                                               2000             1999           1998
                                                           ------------    ------------    -------------
Investment activity:
  Reinvested dividends .................................        244,158         261,343         208,958
  Mortality and expense risk charges (note 3) ..........       (521,700)       (460,248)       (316,241)
                                                           ------------    ------------    ------------
    Net investment income ..............................       (277,542)       (198,905)       (107,283)
                                                           ------------    ------------    ------------

  Proceeds from mutual funds shares sold ...............      7,260,544      25,340,625       5,270,262
  Cost of mutual fund shares sold ......................     (5,658,545)    (16,733,032)     (3,518,595)
                                                           ------------    ------------    ------------
    Realized gain (loss) on investments ................      1,601,999       8,607,593       1,751,667
  Change in unrealized gain (loss)
    on investments .....................................    (15,273,672)      2,632,252       6,821,820
                                                           ------------    ------------    ------------
    Net gain (loss) on investments .....................    (13,671,673)     11,239,845       8,573,487
                                                           ------------    ------------    ------------
  Reinvested capital gains .............................      8,862,945       1,916,516       1,537,336
                                                           ------------    ------------    ------------
      Net increase (decrease) in contract owners .......
        equity resulting from operations ...............     (5,086,270)     12,957,456      10,003,540
                                                           ============    ============    ============



                                                                             FidVGrOp
                                                           ---------------------------------------------
                                                                2000            1999           1998
                                                           ------------    ------------    -------------
Investment activity:
  Reinvested dividends .................................          77,263          58,964          20,203
  Mortality and expense risk charges (note 3) ..........         (40,980)        (47,088)        (35,749)
                                                            ------------    ------------    ------------
    Net investment income ..............................          36,283          11,876         (15,546)
                                                            ------------    ------------    ------------

  Proceeds from mutual funds shares sold ...............       5,312,933       3,165,507       6,596,939
  Cost of mutual fund shares sold ......................      (5,576,382)     (2,711,647)     (6,370,749)
                                                            ------------    ------------    ------------
    Realized gain (loss) on investments ................        (263,449)        453,860         226,190
  Change in unrealized gain (loss)
    on investments .....................................      (1,250,959)       (343,328)        577,416
                                                            ------------    ------------    ------------
    Net gain (loss) on investments .....................      (1,514,408)        110,532         803,606
                                                            ------------    ------------    ------------
  Reinvested capital gains .............................         391,834         110,237          70,230
                                                            ------------    ------------    ------------
      Net increase (decrease) in contract owners .......                                               '
        equity resulting from operations ...............      (1,086,291)        232,645         858,290
                                                            ============    ============    ============


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                                     NSATEmMGM
                                                   ----------------------------------------------
                                                       2000            1999            1998
                                                   ----------    --------------   ---------------
Investment activity:
  Reinvested dividends.........................    $     --                 --               --
  Mortality and expense risk charges (note 3)..            (21)             --               --
                                                    ----------    --------------   --------------
    Net investment income......................            (21)             --               --
                                                    ----------    --------------   --------------

  Proceeds from mutual funds shares sold                21,742              --               --
  Cost of mutual fund shares sold..............        (22,889)             --               --
                                                    ----------    --------------   --------------
    Realized gain (loss) on investments........         (1,147)             --               --
  Change in unrealized gain (loss)
    on investments.............................           (711)             --               --
                                                    ----------    --------------   --------------
    Net gain (loss) on investments.............         (1,858)             --               --
                                                    ----------    --------------   --------------
  Reinvested capital gains.....................           --                --               --
                                                    ----------    --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.......    $    (1,879)             --               --
                                                    ==========    ==============   ==============



                                                                           NSATGTecGM
                                                      --------------------------------------------------
                                                         2000              1999                1998
                                                      ----------      --------------     ---------------
Investment activity:
  Reinvested dividends.........................                                 --                  --
  Mortality and expense risk charges (note 3)..        $    (918)               --                  --
                                                      ----------      --------------      --------------
    Net investment income......................             (918)               --                  --
                                                      ----------      --------------      --------------

  Proceeds from mutual funds shares sold......            16,330                --                  --
  Cost of mutual fund shares sold.............           (22,265)               --                  --
                                                      ----------      --------------      --------------
    Realized gain (loss) on investments.......            (5,935)               --                  --
  Change in unrealized gain (loss)
    on investments............................          (233,078)               --                  --
                                                      ----------      --------------      --------------
    Net gain (loss) on investments............          (239,013)               --                  --
                                                      ----------      --------------      --------------
  Reinvested capital gains....................             8,554                --                  --
                                                      ----------      --------------      --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations......        $ (231,377)               --                  --
                                                      ==========      ==============      ==============



                                                                  NSATIntGGM
                                                   ------------------------------------------------
                                                      2000            1999              1998
                                                   ----------    -------------   ------------------
Investment activity:
  Reinvested dividends.........................       $    --               --               --
  Mortality and expense risk charges (note 3)..             (14)            --               --
                                                     ----------    -------------   --------------
    Net investment income......................             (14)            --               --
                                                     ----------    -------------   --------------

  Proceeds from mutual funds shares sold.......          23,858             --               --
  Cost of mutual fund shares sold..............         (24,091)            --               --
                                                     ----------    -------------   --------------
    Realized gain (loss) on investments........            (233)            --               --
  Change in unrealized gain (loss)
    on investments.............................            (168)            --               --
                                                     ----------    -------------   --------------
    Net gain (loss) on investments.............            (401)            --               --
                                                     ----------    -------------   --------------
  Reinvested capital gains.....................            --               --               --
                                                     ----------    -------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.......       $    (415)            --               --
                                                     ==========    =============   ==============



                                                                       JanACapApS
                                                   -------------------------------------------
                                                       2000            1999            1998
                                                   ----------    --------------   ------------

Investment activity:
  Reinvested dividends.........................    $    19,570              --               --
  Mortality and expense risk charges (note 3)          (10,464)             --               --
                                                   -----------    --------------   --------------
    Net investment income......................          9,106              --               --
                                                   -----------    --------------   --------------

  Proceeds from mutual funds shares sold.......      1,441,203              --               --
  Cost of mutual fund shares sold..............     (1,508,835)             --               --
                                                   -----------    --------------   --------------
    Realized gain (loss) on investments........        (67,632)             --               --
  Change in unrealized gain (loss)
    on investments.............................       (509,550)             --               --
                                                   -----------    --------------   --------------
    Net gain (loss) on investments.............       (577,182)             --               --
                                                   -----------    --------------   --------------
  Reinvested capital gains.....................          --                 --               --
                                                   -----------    --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.......    $  (568,076)             --               --
                                                   ===========    ==============   ==============




                                                                     JanAGITchS
                                                   --------------------------------------------
                                                     2000            1999             1998
                                                   ----------    --------------   -------------

Investment activity:
  Reinvested dividends.........................   $    14,871              --               --
  Mortality and expense risk charges (note 3)..       (10,447)             --               --
                                                  -----------    --------------   --------------
    Net investment income......................         4,424              --               --
                                                  -----------    --------------   --------------

  Proceeds from mutual funds shares sold.......       733,862              --               --
  Cost of mutual fund shares sold..............      (720,686)             --               --
                                                  -----------    --------------   --------------
    Realized gain (loss) on investments........        13,176              --               --
  Change in unrealized gain (loss)
    on investments.............................    (1,148,444)             --               --
                                                  -----------    --------------   --------------
    Net gain (loss) on investments.............    (1,135,268)             --               --
                                                  -----------    --------------   --------------
  Reinvested capital gains.....................                            --               --
                                                  -----------    --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.......  $(1,130,844)             --               --
                                                  ===========    ==============   ==============




                                                                      JanAintGrS
                                                   ------------------------------------------------
                                                      2000              1999            1998
                                                   ----------    ---------------   ----------------

Investment activity:
  Reinvested dividends.........................     $    68,254             --               --
  Mortality and expense risk charges (note 3)..          (8,795)            --               --
                                                    -----------    -------------   --------------
    Net investment income......................          59,459             --               --
                                                    -----------    -------------   --------------

  Proceeds from mutual funds shares sold.......       1,279,606             --               --
  Cost of mutual fund shares sold..............      (1,460,939)            --               --
                                                    -----------    -------------   --------------
    Realized gain (loss) on investments........        (181,333)            --               --
  Change in unrealized gain (loss)
    on investments.............................        (349,293)            --               --
                                                    -----------    -------------   --------------
    Net gain (loss) on investments.............        (530,626)            --               --
                                                    -----------    -------------   --------------
  Reinvested capital gains.....................            --               --               --
                                                    -----------    -------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.......     $  (471,167)            --               --
                                                    ===========    =============   ==============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                                          NSATCapAp
                                                         ----------------------------------------------
                                                           2000              1999              1998
                                                         ------------     ------------     ------------
Investment activity:
  Reinvested dividends...........................        $     64,829          277,922          246,198
  Mortality and expense risk charges (note 3) ...            (262,581)        (323,069)        (258,178)
                                                         ------------     ------------     ------------
    Net investment income.......................             (197,752)         (45,147)         (11,980)
                                                         ------------     ------------     ------------

  Proceeds from mutual funds shares sold                    9,898,396       14,859,491       41,145,976
  Cost of mutual fund shares sold...............           (9,942,866)     (13,314,168)     (37,562,739)
                                                         ------------     ------------     ------------
    Realized gain (loss) on investments                       (44,470)       1,545,323        3,583,237
  Change in unrealized gain (loss)
    on investments..............................          (16,033,473)      (2,937,651)       2,897,785
                                                         ------------     ------------     ------------
    Net gain (loss) on investments..............          (16,077,943)      (1,392,328)       6,481,022
                                                         ------------     ------------     ------------
  Reinvested capital gains......................            6,018,129        2,820,485        1,139,693
                                                         ------------     ------------     ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations .......         $(10,257,566)       1,383,010        7,608,735
                                                         ============     ============     ============




                                                                            NSATGvtBd
                                                          ----------------------------------------------
                                                               2000            1999              1998
                                                          ------------     ------------     ------------
Investment activity:
  Reinvested dividends...........................         $    692,626          787,049          635,908
  Mortality and expense risk charges (note 3) ...              (99,480)        (121,678)        (111,282)
                                                          ------------     ------------     ------------
    Net investment income.......................               593,146          665,371          524,626
                                                          ------------     ------------     ------------

  Proceeds from mutual funds shares sold                    10,368,266       29,946,083       43,945,372
  Cost of mutual fund shares sold...............           (10,500,566)     (30,797,415)     (43,540,184)
                                                          ------------     ------------     ------------
    Realized gain (loss) on investments                       (132,300)        (851,332)         405,188
  Change in unrealized gain (loss)
    on investments..............................               822,785         (301,600)        (159,490)
                                                          ------------     ------------     ------------
    Net gain (loss) on investments..............               690,485       (1,152,932)         245,698
                                                          ------------     ------------     ------------
  Reinvested capital gains......................                  --             25,753           67,018
                                                          ------------     ------------     ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations .......          $  1,283,631         (461,808)         837,342
                                                          ============     ============     ============




                                                                               NSATMCpSTR
                                                            -------------------------------------------------
                                                                2000               1999              1998
                                                            ------------     ---------------    -------------
Investment activity:
  Reinvested dividends...........................           $       --                  --              --
  Mortality and expense risk charges (note 3) ...                 (2,791)               --              --
                                                            ------------     ---------------    ------------
    Net investment income.......................                  (2,791)               --              --
                                                            ------------     ---------------    ------------

  Proceeds from mutual funds shares sold                       1,977,764                --              --
  Cost of mutual fund shares sold...............              (2,065,729)               --              --
                                                            ------------     ---------------    ------------
    Realized gain (loss) on investments                          (87,965)               --              --
  Change in unrealized gain (loss)
    on investments..............................                (109,003)               --              --
                                                            ------------     ---------------    ------------
    Net gain (loss) on investments..............                (196,968)               --              --
                                                            ------------     ---------------    ------------
  Reinvested capital gains......................                  14,918                --              --
                                                            ------------     ---------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations .......            $   (184,841)               --              --
                                                            ============     ===============    ============




                                                                          NSATMCIxDR
                                                         ----------------------------------------------
                                                           2000              1999              1998
                                                         ------------     ------------     ------------
Investment activity:
  Reinvested dividends..........................         $      5,044             --               --
  Mortality and expense risk charges (note 3) ..               (4,225)            --               --
                                                         ------------     ------------     ------------
    Net investment income.......................                  819             --               --
                                                         ------------     ------------     ------------

  Proceeds from mutual funds shares sold .......            5,847,137             --               --
  Cost of mutual fund shares sold... ...........           (5,829,612)            --               --
                                                         ------------     ------------     ------------
    Realized gain (loss) on investments ........               17,525             --               --
  Change in unrealized gain (loss)
    on investments..............................              (68,941)            --               --
                                                         ------------     ------------     ------------
    Net gain (loss) on investments..............              (51,416)            --               --
                                                         ------------     ------------     ------------
  Reinvested capital gains......................               59,565             --               --
                                                         ------------     ------------     ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations .......         $      8,968             --               --
                                                         ============     ============     ============



                                                                               NSATMMkt
                                                            ----------------------------------------------
                                                                 2000            1999              1998
                                                            -------------  ----------------   ------------
Investment activity:
  Reinvested dividends..........................           $   3,057,620        2,607,883        2,517,296
  Mortality and expense risk charges (note 3) ..                (413,875)        (415,133)        (414,977)
                                                           -------------    -------------     ------------
    Net investment income.......................               2,643,745        2,192,750        2,102,319
                                                           -------------    -------------     ------------

  Proceeds from mutual funds shares sold .......             292,342,512      257,299,024      213,040,345
  Cost of mutual fund shares sold... ...........            (292,342,512)    (257,299,024)    (213,040,345)
                                                           -------------    -------------     ------------
    Realized gain (loss) on investments ........                    --               --               --
  Change in unrealized gain (loss)
    on investments..............................                    --               --               --
                                                           -------------    -------------     ------------
    Net gain (loss) on investments..............                    --               --               --
                                                           -------------    -------------     ------------
  Reinvested capital gains......................                    --               --               --
                                                           -------------    -------------     ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations .......           $   2,643,745        2,192,750        2,102,319
                                                           =============    =============     ============


                                                                             NSATMBdMAS
                                                         -------------------------------------------------
                                                             2000               1999              1998
                                                         ------------     ---------------    -----------
Investment activity:
  Reinvested dividends..........................          $     3,708                --              --
  Mortality and expense risk charges (note 3) ..                 (220)               --              --
                                                         ------------     ---------------    ------------
    Net investment income.......................                3,488                --              --
                                                         ------------     ---------------    ------------

  Proceeds from mutual funds shares sold .......              237,528                --              --
  Cost of mutual fund shares sold... ...........             (238,314)               --              --
                                                         ------------     ---------------    ------------
    Realized gain (loss) on investments ........                 (786)               --              --
  Change in unrealized gain (loss)
    on investments..............................                  457                --              --
                                                         ------------     ---------------    ------------
    Net gain (loss) on investments..............                 (329)               --              --
                                                         ------------     ---------------    ------------
  Reinvested capital gains......................                 --                  --              --
                                                         ------------     ---------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations .......          $     3,159                --              --
                                                         ============     ===============    ============


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                                       NSATSmCapG
                                                       --------------------------------------------
                                                           2000           1999            1998
                                                       -------------  -------------   -------------
Investment activity:
  Reinvested dividends .............................   $       --              --              --
  Mortality and expense risk charges (note 3) ......         (2,514)           --              --
                                                       ------------    ------------    ------------
    Net investment income ..........................         (2,514)           --              --
                                                       ------------    ------------    ------------

  Proceeds from mutual funds shares sold ...........      1,286,406            --              --
  Cost of mutual fund shares sold ..................     (1,360,619)           --              --
                                                       ------------    ------------    ------------
    Realized gain (loss) on investments ............        (74,213)           --              --
  Change in unrealized gain (loss)
    on investments .................................       (167,853)           --              --
                                                       ------------    ------------    ------------
    Net gain (loss) on investments .................       (242,066)           --              --
                                                       ------------    ------------    ------------
  Reinvested capital gains .........................          2,683            --              --
                                                       ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........   $   (241,897)           --              --
                                                       ============    ============    ============




                                                                      NSATSmCapV
                                                       --------------------------------------------
                                                            2000         1999              1998
                                                       -------------   -------------  -------------
Investment activity:
  Reinvested dividends .............................    $      --              --              --
  Mortality and expense risk charges (note 3) ......        (51,635)        (12,857)         (3,508)
                                                       ------------    ------------    ------------
    Net investment income ..........................        (51,635)        (12,857)         (3,508)
                                                       ------------    ------------    ------------

  Proceeds from mutual funds shares sold ...........      9,626,402      38,165,993       1,549,129
  Cost of mutual fund shares sold ..................     (9,463,196)    (37,730,603)     (1,489,413)
                                                       ------------    ------------    ------------
    Realized gain (loss) on investments ............        163,206         435,390          59,716
  Change in unrealized gain (loss)
    on investments .................................     (1,082,758)       (178,227)         31,642
                                                       ------------    ------------    ------------
    Net gain (loss) on investments .................       (919,552)        257,163          91,358
                                                       ------------    ------------    ------------
  Reinvested capital gains .........................      1,418,043         463,979            --
                                                       ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........    $   446,856         708,285          87,850
                                                       ============    ============    ============



                                                                       NSATSmCo
                                                       --------------------------------------------
                                                           2000           1999           1998
                                                       -------------   -------------  -------------
Investment activity:
  Reinvested dividends .............................  $      8,275            --              --
  Mortality and expense risk charges (note 3) ......      (220,692)       (133,984)       (115,584)
                                                       -----------    ------------    ------------
    Net investment income ..........................      (212,417)       (133,984)       (115,584)
                                                       -----------    ------------    ------------

  Proceeds from mutual funds shares sold ...........    34,607,733      12,258,303      12,262,712
  Cost of mutual fund shares sold ..................   (25,554,105)    (11,935,965)    (13,098,101)
                                                       -----------    ------------    ------------
    Realized gain (loss) on investments ............     9,053,628         322,338        (835,389)
  Change in unrealized gain (loss)
    on investments .................................   (12,312,627)      6,521,648       1,062,670
                                                       -----------    ------------    ------------
    Net gain (loss) on investments .................    (3,258,999)      6,843,986         227,281
                                                       -----------    ------------    ------------
  Reinvested capital gains .........................     5,338,437       1,017,362            --
                                                       -----------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........  $  1,867,021       7,727,364         111,697
                                                       ===========    ============    ============



                                                                       NSATTotRtn
                                                       --------------------------------------------
                                                           2000           1999            1998
                                                       -------------  -------------   -------------
Investment activity:
  Reinvested dividends .............................   $    612,176         663,979         923,892
  Mortality and expense risk charges (note 3) ......       (736,850)       (774,887)       (673,496)
                                                       ------------    ------------    ------------
    Net investment income ..........................       (124,674)       (110,908)        250,396
                                                       ------------    ------------    ------------

  Proceeds from mutual funds shares sold ...........     13,544,946       7,683,042      17,758,523
  Cost of mutual fund shares sold ..................     (9,201,670)     (4,796,181)    (10,907,631)
                                                       ------------    ------------    ------------
    Realized gain (loss) on investments ............      4,343,276       2,886,861       6,850,892
  Change in unrealized gain (loss)
    on investments .................................    (40,766,537)       (615,625)      2,647,189
                                                       ------------    ------------    ------------
    Net gain (loss) on investments .................    (36,423,261)      2,271,236       9,498,081
                                                       ------------    ------------    ------------
  Reinvested capital gains .........................     33,726,301       3,857,973       3,859,922
                                                       ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........   $ (2,821,634)      6,018,301      13,608,399
                                                       ============    ============    ============



                                                                       NBAMTGro
                                                       --------------------------------------------
                                                            2000         1999              1998
                                                       -------------   -------------  -------------
Investment activity:
  Reinvested dividends .............................   $       --              --              --
  Mortality and expense risk charges (note 3) ......       (326,947)       (183,268)       (153,887)
                                                       ------------    ------------    ------------
    Net investment income ..........................       (326,947)       (183,268)       (153,887)
                                                       ------------    ------------    ------------

  Proceeds from mutual funds shares sold ...........     29,136,062      90,781,328      28,296,554
  Cost of mutual fund shares sold ..................    (19,441,919)    (88,544,143)    (30,054,251)
                                                       ------------    ------------    ------------
    Realized gain (loss) on investments ............      9,694,143       2,237,185      (1,757,697)
  Change in unrealized gain (loss)
    on investments .................................    (18,572,555)      7,073,105         273,491
                                                       ------------    ------------    ------------
    Net gain (loss) on investments .................     (8,878,412)      9,310,290      (1,484,206)
                                                       ------------    ------------    ------------
  Reinvested capital gains .........................      3,211,533       1,124,154       4,778,935
                                                       ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........   $ (5,993,826)     10,251,176       3,140,842
                                                       ============    ============    ============



                                                                         NBAMTGuard
                                                       ---------------------------------------------
                                                            2000           1999           1998
                                                       -------------   -------------  --------------
Investment activity:
  Reinvested dividends .............................    $    12,425           4,569            --
  Mortality and expense risk charges (note 3) ......        (14,688)        (12,787)         (4,780)
                                                       ------------    ------------    ------------
    Net investment income ..........................         (2,263)         (8,218)         (4,780)
                                                       ------------    ------------    ------------

  Proceeds from mutual funds shares sold ...........      2,733,360       8,197,327       1,186,919
  Cost of mutual fund shares sold ..................     (2,651,491)     (8,110,096)     (1,243,303)
                                                       ------------    ------------    ------------
    Realized gain (loss) on investments ............         81,869          87,231         (56,384)
  Change in unrealized gain (loss)
    on investments .................................        (98,383)         43,771          53,662
                                                       ------------    ------------    ------------
    Net gain (loss) on investments .................        (16,514)        131,002          (2,722)
                                                       ------------    ------------    ------------
  Reinvested capital gains .........................           --              --              --
                                                       ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........    $   (18,777)        122,784          (7,502)
                                                       ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                                                      NBAMTLMat
                                                                    ------------------------------------------
                                                                           2000         1999            1998
                                                                    -------------  -------------   -----------
Investment activity:
  Reinvested dividends ..........................................   $   306,913        277,113        365,591
  Mortality and expense risk charges (note 3) ...................       (32,093)       (35,738)       (42,729)
                                                                    -----------    -----------    -----------
    Net investment income .......................................       274,820        241,375        322,862
                                                                    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........................     9,275,328      1,296,663      3,525,682
  Cost of mutual fund shares sold ...............................    (9,541,403)    (1,370,958)    (3,557,763)
                                                                    -----------    -----------    -----------
    Realized gain (loss) on investments .........................      (266,075)       (74,295)       (32,081)
  Change in unrealized gain (loss)
    on investments ..............................................       223,548       (128,665)       (88,989)
                                                                    -----------    -----------    -----------
    Net gain (loss) on investments ..............................       (42,527)      (202,960)      (121,070)
                                                                    -----------    -----------    -----------
  Reinvested capital gains ......................................          --             --             --
                                                                    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........................   $   232,293         38,415        201,792
                                                                    ===========    ===========    ===========




                                                                                    NBAMTPart
                                                                    -----------------------------------------
                                                                          2000          1999           1998
                                                                    -------------   -------------  ----------
Investment activity:
  Reinvested dividends ..........................................  $    217,800        395,343        123,869
  Mortality and expense risk charges (note 3) ...................      (194,093)      (234,549)      (254,428)
                                                                    -----------    -----------    -----------
    Net investment income .......................................        23,707        160,794       (130,559)
                                                                    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........................    11,982,768     10,213,406     16,262,946
  Cost of mutual fund shares sold ...............................   (14,409,112)   (10,762,285)   (15,129,583)
                                                                    -----------    -----------    -----------
    Realized gain (loss) on investments .........................    (2,426,344)      (548,879)     1,133,363
  Change in unrealized gain (loss)
    on investments ..............................................    (2,383,122)     1,854,882     (3,917,798)
                                                                    -----------    -----------    -----------
    Net gain (loss) on investments ..............................    (4,809,466)     1,306,003     (2,784,435)
                                                                    -----------    -----------    -----------
  Reinvested capital gains ......................................     4,631,886        687,554      3,901,869
                                                                    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........................  $   (153,873)     2,154,351        986,875
                                                                    ===========    ===========    ===========



                                                                                    OppAggGrVA
                                                                    ------------------------------------------
                                                                         2000            1999           1998
                                                                    -------------   -------------  -----------
Investment activity:
  Reinvested dividends ..........................................   $      --             --             --
  Mortality and expense risk charges (note 3) ...................        (9,718)          --             --
                                                                    -----------    -----------    -----------
    Net investment income .......................................        (9,718)          --             --
                                                                    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........................     8,805,282           --             --
  Cost of mutual fund shares sold ...............................    (9,294,608)          --             --
                                                                    -----------    -----------    -----------
    Realized gain (loss) on investments .........................      (489,326)          --             --
  Change in unrealized gain (loss)
    on investments ..............................................      (435,498)          --             --
                                                                    -----------    -----------    -----------
    Net gain (loss) on investments ..............................      (924,824)          --             --
                                                                    -----------    -----------    -----------
  Reinvested capital gains ......................................          --             --             --
                                                                    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........................   $  (934,542)          --             --
                                                                    ===========    ===========    ===========



                                                                                     OppBdVA
                                                                    ------------------------------------------
                                                                           2000         1999            1998
                                                                    -------------  -------------   -----------
Investment activity:
  Reinvested dividends ..........................................   $   888,727        563,814        177,251
  Mortality and expense risk charges (note 3) ...................       (84,563)       (91,553)       (91,564)
                                                                    -----------    -----------    -----------
    Net investment income .......................................       804,164        472,261         85,687
                                                                    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........................     2,331,159      3,691,017     25,959,216
  Cost of mutual fund shares sold ...............................    (2,569,226)    (3,697,719)   (25,616,936)
                                                                    -----------    -----------    -----------
    Realized gain (loss) on investments .........................      (238,067)        (6,702)       342,280
  Change in unrealized gain (loss)
    on investments ..............................................        16,219       (794,086)        13,809
                                                                    -----------    -----------    -----------
    Net gain (loss) on investments ..............................      (221,848)      (800,788)       356,089
                                                                    -----------    -----------    -----------
  Reinvested capital gains ......................................          --           54,146        160,413
                                                                    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........................   $   582,316       (274,381)       602,189
                                                                    ===========    ===========    ===========



                                                                                    OppCapApVA
                                                                    -----------------------------------------
                                                                          2000          1999           1998
                                                                    -------------   -------------  ----------
Investment activity:
  Reinvested dividends ..........................................   $    18,905         16,006          9,433
  Mortality and expense risk charges (note 3) ...................      (129,760)       (48,619)       (26,246)
                                                                    -----------    -----------    -----------
    Net investment income .......................................      (110,855)       (32,613)       (16,813)
                                                                    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........................    10,473,722     25,212,861      5,173,603
  Cost of mutual fund shares sold ...............................    (8,613,035)   (24,502,814)    (4,835,421)
                                                                    -----------    -----------    -----------
    Realized gain (loss) on investments .........................     1,860,687        710,047        338,182
  Change in unrealized gain (loss)
    on investments ..............................................    (3,665,305)     1,735,399        109,336
                                                                    -----------    -----------    -----------
    Net gain (loss) on investments ..............................    (1,804,618)     2,445,446        447,518
                                                                    -----------    -----------    -----------
  Reinvested capital gains ......................................     1,008,850        175,824        113,813
                                                                    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........................   $  (906,623)     2,588,657        544,518
                                                                    ===========    ===========    ===========



                                                                                    OppGISecVA
                                                                   ------------------------------------------
                                                                        2000            1999           1998
                                                                   -------------   -------------  -----------
Investment activity:
  Reinvested dividends ..........................................  $    99,579        255,944        389,267
  Mortality and expense risk charges (note 3) ...................     (313,312)      (190,529)      (147,592)
                                                                   -----------    -----------    -----------
    Net investment income .......................................     (213,733)        65,415        241,675
                                                                   -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........................    4,035,642      6,535,136      4,690,056
  Cost of mutual fund shares sold ...............................   (2,393,689)    (4,397,501)    (3,335,880)
                                                                   -----------    -----------    -----------
    Realized gain (loss) on investments .........................    1,641,953      2,137,635      1,354,176
  Change in unrealized gain (loss)
    on investments ..............................................   (5,708,731)     9,595,322       (702,629)
                                                                   -----------    -----------    -----------
    Net gain (loss) on investments ..............................   (4,066,778)    11,732,957        651,547
                                                                   -----------    -----------    -----------
  Reinvested capital gains ......................................    5,565,874        717,222      1,465,275
                                                                   -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........................  $ 1,285,363     12,515,594      2,358,497
                                                                   ===========    ===========    ===========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                                              OppMGrinVA
                                                        -------------------------------------------------------
                                                           2000                 1999                  1998
                                                        -----------          -----------          -------------
Investment activity:
  Reinvested dividends...............................    $       --                   --                   --
  Mortality and expense risk charges (note 3)........           (965)                --                   --
                                                         -----------          -----------          -----------
    Net investment income............................           (965)                --                   --
                                                         -----------          -----------          -----------

  Proceeds from mutual funds shares sold.............        100,863                 --                   --
  Cost of mutual fund shares sold....................        (98,302)                --                   --
                                                         -----------          -----------          -----------
    Realized gain (loss) on investments..............          2,561                 --                   --
  Change in unrealized gain (loss)
    on investments...................................        (40,617)                --                   --
                                                         -----------          -----------          -----------
    Net gain (loss) on investments...................        (38,056)                --                   --
                                                         -----------          -----------          -----------
  Reinvested capital gains...........................           --                   --                   --
                                                         -----------          -----------          -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations.............  $    (39,021)                --                   --
                                                         ===========          ===========          ===========




                                                                            OppMltStVA
                                                        -----------------------------------------------------
                                                              2000              1999                 1998
                                                        -----------         -----------          ------------
Investment activity:
  Reinvested dividends.............................     $   684,260              480,400              116,421
  Mortality and expense risk charges (note 3)......        (125,117)            (115,579)            (104,971)
                                                        -----------          -----------          -----------
    Net investment income..........................         559,143              364,821               11,450
                                                        -----------          -----------          -----------

  Proceeds from mutual funds shares sold...........       4,981,698            2,796,637            1,906,489
  Cost of mutual fund shares sold..................      (4,584,087)          (2,391,468)          (1,502,365)
                                                        -----------          -----------          -----------
    Realized gain (loss) on investments............         397,611              405,169              404,124
  Change in unrealized gain (loss)
    on investments.................................      (1,160,185)              10,270             (366,305)
                                                        -----------          -----------          -----------
    Net gain (loss) on investments.................        (762,574)             415,439               37,819
                                                        -----------          -----------          -----------
  Reinvested capital gains.........................         993,822              694,901              675,242
                                                        -----------          -----------          -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations...........     $   790,391            1,475,161              724,511
                                                        ===========          ===========          ===========



                                                                                 StOpp2
                                                        --------------------------------------------------------
                                                               2000               1999                 1998
                                                        -------------           -----------          -----------
Investment activity:
  Reinvested dividends...........................                 --                   --                 71,635
  Mortality and expense risk charges (note 3)....          $  (355,887)            (283,101)            (220,760)
                                                           -----------          -----------          -----------
    Net investment income........................             (355,887)            (283,101)            (149,125)
                                                           -----------          -----------          -----------

  Proceeds from mutual funds shares sold.........            5,753,763            6,031,119            3,215,306
  Cost of mutual fund shares sold................           (3,771,596)          (4,291,744)          (2,191,788)
                                                           -----------          -----------          -----------
    Realized gain (loss) on investments..........            1,982,167            1,739,375            1,023,518
  Change in unrealized gain (loss)
    on investments...............................           (4,879,451)           5,430,662           (1,078,872)
                                                           -----------          -----------          -----------
    Net gain (loss) on investments...............           (2,897,284)           7,170,037              (55,354)
                                                           -----------          -----------          -----------
  Reinvested capital gains.......................            5,562,609            3,541,869            3,488,003
                                                           -----------          -----------          -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........          $ 2,309,438           10,428,805            3,283,524
                                                           ===========          ===========          ===========


                                                                              StDisc2
                                                        -----------------------------------------------------
                                                              2000              1999                 1998
                                                        -----------         -----------          ------------
Investment activity:
  Reinvested dividends...........................       $       --                     --                   --
  Mortality and expense risk charges (note 3)....           (58,904)             (53,820)             (58,150)
                                                        -----------          -----------          -----------
    Net investment income........................           (58,904)             (53,820)             (58,150)
                                                        -----------          -----------          -----------

  Proceeds from mutual funds shares sold.........         6,435,185            6,370,593            4,234,899
  Cost of mutual fund shares sold................        (5,882,290)          (9,362,884)          (3,682,201)
                                                        -----------          -----------          -----------
    Realized gain (loss) on investments..........           752,995             (982,901)             552,698
  Change in unrealized gain (loss)
    on investments...............................          (482,257)             125,370             (128,321)
                                                        -----------          -----------          -----------
    Net gain (loss) on investments...............           270,638             (866,931)             424,377
                                                        -----------          -----------          -----------
  Reinvested capital gains.......................              --              1,095,870              120,028
                                                        -----------          -----------          -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........     $    (211,734)             114,919              466,265
                                                        ===========          ===========          ===========



                                                                             StIntStk2
                                                        -----------------------------------------------------
                                                              2000              1999                 1998
                                                        -----------         -----------          ------------
Investment activity:
  Reinvested dividends............................      $       --                  7,958               22,725
  Mortality and expense risk charges (note 3).....          (49,525)             (22,468)             (15,028)
                                                        -----------          -----------          -----------
    Net investment income.........................          (49,525)             (14,510)               7,697
                                                        -----------          -----------          -----------

  Proceeds from mutual funds shares sold..........       45,151,810           12,615,085            4,328,033
  Cost of mutual fund shares sold...                    (45,538,936)         (11,285,141)          (4,573,810)
                                                        -----------          -----------          -----------
    Realized gain (loss) on investments...........         (387,126)           1,329,944             (245,777)
  Change in unrealized gain (loss)
    on investments................................       (1,546,991)           1,572,604              138,162
                                                        -----------          -----------          -----------
    Net gain (loss) on investments................       (1,934,117)           2,902,548             (107,615)
                                                        -----------          -----------          -----------
  Reinvested capital gains........................             --                   --                   --
                                                        -----------          -----------          -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations..........     $ (1,983,642)           2,888,038              (99,918)
                                                        ===========          ===========          ===========



                                                                                NSATGFocTU
                                                        ---------------------------------------------------------
                                                                2000               1999                 1998
                                                        -------------           -----------          ------------
Investment activity:
  Reinvested dividends...........................             $    --                   --                   --
  Mortality and expense risk charges (note 3)....                  (100)                --                   --
                                                            -----------          -----------          -----------
    Net investment income........................                  (100)                --                   --
                                                            -----------          -----------          -----------

  Proceeds from mutual funds shares sold.........                 7,483                 --                   --
  Cost of mutual fund shares sold................               (10,247)                --                   --
                                                            -----------          -----------          -----------
    Realized gain (loss) on investments..........                (2,764)                --                   --
  Change in unrealized gain (loss)
    on investments...............................               (24,195)                --                   --
                                                            -----------          -----------          -----------
    Net gain (loss) on investments...............               (26,959)                --                   --
                                                            -----------          -----------          -----------
  Reinvested capital gains.......................                 --                   --                   --
                                                            -----------          -----------          -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........             $ (27,059)                --                   --
                                                            ===========          ===========          ===========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                                                 MSUEmMkt
                                                        ---------------------------------------------------------
                                                                2000                1999                1998
                                                        ---------------        -------------   ------------------
Investment activity:
  Reinvested dividends..........................         $     108,788               84,322               37,885
  Mortality and expense risk charges (note 3) ..                (6,391)              (3,195)              (2,400)
                                                         -------------          -----------          -----------
    Net investment income.......................               102,397               81,127               35,485
                                                         -------------          -----------          -----------

  Proceeds from mutual funds shares sold .......               696,248            1,067,995            2,208,004
  Cost of mutual fund shares sold...............              (669,859)          (1,041,803)          (2,302,818)
                                                         -------------          -----------          -----------
    Realized gain (loss) on investments                         26,389               26,192              (94,814)
  Change in unrealized gain (loss)
    on investments..............................               (38,552)              29,379              (33,784)
                                                         -------------          -----------          -----------
    Net gain (loss) on investments..............               (12,163)              55,571             (128,598)
                                                         -------------          -----------          -----------
  Reinvested capital gains......................                  --                   --                   --
                                                         -------------          -----------          -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations .......        $       90,234              136,698              (93,113)
                                                         =============          ===========          ===========




                                                                               MSUUSRealE
                                                        --------------------------------------------------------
                                                                2000              1999                  1998
                                                        ---------------        -------------       -------------
Investment activity:
  Reinvested dividends..........................          $   514,484              400,217               12,298
  Mortality and expense risk charges (note 3) ..              (46,629)             (44,010)             (52,029)
                                                          -----------          -----------          -----------
    Net investment income.......................              467,855              356,207              (39,731)
                                                          -----------          -----------          -----------

  Proceeds from mutual funds shares sold .......           11,404,275            6,089,310            4,635,925
  Cost of mutual fund shares sold...............          (10,957,678)          (7,139,977)          (5,200,298)
                                                          -----------          -----------          -----------
    Realized gain (loss) on investments                       446,597           (1,050,667)            (564,373)
  Change in unrealized gain (loss)
    on investments..............................              443,730              478,383             (513,939)
                                                          -----------          -----------          -----------
    Net gain (loss) on investments..............              890,327             (572,284)          (1,078,312)
                                                          -----------          -----------          -----------
  Reinvested capital gains......................               36,959                 --                121,016
                                                          -----------          -----------          -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations .......          $ 1,395,141             (216,077)            (997,027)
                                                          ===========          ===========          ===========



                                                                                 VEWwBd
                                                        ------------------------------------------------------
                                                              2000                1999                1998
                                                        -------------         -------------        -----------
Investment activity:
  Reinvested dividends..........................         $   125,433              135,225               24,030
  Mortality and expense risk charges (note 3) ..             (21,681)             (25,601)             (26,599)
                                                         -----------          -----------          -----------
    Net investment income.......................             103,752              109,624               (2,569)
                                                         -----------          -----------          -----------

  Proceeds from mutual funds shares sold .......          11,085,379            4,442,114            7,510,962
  Cost of mutual fund shares sold...............         (11,357,847)          (4,822,035)          (7,101,791)
                                                         -----------          -----------          -----------
    Realized gain (loss) on investments                     (272,468)            (379,921)             409,171
  Change in unrealized gain (loss)
    on investments..............................             148,290              (74,747)             (35,624)
                                                         -----------          -----------          -----------
    Net gain (loss) on investments..............            (124,178)            (454,668)             373,547
                                                         -----------          -----------          -----------
  Reinvested capital gains......................                --                 60,420                 --
                                                         -----------          -----------          -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations .......         $   (20,426)            (284,624)             370,978
                                                         ===========          ===========          ===========




                                                                                 VEWwEmgMkt
                                                        ---------------------------------------------------------
                                                                2000                1999                1998
                                                        ---------------        -------------   ------------------
Investment activity:
  Reinvested dividends..........................        $         --                   --                 20,182
  Mortality and expense risk charges (note 3) ..               (53,777)             (32,044)             (14,186)
                                                         -------------          -----------          -----------
    Net investment income.......................               (53,777)             (32,044)               5,996
                                                         -------------          -----------          -----------

  Proceeds from mutual funds shares sold .......            22,197,969           26,145,515            4,758,410
  Cost of mutual fund shares sold...............           (22,523,533)         (24,002,878)          (6,579,731)
                                                         -------------          -----------          -----------
    Realized gain (loss) on investments                       (325,564)           2,142,637           (1,821,321)
  Change in unrealized gain (loss)
    on investments..............................            (2,614,711)           1,939,640              923,464
                                                         -------------          -----------          -----------
    Net gain (loss) on investments..............            (2,940,275)           4,082,277             (897,857)
                                                         -------------          -----------          -----------
  Reinvested capital gains......................                  --                   --                 17,939
                                                         -------------          -----------          -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations .......        $   (2,994,052)           4,050,233             (873,922)
                                                         =============          ===========          ===========



                                                                                VEWwHrdAst
                                                        --------------------------------------------------------
                                                                2000              1999                  1998
                                                        ---------------        -------------       -------------
Investment activity:
  Reinvested dividends..........................          $    47,340               61,762               35,945
  Mortality and expense risk charges (note 3) ..              (36,261)             (36,567)             (38,345)
                                                          -----------          -----------          -----------
    Net investment income.......................               11,079               25,195               (2,400)
                                                          -----------          -----------          -----------

  Proceeds from mutual funds shares sold .......           17,958,019           19,298,812           13,571,199
  Cost of mutual fund shares sold...............          (17,432,316)         (18,689,697)         (17,132,731)
                                                          -----------          -----------          -----------
    Realized gain (loss) on investments                       525,703              609,115           (3,561,532)
  Change in unrealized gain (loss)
    on investments..............................             (152,863)             199,401              644,209
                                                          -----------          -----------          -----------
    Net gain (loss) on investments..............              372,840              808,516           (2,917,323)
                                                          -----------          -----------          -----------
  Reinvested capital gains......................                 --                   --                882,647
                                                          -----------          -----------          -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations .......          $   383,919              833,711           (2,037,076)
                                                          ===========          ===========          ===========



                                                                                WPTGloPVC
                                                        ------------------------------------------------------
                                                              2000                1999                1998
                                                        -------------         -------------        -----------
Investment activity:
  Reinvested dividends..........................                --                   --                   --
  Mortality and expense risk charges (note 3) ..         $   (26,477)             (13,686)              (6,193)
                                                         -----------          -----------          -----------
    Net investment income.......................             (26,477)             (13,686)              (6,193)
                                                         -----------          -----------          -----------

  Proceeds from mutual funds shares sold .......          21,730,640           11,451,361            4,879,898
  Cost of mutual fund shares sold...............         (21,573,716)         (10,619,693)          (4,873,755)
                                                         -----------          -----------          -----------
    Realized gain (loss) on investments                      156,924              831,668                6,143
  Change in unrealized gain (loss)
    on investments..............................          (1,447,278)             489,466               66,492
                                                         -----------          -----------          -----------
    Net gain (loss) on investments..............          (1,290,354)           1,321,134               72,635
                                                         -----------          -----------          -----------
  Reinvested capital gains......................             359,529                 --                   --
                                                         -----------          -----------          -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations .......         $  (957,302)           1,307,448               66,442
                                                         ===========          ===========          ===========


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                                     WPTIntEq
                                                  ---------------------------------------------
                                                        2000           1999            1998
                                                  -------------  -------------   --------------
Investment activity:
Reinvested dividends ..........................   $     51,283         106,392          50,333
Mortality and expense risk charges (note 3) ...        (81,674)        (70,225)        (72,995)
                                                  ------------    ------------    ------------
  Net investment income .......................        (30,391)         36,167         (22,662)
                                                  ------------    ------------    ------------

Proceeds from mutual funds shares sold ........     11,655,731      19,261,615       9,538,799
Cost of mutual fund shares sold ...............    (11,306,949)    (18,047,381)     (9,941,358)
                                                  ------------    ------------    ------------
  Realized gain (loss) on investments .........        348,782       1,214,234        (402,559)
Change in unrealized gain (loss)
  on investments ..............................     (4,794,748)      3,271,039         929,287
                                                  ------------    ------------    ------------
  Net gain (loss) on investments ..............     (4,445,966)      4,485,273         526,728
                                                  ------------    ------------    ------------
Reinvested capital gains ......................      1,233,063            --              --
                                                  ------------    ------------    ------------
  Net increase (decrease) in contract owners'
    equity resulting from operations ........     $ (3,243,294)      4,521,440         504,066
                                                  ============    ============    ============




                                                                       WPTSmCoGr
                                                  ---------------------------------------------
                                                          2000            1999           1998
                                                  -------------   -------------  --------------
Investment activity:
Reinvested dividends ..........................           --              --              --
Mortality and expense risk charges (note 3) ...   $   (216,538)       (114,737)       (106,735)
                                                  ------------    ------------    ------------
  Net investment income .......................       (216,538)       (114,737)       (106,735)
                                                  ------------    ------------    ------------

Proceeds from mutual funds shares sold ........     42,618,463      12,560,036      11,652,539
Cost of mutual fund shares sold ...............    (37,312,904)    (11,995,881)    (11,657,359)
                                                  ------------    ------------    ------------
  Realized gain (loss) on investments .........      5,305,559         564,155          (4,820)
Change in unrealized gain (loss)
  on investments ..............................    (18,360,336)      8,391,845        (287,723)
                                                  ------------    ------------    ------------
  Net gain (loss) on investments ..............    (13,054,777)      8,956,000        (292,543)
                                                  ------------    ------------    ------------
Reinvested capital gains ......................      5,714,137         709,970            --
                                                  ------------    ------------    ------------
  Net increase (decrease) in contract owners'
    equity resulting from operations ........     $ (7,557,178)      9,551,233        (399,278)
                                                  ============    ============    ============


                                       18


See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                                   Total                                    ACVPBal
                                               -----------------------------------------    --------------------------------------
                                                    2000            1999         1998          2000          1999          1998
                                               -------------    ----------    ----------    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income ......................$    5,292,428     6,438,144     5,411,041        99,419        61,381        34,630
  Realized gain (loss) on investments ........    61,135,620    57,750,755    30,828,999       (85,566)      (51,696)       95,219
  Change in unrealized gain (loss)
    on investments ...........................  (263,179,099)   93,482,590    26,818,372      (306,371)     (209,153)       37,264
  Reinvested capital gains ...................   117,294,274    39,898,769    43,742,310        89,903       723,542       456,397
                                               ------------- -------------    ----------    ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..............   (79,456,777)  197,570,258   106,800,722      (202,615)      524,074       623,510
                                               ------------- -------------    ----------    ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..........................   120,946,341   155,876,754   213,764,519       657,944       765,352       617,960
  Transfers between funds ....................          --            --            --        (516,182)      (71,304)    1,045,491
  Surrenders .................................   (41,340,894)  (29,241,082)  (20,881,099)     (287,549)     (170,759)     (139,847)
  Death benefits (note 4) ....................    (2,753,264)   (5,189,106)   (1,636,729)       (2,238)       (3,696)      (12,665)
  Policy loans (net of repayments)
    (note 5) .................................   (18,700,994)  (16,840,767)  (15,272,227)      (90,905)     (109,266)      (97,880)
  Deductions for surrender charges
    (note 2d) ................................    (3,783,229)   (4,371,271)   (2,374,941)      (26,315)      (25,527)      (16,788)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ........................   (46,656,142)  (46,509,797)  (44,274,845)     (253,169)     (273,361)     (164,907)
  Asset charges (note 3):
    MSP contracts ............................      (600,986)     (560,395)     (433,211)       (5,232)       (4,829)       (2,706)
    LSFP contracts ...........................      (385,150)     (275,681)     (123,032)       (1,420)         (912)         (769)
                                               ------------- -------------    ----------    ----------    ----------    ----------
      Net equity transactions ................     6,725,682    52,888,655   128,768,435      (525,066)      105,698     1,227,889
                                               ------------- -------------    ----------    ----------    ----------    ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ............................    (72,731,095)  250,458,913   235,569,157      (727,681)      629,772     1,851,399
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .................................  1,144,615,392   894,156,479   658,587,322     6,192,631     5,562,859     3,711,460
                                               ------------- -------------    ----------    ----------    ----------    ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ................................. $1,071,884,297 1,144,615,392   894,156,479     5,464,950     6,192,631     5,562,859
                                              ============== =============    ==========    ==========    ==========    ==========


CHANGES IN UNITS:
  Beginning units .............................   42,923,800    39,766,962    32,822,084       306,093       299,058       228,431
                                                  ---------- -------------    ----------    ----------    ----------    ----------
  Units purchased .............................    9,658,988    12,461,932    19,664,342        35,007        51,610        98,536
  Units redeemed ..............................   (8,398,585)   (9,305,094)  (12,719,464)      (60,935)      (44,575)      (27,909)
                                                  ---------- -------------    ----------    ----------    ----------    ----------
  Ending units ...............................    44,184,203    42,923,800    39,766,962       280,165       306,093       299,058
                                                  ========== =============    ==========    ==========    ==========    ==========


                                                                     ACVPCapAp
                                                  --------------------------------------
                                                      2000         1999            1998
                                                  ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income ......................$     (225,875)     (108,580)      (82,384)
  Realized gain (loss) on investments ........     8,676,996       763,191      (727,084)
  Change in unrealized gain (loss)
    on investments ...........................    (7,733,755)    6,761,369       (95,403)
  Reinvested capital gains ...................       750,781          --         626,545
                                                  ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..............     1,468,147     7,415,980      (278,326)
                                                  ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..........................     2,321,398     1,955,940     2,567,119
  Transfers between funds ....................     6,725,158       261,755    (1,460,314)
  Surrenders .................................    (1,026,955)     (723,035)     (537,440)
  Death benefits (note 4) ....................       (20,053)      (23,318)       (1,791)
  Policy loans (net of repayments)
    (note 5) .................................      (635,720)     (241,323)     (208,014)
  Deductions for surrender charges
    (note 2d) ................................       (93,980)     (108,087)      (63,643)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ........................    (1,000,118)     (687,205)     (533,669)
  Asset charges (note 3):
    MSP contracts ............................       (12,135)       (3,806)       (5,721)
    LSFP contracts ...........................        (4,320)       (1,392)       (1,625)
                                                  ----------    ----------    ----------
      Net equity transactions ................     6,253,275       429,529      (245,098)
                                                  ----------    ----------    ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .............................     7,721,422     7,845,509      (523,424)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..................................    19,440,162    11,594,653    12,118,077
                                                  ----------    ----------    ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..................................   $27,161,584    19,440,162    11,594,653
                                                 ===========    ==========    ==========


CHANGES IN UNITS:
  Beginning units .............................      851,973       825,873       825,721
                                                  ----------    ----------    ----------
  Units purchased .............................      379,881       175,114       217,853
  Units redeemed ..............................     (111,311)     (149,014)     (217,701)
                                                  ----------    ----------    ----------
  Ending units ................................    1,120,543       851,973       825,873
                                                  ==========    ==========    ==========



                                       19
                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                                    ACVPIncGr                               ACVPInt
                                                  --------------------------------------    --------------------------------------
                                                      2000         1999          1998          2000          1999          1998
                                                  ----------    ----------    ----------    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income .......................   $   (7,281)      (26,446)         (297)     (160,634)     (123,973)      (51,730)
  Realized gain (loss) on investments .........      272,347       461,156        (6,256)    4,676,153     2,485,788       236,130
  Change in unrealized gain (loss)
    on investments ............................     (817,445)      247,602       131,508    (9,830,737)    6,850,984       538,699
  Reinvested capital gains ....................         --            --            --         478,387          --         498,647
                                                  ----------    ----------    ----------    ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............     (552,379)      682,312       124,955    (4,836,831)    9,212,799     1,221,746
                                                  ----------    ----------    ----------    ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................      588,512       482,154       115,227     1,859,782     1,793,620     1,075,296
  Transfers between funds .....................       51,206     2,244,545     1,333,797     2,472,737     1,521,029     5,394,451
  Surrenders ..................................     (103,924)      (56,332)       (9,343)     (699,631)     (363,715)      (91,333)
  Death benefits (note 4) .....................      (25,723)         --              (1)      (56,581)      (15,489)      (11,988)
  Policy loans (net of repayments)
    (note 5) ..................................      (54,872)       49,802        (3,122)     (164,750)     (508,785)      (25,253)
  Deductions for surrender charges
    (note 2d) .................................       (9,510)       (8,421)         (970)      (64,025)      (54,372)       (7,357)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................     (149,381)     (109,013)      (14,226)     (777,200)     (578,192)     (371,602)
  Asset charges (note 3):
    MSP contracts .............................       (3,446)       (3,326)         (527)      (13,908)       (9,808)       (6,965)
    LSFP contracts ............................       (3,118)       (4,278)         (150)      (14,309)       (5,962)       (1,978)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
      Net equity transactions .................      289,744     2,595,131     1,420,685     2,542,115     1,778,326     5,953,271
                                                  ----------    ----------    ----------    ----------    ----------    ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ..............................     (262,635)    3,277,443     1,545,640    (2,294,716)   10,991,125     7,175,017
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................    4,823,083     1,545,640          --      24,752,338    13,761,213     6,586,196
                                                  ----------    ----------    ----------    ----------    ----------    ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ...................................   $4,560,448     4,823,083     1,545,640    22,457,622    24,752,338    13,761,213
                                                  ==========    ==========    ==========    ==========    ==========    ==========
CHANGES IN UNITS:
  Beginning units .............................      378,466       142,086          --         935,555       847,041       475,299
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  Units purchased .............................      100,713       256,957       144,048       201,426       177,900       444,811
  Units redeemed ..............................      (75,269)      (20,577)       (1,962)     (109,345)      (89,386)      (73,069)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  Ending units ................................      403,910       378,466       142,086     1,027,636       935,555       847,041
                                                  ==========    ==========    ==========    ==========    ==========    ==========
                                                                       ACVPValue
                                                    --------------------------------------
                                                       2000          1999            1998
                                                    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income .......................          7,825         5,292        (5,760)
  Realized gain (loss) on investments .........        348,832       (14,581)      (93,558)
  Change in unrealized gain (loss)
    on investments ............................        414,821      (279,501)        7,367
  Reinvested capital gains ....................         89,531       249,026       169,984
                                                    ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............        861,009       (39,764)       78,033
                                                    ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................        396,314       536,794       402,104
  Transfers between funds .....................      2,843,992       (10,220)      705,143
  Surrenders ..................................       (139,365)      (44,773)      (64,948)
  Death benefits (note 4) .....................           --         (18,972)           (2)
  Policy loans (net of repayments)
    (note 5) ..................................       (132,570)      (46,175)      (39,222)
  Deductions for surrender charges
    (note 2d) .................................        (12,754)       (6,693)       (5,005)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................       (122,278)     (138,847)      (76,187)
  Asset charges (note 3):
    MSP contracts .............................         (2,874)       (3,246)       (1,389)
    LSFP contracts ............................         (4,255)       (1,972)         (394)
                                                    ----------    ----------    ----------
      Net equity transactions .................      2,826,210       265,896       920,100
                                                    ----------    ----------    ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ..............................      3,687,219       226,132       998,133
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................      2,939,382     2,713,250     1,715,117
                                                    ----------    ----------    ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ...................................     $6,626,601     2,939,382     2,713,250
                                                    ==========    ==========    ==========
CHANGES IN UNITS:
  Beginning units .............................        225,895       205,278       135,221
                                                    ----------    ----------    ----------
  Units purchased .............................        242,795        49,493        95,366
  Units redeemed ..............................        (33,581)      (28,876)      (25,309)
                                                    ----------    ----------    ----------
  Ending units ................................        435,109       225,895       205,278
                                                    ==========    ==========    ==========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                                 DrySRGr                                    DryStkIx
                                                  --------------------------------------    --------------------------------------
                                                      2000         1999          1998          2000          1999          1998
                                                 -----------    ----------    ----------    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income ................         $       118      (112,443)      (58,464)      213,640       346,881       332,459
  Realized gain (loss) on investments ..             721,982     1,789,441     1,461,663     4,081,939     5,075,012     7,162,506
  Change in unrealized gain (loss)
    on investments .....................          (3,257,761)    1,688,692       619,023    (16,940,040)  11,113,462     6,892,116
  Reinvested capital gains .............                --         646,972       429,304     1,618,261       920,361       156,109
                                                 -----------    ----------    ----------    ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ........          (2,535,661)    4,012,662     2,451,526    (11,026,200)  17,455,716    14,543,190
                                                 -----------    ----------    ----------    ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................           2,490,032     2,602,017     2,646,682    12,374,808    13,344,420     8,792,308
  Transfers between funds ..............           2,460,935     2,581,796     1,547,337    (5,097,368)   11,928,413    15,454,943
  Surrenders ...........................            (724,497)     (387,508)     (808,738)   (3,029,913)   (2,827,148)     (489,388)
  Death benefits (note 4) ..............             (47,303)      (31,507)       (3,645)     (407,101)     (157,295)     (395,851)
  Policy loans (net of repayments)
    (note 5) ...........................            (577,113)     (488,829)     (431,011)   (1,621,944)   (1,610,756)     (500,204)
  Deductions for surrender charges
    (note 2d) ..........................             (66,301)      (57,929)     (101,807)     (277,277)     (422,632)      (44,357)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ..................          (1,048,030)     (879,312)     (448,348)   (4,198,947)   (4,097,507)   (2,263,707)
  Asset charges (note 3):
    MSP contracts ......................              (9,779)       (7,129)       (5,343)      (52,991)      (54,699)      (35,299)
    LSFP contracts .....................              (7,247)       (5,332)       (1,518)      (60,980)      (48,577)      (10,025)
                                                 -----------    ----------    ----------    ----------    ----------    ----------
      Net equity transactions ..........           2,470,697     3,326,267     2,393,609    (2,371,713)   16,054,219    20,508,420
                                                 -----------    ----------    ----------    ----------    ----------    ----------

Net change in contract
  owners' equity .......................             (64,964)    7,338,929     4,845,135    (13,397,913)  33,509,935    35,051,610
Contract owners' equity beginning
  of period ............................          19,399,304    12,060,375     7,215,240    112,551,441   79,041,506    43,989,896
                                                 -----------    ----------    ----------    ----------    ----------    ----------
Contract owners' equity end
  of period ............................         $19,334,340    19,399,304    12,060,375    99,153,528    112,551,441   79,041,506
                                                 ===========    ==========    ==========    ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units ......................             556,165       446,957       340,755     3,543,874     2,959,968     2,067,906
                                                 -----------    ----------    ----------    ----------    ----------    ----------
  Units purchased ......................             149,111       173,727       166,034       448,057       907,973     1,147,227
  Units redeemed .......................             (75,419)      (64,519)      (59,832)     (531,576)     (324,067)     (255,165)
                                                 -----------    ----------    ----------    ----------    ----------    ----------
  Ending units .........................             629,857       556,165       446,957     3,460,355     3,543,874     2,959,968
                                                 ===========    ==========    ==========    ==========    ==========    ==========

                                                                 DryEuroEq
                                                   --------------------------------------
                                                      2000          1999            1998
                                                   ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income ................           $     (293)         --           --
  Realized gain (loss) on investments ..               (6,913)         --           --
  Change in unrealized gain (loss)
    on investments .....................                1,517          --           --
  Reinvested capital gains .............                1,253          --           --
                                                   ----------    ----------   ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ........               (4,436)         --           --
                                                   ----------    ----------   ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................                5,122          --           --
  Transfers between funds ..............              113,027          --           --
  Surrenders ...........................                 --            --           --
  Death benefits (note 4) ..............                 --            --           --
  Policy loans (net of repayments)
    (note 5) ...........................                    2          --           --
  Deductions for surrender charges
    (note 2d) ..........................                 --            --           --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ..................               (2,481)         --           --
  Asset charges (note 3):
    MSP contracts ......................                  (27)         --           --
    LSFP contracts .....................                   (6)         --           --
                                                   ----------    ----------   ----------
      Net equity transactions ..........              115,637          --           --
                                                   ----------    ----------   ----------

Net change in contract
  owners' equity .......................              111,201          --           --
Contract owners' equity beginning
  of period ............................                 --            --           --
                                                   ----------    ----------   ----------
Contract owners' equity end
  of period ............................           $  111,201          --           --
                                                   ==========    ==========   ==========

CHANGES IN UNITS:
  Beginning units ......................                 --            --           --
                                                   ----------    ----------   ----------
  Units purchased ......................               12,230          --           --
  Units redeemed .......................                 (273)         --           --
                                                   ----------    ----------   ----------
  Ending units .........................               11,957          --           --
                                                   ==========    ==========   ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                                  DryVApp                                     DryVGrInc
                                                  --------------------------------------    --------------------------------------
                                                     2000          1999          1998           2000          1999          1998
                                                  ----------    ----------    ----------    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income .......................   $  (10,494)      (13,667)       (2,278)       (1,576)          558         2,926
  Realized gain (loss) on investments .........      206,665       415,445       652,731        67,580        74,977        31,398
  Change in unrealized gain (loss)
    on investments ............................     (365,322)      269,060       173,020      (314,432)      230,049       115,375
  Reinvested capital gains ....................       80,911        29,215         1,151       113,207        87,323        29,897
                                                  ----------    ----------    ----------    ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............      (88,240)      700,053       824,624      (135,221)      392,907       179,596
                                                  ----------    ----------    ----------    ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................      980,051     1,147,358       502,552       350,148       430,878     1,960,370
  Transfers between funds .....................   (1,176,921)    2,166,937     3,058,005       289,849        18,919       533,213
  Surrenders ..................................      101,300      (296,009)      (44,456)      (36,572)      (34,300)     (701,730)
  Death benefits (note 4) .....................       (8,995)      (13,006)           (4)         --         (18,064)           (2)
  Policy loans (net of repayments)
    (note 5) ..................................     (150,408)     (134,352)      (18,317)      (40,935)      (18,736)     (801,908)
  Deductions for surrender charges
    (note 2d) .................................        9,270       (44,251)       (5,020)       (3,347)       (5,128)      (90,325)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................     (296,841)     (299,558)      (77,478)     (130,262)     (129,582)      (66,760)
  Asset charges (note 3):
    MSP contracts .............................       (2,821)       (3,070)       (1,883)       (3,923)       (3,346)       (1,044)
    LSFP contracts ............................       (5,196)       (2,988)         (535)       (2,236)       (1,645)         (297)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
      Net equity transactions .................     (550,561)    2,521,061     3,412,864       422,722       238,996       831,517
                                                  ----------    ----------    ----------    ----------    ----------    ----------

Net change in contract
  owners' equity ..............................     (638,801)    3,221,114     4,237,488       287,501       631,903     1,011,113
Contract owners' equity beginning
  of period ...................................    7,890,198     4,669,084       431,596     2,845,869     2,213,966     1,202,853
                                                  ----------    ----------    ----------    ----------    ----------    ----------
Contract owners' equity end
  of period ...................................   $7,251,397     7,890,198     4,669,084     3,133,370     2,845,869     2,213,966
                                                  ==========    ==========    ==========    ==========    ==========    ==========


CHANGES IN UNITS:
  Beginning units .............................      540,642       353,868        42,264       191,266       172,937       104,366
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  Units purchased .............................      100,075       246,230       334,723        44,176        59,773        85,459
  Units redeemed ..............................     (137,248)      (59,456)      (23,119)      (15,119)      (41,444)      (16,888)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  Ending units ................................      503,469       540,642       353,868       220,323       191,266       172,937
                                                  ==========    ==========    ==========    ==========    ==========    ==========


                                                                     FidVEqIn
                                                    --------------------------------------
                                                        2000         1999          1998
                                                    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income .......................    $   764,744       519,590       382,966
  Realized gain (loss) on investments .........      4,331,220     6,406,550     2,246,297
  Change in unrealized gain (loss)
    on investments ............................     (5,231,085)   (5,267,170)    1,497,328
  Reinvested capital gains ....................      5,255,479     2,726,961     3,551,403
                                                    ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............      5,120,358     4,385,931     7,677,994
                                                    ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................      8,138,570    10,203,955    10,207,531
  Transfers between funds .....................     (10,789,250)  (3,247,107)    2,383,113
  Surrenders ..................................     (3,122,051)   (2,431,139)     (904,020)
  Death benefits (note 4) .....................       (189,944)     (137,938)      (80,375)
  Policy loans (net of repayments)
    (note 5) ..................................     (1,035,827)   (1,117,875)     (597,978)
  Deductions for surrender charges
    (note 2d) .................................       (285,708)     (363,433)      (83,892)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................     (3,073,309)   (3,725,075)   (4,711,838)
  Asset charges (note 3):
    MSP contracts .............................        (38,789)      (46,610)      (42,703)
    LSFP contracts ............................        (19,695)      (17,059)      (12,127)
                                                    ----------    ----------    ----------
      Net equity transactions .................     (10,416,003)    (882,281)    6,157,711
                                                    ----------    ----------    ----------

Net change in contract
  owners' equity ..............................     (5,295,645)    3,503,650    13,835,705
Contract owners' equity beginning
  of period ...................................     87,067,928    83,564,278    69,728,573
                                                    ----------    ----------    ----------
Contract owners' equity end
  of period ...................................    $81,772,283    87,067,928    83,564,278
                                                    ==========    ==========    ==========


CHANGES IN UNITS:
  Beginning units .............................      2,594,139     2,614,531     2,365,945
                                                    ----------    ----------    ----------
  Units purchased .............................        259,043       349,328       567,736
  Units redeemed ..............................       (576,976)     (369,720)     (319,150)
                                                    ----------    ----------    ----------
  Ending units ................................      2,276,206     2,594,139     2,614,531
                                                    ==========    ==========    ==========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                                 FidVGr                                    FidVHiIn
                                                  --------------------------------------    --------------------------------------
                                                     2000          1999          1998           2000          1999          1998
                                                  ----------    ----------    ----------    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income .....................   $ (1,241,653)     (929,897)     (361,521)    1,524,797     2,372,262     1,719,115
  Realized gain (loss) on investments .......      3,612,827    15,710,494     9,569,800      (934,993)   (2,878,622)     (566,114)
  Change in unrealized gain (loss)
    on investments ..........................    (42,932,678)   17,198,414    10,952,975    (6,237,391)    2,437,032    (3,958,695)
  Reinvested capital gains ..................     19,550,081    13,551,946    10,413,177          --          96,078     1,226,822
                                                ------------    ----------    ----------    ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............    (21,011,423)   45,530,957    30,574,431    (5,647,587)    2,026,750    (1,578,872)
                                                ------------    ----------    ----------    ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .........................     15,063,048    15,418,413    11,800,595     2,816,915     3,767,754     5,333,328
  Transfers between funds ...................      2,949,689    13,284,488     6,611,922    (2,585,935)   (4,726,508)    1,830,834
  Surrenders ................................     (5,630,898)   (3,962,266)   (1,541,170)   (1,009,915)     (711,931)     (481,342)
  Death benefits (note 4) ...................       (464,693)     (299,356)      (54,733)     (215,967)      (83,542)       (9,509)
  Policy loans (net of repayments)
    (note 5) ................................     (3,566,377)   (3,173,351)     (593,726)      (36,510)     (257,597)     (379,699)
  Deductions for surrender charges
    (note 2d) ...............................       (515,300)     (592,322)     (161,482)      (92,420)     (106,427)      (54,547)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .......................     (6,864,591)   (6,220,078)   (4,387,847)     (982,080)   (1,219,918)   (2,449,174)
  Asset charges (note 3):
    MSP contracts ...........................        (69,249)      (50,059)      (52,749)      (22,334)      (29,175)      (14,696)
    LSFP contracts ..........................        (34,365)      (23,234)      (14,980)       (7,947)       (7,937)       (4,173)
                                                ------------    ----------    ----------    ----------    ----------    ----------
      Net equity transactions ...............        867,264    14,382,235    11,605,830    (2,136,193)   (3,375,281)    3,771,022
                                                ------------    ----------    ----------    ----------    ----------    ----------

Net change in contract
  owners' equity ............................    (20,144,159)   59,913,192    42,180,261    (7,783,780)   (1,348,531)    2,192,150
Contract owners' equity beginning
  of period .................................    177,055,951    117,142,759   74,962,498    26,005,933    27,354,464    25,162,314
                                                ------------    ----------    ----------    ----------    ----------    ----------
Contract owners' equity end
  of period .................................   $156,911,792    177,055,951   117,142,759   18,222,153    26,005,933    27,354,464
                                                ============    ==========    ==========    ==========    ==========    ==========


CHANGES IN UNITS:
  Beginning units ...........................      3,435,387     3,041,033     2,626,715     1,081,513     1,213,502       995,908
                                                ------------    ----------    ----------    ----------    ----------    ----------
  Units purchased ...........................        378,450       730,961       739,051       140,914       174,332       371,192
  Units redeemed ............................       (351,091)     (336,607)     (324,733)     (249,998)     (306,321)     (153,598)
                                                ------------    ----------    ----------    ----------    ----------    ----------
  Ending units .............................       3,462,746     3,435,387     3,041,033       972,429     1,081,513     1,213,502
                                                ============    ==========    ==========    ==========    ==========    ==========

                                                                  FidVOvSe
                                                 --------------------------------------
                                                     2000         1999          1998
                                                 ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income .....................   $   194,518       132,290       204,921
  Realized gain (loss) on investments .......     1,273,207     2,116,216     1,096,462
  Change in unrealized gain (loss)
    on investments ..........................    (10,130,820)   6,394,423         2,343
  Reinvested capital gains ..................     2,677,139       535,780     1,098,564
                                                 ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............    (5,985,956)    9,178,709     2,402,290
                                                 ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .........................     2,338,549     2,603,811     3,170,855
  Transfers between funds ...................      (191,092)   (1,140,865)     (323,986)
  Surrenders ................................    (1,476,671)     (511,027)     (367,369)
  Death benefits (note 4) ...................       (31,249)      (42,803)      (33,198)
  Policy loans (net of repayments)
    (note 5) ................................      (709,130)     (436,230)     (393,533)
  Deductions for surrender charges
    (note 2d) ...............................      (135,135)      (76,394)      (41,687)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .......................      (931,867)     (936,056)   (1,268,155)
  Asset charges (note 3):
    MSP contracts ...........................        (9,547)       (9,310)      (11,653)
    LSFP contracts ..........................        (8,001)       (4,398)       (3,309)
                                                 ----------    ----------    ----------
      Net equity transactions ...............    (1,154,143)     (553,272)      727,965
                                                 ----------    ----------    ----------

Net change in contract
  owners' equity ............................    (7,140,099)    8,625,437     3,130,255
Contract owners' equity beginning
  of period .................................    30,848,846    22,223,409    19,093,154
                                                 ----------    ----------    ----------
Contract owners' equity end
  of period .................................   $23,708,747    30,848,846    22,223,409
                                                 ==========    ==========    ==========


CHANGES IN UNITS:
  Beginning units ...........................     1,202,196     1,218,999     1,163,140
                                                 ----------    ----------    ----------
  Units purchased ...........................       139,166       165,048       239,485
  Units redeemed ............................      (194,788)     (181,851)     (183,626)
                                                 ----------    ----------    ----------
  Ending units ..............................     1,146,574     1,202,196     1,218,999
                                                 ==========    ==========    ==========







                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                                  FidVAM                                    FidVCon
                                                  --------------------------------------    --------------------------------------
                                                     2000          1999          1998           2000          1999          1998
                                                  ----------    ----------    ----------    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income .......................  $   764,144       769,711       655,770      (277,542)     (198,905)     (107,283)
  Realized gain (loss) on investments .........      743,891     1,015,529       606,007     1,601,999     8,607,593     1,751,667
  Change in unrealized gain (loss)
    on investments ............................   (5,439,784)       26,818        28,492    (15,273,672)   2,632,252     6,821,820
  Reinvested capital gains ....................    2,429,670     1,317,530     2,684,931     8,862,945     1,916,516     1,537,336
                                                  ----------    ----------    ----------    ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............   (1,502,079)    3,129,588     3,975,200    (5,086,270)   12,957,456    10,003,540
                                                  ----------    ----------    ----------    ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................    2,378,371     2,909,351     2,483,246     7,336,354     8,483,644     7,814,633
  Transfers between funds .....................   (1,984,742)   (2,311,042)      115,769    (2,948,975)    5,291,011     7,442,220
  Surrenders ..................................     (944,977)     (832,733)   (1,327,378)   (2,212,824)   (1,395,137)   (1,418,496)
  Death benefits (note 4) .....................      (13,747)      (42,640)      (17,947)      (73,090)     (199,019)     (122,001)
  Policy loans (net of repayments)
    (note 5) ..................................     (368,885)     (659,859)     (195,419)   (1,259,765)     (834,500)   (1,095,851)
  Deductions for surrender charges
    (note 2d) .................................      (86,478)     (124,486)     (149,118)     (202,502)     (208,560)     (175,050)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................   (1,085,359)   (1,199,744)     (874,287)   (2,638,799)   (2,643,787)   (1,378,370)
  Asset charges (note 3):
    MSP contracts .............................      (11,244)      (11,668)      (16,611)      (38,581)      (36,244)      (21,960)
    LSFP contracts ............................       (3,046)       (2,332)       (4,717)      (23,285)      (18,084)       (6,237)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
      Net equity transactions .................   (2,120,107)   (2,275,153)       13,538    (2,061,467)    8,439,324    11,038,888
                                                  ----------    ----------    ----------    ----------    ----------    ----------

Net change in contract
  owners' equity ..............................   (3,622,186)      854,435     3,988,738    (7,147,737)   21,396,780    21,042,428
Contract owners' equity beginning
  of period ...................................   33,107,722    32,253,287    28,264,549    71,247,015    49,850,235    28,807,807
                                                  ----------    ----------    ----------    ----------    ----------    ----------
Contract owners' equity end
  of period ...................................  $29,485,536    33,107,722    32,253,287    64,099,278    71,247,015    49,850,235
                                                  ==========    ==========    ==========    ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .............................    1,229,226     1,312,905     1,299,236     2,777,590     2,397,557     1,779,871
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  Units purchased .............................      102,304       133,092       205,167       337,798       636,459       831,534
  Units redeemed ..............................     (180,893)     (216,771)     (191,498)     (417,655)     (256,426)     (213,848)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  Ending units ................................    1,150,637     1,229,226     1,312,905     2,697,733     2,777,590     2,397,557
                                                  ==========    ==========    ==========    ==========    ==========    ==========



                                                                   FidVGrOp
                                                    --------------------------------------
                                                        2000         1999          1998
                                                    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income .......................         36,283        11,876       (15,546)
  Realized gain (loss) on investments .........       (263,449)      453,860       226,190
  Change in unrealized gain (loss)
    on investments ............................     (1,250,959)     (343,328)      577,416
  Reinvested capital gains ....................        391,834       110,237        70,230
                                                    ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............     (1,086,291)      232,645       858,290
                                                    ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................        917,497     1,132,717     3,299,608
  Transfers between funds .....................       (800,042)       12,561     3,732,648
  Surrenders ..................................       (161,720)     (135,968)   (1,598,688)
  Death benefits (note 4) .....................        (20,814)      (53,293)       (9,225)
  Policy loans (net of repayments)
    (note 5) ..................................        (58,980)      (44,200)   (1,157,827)
  Deductions for surrender charges
    (note 2d) .................................        (14,800)      (20,326)     (205,666)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................       (280,822)     (320,411)     (136,692)
  Asset charges (note 3):
    MSP contracts .............................         (3,949)       (5,191)       (2,482)
    LSFP contracts ............................         (3,318)       (2,905)         (705)
                                                    ----------    ----------    ----------
      Net equity transactions .................       (426,948)      562,984     3,920,971
                                                    ----------    ----------    ----------

Net change in contract
  owners' equity ..............................     (1,513,239)      795,629     4,779,261
Contract owners' equity beginning
  of period ...................................      6,683,909     5,888,280     1,109,019
                                                    ----------    ----------    ----------
Contract owners' equity end
  of period ...................................    $ 5,170,670     6,683,909     5,888,280
                                                    ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .............................        475,926       434,495       101,228
                                                    ----------    ----------    ----------
  Units purchased .............................         80,319       135,244       383,242
  Units redeemed ..............................       (109,332)      (93,813)      (49,975)
                                                    ----------    ----------    ----------
  Ending units ................................        446,913       475,926       434,495
                                                    ==========    ==========    ==========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                                   NSATEmMGM                              NSATGTecGM
                                                  --------------------------------------  -------------------------------------
                                                     2000          1999          1998        2000          1999          1998
                                                  ----------    ----------   ----------   ----------    ----------   ----------
INVESTMENT ACTIVITY:
  Net investment income .......................$         (21)         --           --           (918)         --           --
  Realized gain (loss) on investments .........       (1,147)         --           --         (5,935)         --           --
  Change in unrealized gain (loss)
    on investments ............................         (711)         --           --       (233,078)         --           --
  Reinvested capital gains ....................         --            --           --          8,554          --           --
                                                  ----------    ----------   ----------   ----------    ----------   ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............       (1,879)         --           --       (231,377)         --           --
                                                  ----------    ----------   ----------   ----------    ----------   ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................          541          --           --         13,606          --           --
  Transfers between funds .....................       10,816          --           --        634,363          --           --
  Surrenders ..................................         --            --           --           --            --           --
  Death benefits (note 4) .....................         --            --           --           --            --           --
  Policy loans (net of repayments)
    (note 5) ..................................         --            --           --           (641)         --           --
  Deductions for surrender charges
    (note 2d) .................................         --            --           --           --            --           --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................         (235)         --           --         (9,740)         --           --
  Asset charges (note 3):
    MSP contracts .............................         --            --           --            (34)         --           --
    LSFP contracts ............................         --            --           --           --            --           --
                                                  ----------    ----------   ----------   ----------    ----------   ----------
      Net equity transactions .................       11,122          --           --        637,554          --           --
                                                  ----------    ----------   ----------   ----------    ----------   ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ..............................        9,243          --           --        406,177          --           --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................         --            --           --           --            --           --
                                                  ----------    ----------   ----------   ----------    ----------   ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ...................................$       9,243          --           --        406,177          --           --
                                                  ==========    ==========   ==========   ==========    ==========   ==========

CHANGES IN UNITS:
  Beginning units .............................         --            --           --           --            --           --
                                                  ----------    ----------   ----------   ----------    ----------   ----------
  Units purchased .............................        1,081          --           --         68,793          --           --
  Units redeemed ..............................          (18)         --           --         (1,147)         --           --
                                                  ----------    ----------   ----------   ----------    ----------   ----------
  Ending units ................................        1,063          --           --         67,646          --           --
                                                  ==========    ==========   ==========   ==========    ==========   ==========

                                                                   NSATIntGGM
                                                     ------------------------------------
                                                        2000         1999          1998
                                                    ----------    ----------   ----------
INVESTMENT ACTIVITY:
  Net investment income .......................$           (14)         --           --
  Realized gain (loss) on investments .........           (233)         --           --
  Change in unrealized gain (loss)
    on investments ............................           (168)         --           --
  Reinvested capital gains ....................           --            --           --
                                                    ----------    ----------   ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............           (415)         --           --
                                                    ----------    ----------   ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................              2          --           --
  Transfers between funds .....................          4,696          --           --
  Surrenders ..................................           --            --           --
  Death benefits (note 4) .....................           --            --           --
  Policy loans (net of repayments)
    (note 5) ..................................             (1)         --           --
  Deductions for surrender charges
    (note 2d) .................................           --            --           --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................           (100)         --           --
  Asset charges (note 3):
    MSP contracts .............................           --            --           --
    LSFP contracts ............................           --            --           --
                                                    ----------    ----------   ----------
      Net equity transactions .................          4,597          --           --
                                                    ----------    ----------   ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ..............................$         4,182          --           --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................           --            --           --
                                                    ----------    ----------   ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ...................................          4,182          --           --
                                                    ==========    ==========   ==========

CHANGES IN UNITS:
  Beginning units .............................           --            --           --
                                                    ----------    ----------   ----------
  Units purchased .............................            464          --           --
  Units redeemed ..............................            (11)         --           --
                                                    ----------    ----------   ----------
  Ending units ................................            453          --           --
                                                    ==========    ==========   ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                                  JanACapApS                             JanAGlTchS
                                                  --------------------------------------  --------------------------------------
                                                     2000          1999          1998        2000          1999          1998
                                                  ----------    ----------   ----------   ----------    ----------   ----------
INVESTMENT ACTIVITY:
  Net investment income .......................$       9,106          --           --          4,424          --           --
  Realized gain (loss) on investments .........      (67,632)         --           --         13,176          --           --
  Change in unrealized gain (loss)
    on investments ............................     (509,550)         --           --     (1,148,444)         --           --
  Reinvested capital gains ....................         --            --           --           --            --           --
                                                  ----------    ----------   ----------   ----------    ----------   ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............     (568,076)         --           --     (1,130,844)         --           --
                                                  ----------    ----------   ----------   ----------    ----------   ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................      163,374          --           --        200,047          --           --
  Transfers between funds .....................    3,483,176          --           --      3,477,054          --           --
  Surrenders ..................................      (18,995)         --           --        (16,070)         --           --
  Death benefits (note 4) .....................         --            --           --           --            --           --
  Policy loans (net of repayments)
    (note 5) ..................................      (36,245)         --           --        (15,097)         --           --
  Deductions for surrender charges
    (note 2d) .................................       (1,738)         --           --         (1,471)         --           --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................      (66,641)         --           --        (59,588)         --           --
  Asset charges (note 3):
    MSP contracts .............................       (1,552)         --           --         (1,521)         --           --
    LSFP contracts ............................         (436)         --           --           (407)         --           --
                                                  ----------    ----------   ----------   ----------    ----------   ----------
      Net equity transactions .................    3,520,943          --           --      3,582,947          --           --
                                                  ----------    ----------   ----------   ----------    ----------   ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ..............................    2,952,867          --           --      2,452,103          --           --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................         --            --           --           --            --           --
                                                  ----------    ----------   ----------   ----------    ----------   ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ...................................$   2,952,867          --           --      2,452,103          --           --
                                                  ==========    ==========   ==========   ==========    ==========   ==========

CHANGES IN UNITS:
  Beginning units .............................         --            --           --           --            --           --
                                                  ----------    ----------   ----------   ----------    ----------   ----------
  Units purchased .............................      387,744          --           --        375,042          --           --
  Units redeemed ..............................      (13,774)         --           --        (11,485)         --           --
                                                  ----------    ----------   ----------   ----------    ----------   ----------
  Ending units ................................      373,970          --           --        363,557          --           --
                                                  ==========    ==========   ==========   ==========    ==========   ==========

                                                                JanAIntGrS
                                                  -------------------------------------
                                                     2000         1999          1998
                                                  ----------    ----------   ----------
INVESTMENT ACTIVITY:
  Net investment income .......................$      59,459          --           --
  Realized gain (loss) on investments .........     (181,333)         --           --
  Change in unrealized gain (loss)
    on investments ............................     (349,293)         --           --
  Reinvested capital gains ....................         --            --           --
                                                  ----------    ----------   ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............     (471,167)         --           --
                                                  ----------    ----------   ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................      121,443          --           --
  Transfers between funds .....................    2,598,237          --           --
  Surrenders ..................................      (16,540)         --           --
  Death benefits (note 4) .....................         --            --           --
  Policy loans (net of repayments)
    (note 5) ..................................      (11,714)         --           --
  Deductions for surrender charges
    (note 2d) .................................       (1,514)         --           --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................      (34,493)         --           --
  Asset charges (note 3):
    MSP contracts .............................       (1,038)         --           --
    LSFP contracts ............................         (146)         --           --
                                                  ----------    ----------   ----------
      Net equity transactions .................    2,654,235          --           --
                                                  ----------    ----------   ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ..............................    2,183,068          --           --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................         --            --           --
                                                  ----------    ----------   ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ...................................   $2,183,068          --           --
                                                  ==========    ==========   ==========

CHANGES IN UNITS:
  Beginning units .............................         --            --           --
                                                  ----------    ----------   ----------
  Units purchased .............................      284,504          --           --
  Units redeemed ..............................       (8,421)         --           --
                                                  ----------    ----------   ----------
  Ending units ................................      276,083          --           --
                                                  ==========    ==========   ==========


NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                                  NSATCapAp                                NSATGvtBd
                                                  --------------------------------------    --------------------------------------
                                                     2000          1999          1998           2000          1999          1998
                                                  ----------    ----------    ----------    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income .......................$    (197,752)      (45,147)      (11,980)      593,146       665,371       524,626
  Realized gain (loss) on investments .........      (44,470)    1,545,323     3,583,237      (132,300)     (851,332)      405,188
  Change in unrealized gain (loss)
    on investments ............................  (16,033,473)   (2,937,651)    2,897,785       822,785      (301,600)     (159,490)
  Reinvested capital gains ....................    6,018,129     2,820,485     1,139,693          --          25,753        67,018
                                                  ----------    ----------    ----------    ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............  (10,257,566)    1,383,010     7,608,735     1,283,631      (461,808)      837,342
                                                  ----------    ----------    ----------    ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................    5,307,598     6,414,922     4,921,929       943,979       755,607     1,866,413
  Transfers between funds .....................   (7,322,445)     (902,464)    9,212,515    (1,337,392)      381,498     3,757,206
  Surrenders ..................................   (1,101,685)   (1,464,698)     (339,981)     (403,544)     (310,304)     (140,551)
  Death benefits (note 4) .....................      (67,374)      (26,646)      (12,217)       (5,619)       (3,017)      (50,211)
  Policy loans (net of repayments)
    (note 5) ..................................     (651,768)     (839,186)     (247,383)     (161,143)     (495,291)     (220,482)
  Deductions for surrender charges
    (note 2d) .................................     (100,818)     (218,959)      (30,979)      (36,929)      (46,387)      (15,200)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................   (1,990,000)   (2,416,248)   (1,558,711)     (631,603)     (500,735)     (989,812)
  Asset charges (note 3):
    MSP contracts .............................      (20,853)      (26,238)      (17,928)       (9,707)      (13,045)       (7,727)
    LSFP contracts ............................      (15,363)      (15,764)       (5,092)       (4,392)       (2,382)       (2,195)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
      Net equity transactions .................   (5,962,708)      504,719    11,922,153    (1,646,350)     (234,056)    4,197,441
                                                  ----------    ----------    ----------    ----------    ----------    ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ..............................  (16,220,274)    1,887,729    19,530,888      (362,719)     (695,864)    5,034,783
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................   43,171,073    41,283,344    21,752,456    13,361,909    14,057,773     9,022,990
                                                  ----------    ----------    ----------    ----------    ----------    ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ...................................$  26,950,799    43,171,073    41,283,344    12,999,190    13,361,909    14,057,773
                                                  ==========    ==========    ==========    ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .............................    1,403,197     1,381,944       921,237       791,927       790,689       533,745
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  Units purchased .............................      187,771       272,423       596,887        74,451       135,050       337,324
  Units redeemed ..............................     (389,578)     (251,170)     (136,180)     (169,431)     (133,812)      (80,380)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  Ending units ................................    1,201,390     1,403,197     1,381,944       696,947       791,927       790,689
                                                  ==========    ==========    ==========    ==========    ==========    ==========



                                                                 NSATMCpSTR
                                                  --------------------------------------
                                                      2000         1999          1998
                                                  ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income .......................$      (2,791)         --           --
  Realized gain (loss) on investments .........      (87,965)         --           --
  Change in unrealized gain (loss)
    on investments ............................     (109,003)         --           --
  Reinvested capital gains ....................       14,918          --           --
                                                  ----------    ----------   ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............     (184,841)         --           --
                                                  ----------    ----------   ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................       52,824          --           --
  Transfers between funds .....................      989,506          --           --
  Surrenders ..................................       (1,135)         --           --
  Death benefits (note 4) .....................         --            --           --
  Policy loans (net of repayments)
    (note 5) ..................................      (20,424)         --           --
  Deductions for surrender charges
    (note 2d) .................................         (104)         --           --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................      (14,396)         --           --
  Asset charges (note 3):
    MSP contracts .............................         (656)         --           --
    LSFP contracts ............................          (36)         --           --
                                                  ----------    ----------   ----------
      Net equity transactions .................    1,005,579          --           --
                                                  ----------    ----------   ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ..............................      820,738          --           --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................         --            --           --
                                                  ----------    ----------   ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ...................................$     820,738          --           --
                                                  ==========    ==========   ==========

CHANGES IN UNITS:
  Beginning units .............................         --            --           --
                                                  ----------    ----------   ----------
  Units purchased .............................      105,044          --           --
  Units redeemed ..............................       (3,870)         --           --
                                                  ----------    ----------   ----------
  Ending units ................................      101,174          --           --
                                                  ==========    ==========   ==========






                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                               NSATMCIxDR                                 NSATMMkt
                                                  -------------------------------------   --------------------------------------
                                                     2000          1999         1998         2000          1999          1998
                                                  ----------    ----------   ----------   ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income .......................$         819          --           --      2,643,745     2,192,750     2,102,319
  Realized gain (loss) on investments .........       17,525          --           --           --            --            --
  Change in unrealized gain (loss)
    on investments ............................      (68,941)         --           --           --            --            --
  Reinvested capital gains ....................       59,565          --           --           --            --            --
                                                  ----------    ----------   ----------   ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............        8,968          --           --      2,643,745     2,192,750     2,102,319
                                                  ----------    ----------   ----------   ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................       32,770          --           --      9,251,495    33,970,462    87,844,599
  Transfers between funds .....................    1,786,882          --           --     (7,781,365)  (20,060,327)  (81,357,019)
  Surrenders ..................................       (2,384)         --           --     (3,720,656)   (2,949,962)   (1,151,432)
  Death benefits (note 4) .....................         --            --           --        (45,052)   (1,748,315)       (5,841)
  Policy loans (net of repayments)
    (note 5) ..................................       (7,462)         --           --        335,834       257,119      (233,125)
  Deductions for surrender charges
    (note 2d) .................................         (218)         --           --       (340,488)     (440,992)     (117,086)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................      (19,481)         --           --     (1,615,471)   (2,710,844)   (3,968,229)
  Asset charges (note 3):
    MSP contracts .............................         (199)         --           --        (45,443)      (55,122)      (28,816)
    LSFP contracts ............................          (87)         --           --        (27,847)      (32,642)       (8,184)
                                                  ----------    ----------   ----------   ----------    ----------    ----------
      Net equity transactions .................    1,789,821          --           --     (3,988,993)    6,229,377       974,867
                                                  ----------    ----------   ----------   ----------    ----------    ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ..............................    1,798,789          --           --     (1,345,248)    8,422,127     3,077,186
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................         --            --           --     55,937,112    47,514,985    44,437,799
                                                  ----------    ----------   ----------   ----------    ----------    ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ...................................$   1,798,789          --           --     54,591,864    55,937,112    47,514,985
                                                  ==========    ==========   ==========   ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .............................         --            --           --      4,122,003     3,682,600     3,564,656
                                                  ----------    ----------   ----------   ----------    ----------    ----------
  Units purchased .............................      174,796          --           --        935,006     3,648,845     7,770,157
  Units redeemed ..............................       (2,903)         --           --     (1,227,483)   (3,209,442)   (7,652,213)
                                                  ----------    ----------   ----------   ----------    ----------    ----------
  Ending units ................................      171,893          --           --      3,829,526     4,122,003     3,682,600
                                                  ==========    ==========   ==========   ==========    ==========    ==========

                                                                NSATMBdMAS
                                                 -------------------------------------
                                                     2000         1999          1998
                                                 ----------    ----------   ----------
INVESTMENT ACTIVITY:
  Net investment income .......................$      3,488          --           --
  Realized gain (loss) on investments .........        (786)         --           --
  Change in unrealized gain (loss)
    on investments ............................         457          --           --
  Reinvested capital gains ....................        --            --           --
                                                 ----------    ----------   ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............       3,159          --           --
                                                 ----------    ----------   ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................       2,289          --           --
  Transfers between funds .....................      82,990          --           --
  Surrenders ..................................        --            --           --
  Death benefits (note 4) .....................        --            --           --
  Policy loans (net of repayments)
    (note 5) ..................................        (190)         --           --
  Deductions for surrender charges
    (note 2d) .................................        --            --           --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................      (1,041)         --           --
  Asset charges (note 3):
    MSP contracts .............................        (115)         --           --
    LSFP contracts ............................          (4)         --           --
                                                 ----------    ----------   ----------
      Net equity transactions .................      83,929          --           --
                                                 ----------    ----------   ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ..............................      87,088          --           --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................        --            --           --
                                                 ----------    ----------   ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ...................................$     87,088          --           --
                                                 ==========    ==========   ==========

CHANGES IN UNITS:
  Beginning units .............................        --            --           --
                                                 ----------    ----------   ----------
  Units purchased .............................       8,485          --           --
  Units redeemed ..............................        (152)         --           --
                                                 ----------    ----------   ----------
  Ending units ................................       8,333          --           --
                                                 ==========    ==========   ==========


NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                                NSATSmCapG                                 NSATSmCapV
                                                  --------------------------------------  --------------------------------------
                                                     2000          1999          1998         2000         1999          1998
                                                  ----------    ----------   ----------   ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income .......................$      (2,514)         --           --        (51,635)      (12,857)       (3,508)
  Realized gain (loss) on investments .........      (74,213)         --           --        163,206       435,390        59,716
  Change in unrealized gain (loss)
    on investments ............................     (167,853)         --           --     (1,082,758)     (178,227)       31,642
  Reinvested capital gains ....................        2,683          --           --      1,418,043       463,979          --
                                                  ----------    ----------   ----------   ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............     (241,897)         --           --        446,856       708,285        87,850
                                                  ----------    ----------   ----------   ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................       34,629          --           --        441,523       205,584       495,836
  Transfers between funds .....................      992,140          --           --      4,096,956     1,364,159       742,114
  Surrenders ..................................       (8,200)         --           --       (460,458)       (9,301)     (342,834)
  Death benefits (note 4) .....................         --            --           --         (1,053)         --              (1)
  Policy loans (net of repayments)
    (note 5) ..................................         (923)         --           --        (43,917)      (17,764)      (92,219)
  Deductions for surrender charges
    (note 2d) .................................         (750)         --           --        (42,138)       (1,390)      (44,169)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................      (14,507)         --           --       (151,631)      (60,914)       (5,642)
  Asset charges (note 3):
    MSP contracts .............................         (255)         --           --         (2,859)       (3,844)         (244)
    LSFP contracts ............................           (8)         --           --         (7,330)       (2,270)          (69)
                                                  ----------    ----------   ----------   ----------    ----------    ----------
      Net equity transactions .................    1,002,126          --           --      3,829,093     1,474,260       752,772
                                                  ----------    ----------   ----------   ----------    ----------    ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ..............................      760,229          --           --      4,275,949     2,182,545       840,622
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................         --            --           --      3,023,167       840,622          --
                                                  ----------    ----------   ----------   ----------    ----------    ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ...................................$     760,229          --           --      7,299,116     3,023,167       840,622
                                                  ==========    ==========   ==========   ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .............................         --            --           --        277,593        98,226          --
                                                  ----------    ----------   ----------   ----------    ----------    ----------
  Units purchased .............................       96,894          --           --        411,148       195,544       103,305
  Units redeemed ..............................       (2,781)         --           --        (78,003)      (16,177)       (5,079)
                                                  ----------    ----------   ----------   ----------    ----------    ----------
  Ending units ................................       94,113          --           --        610,738       277,593        98,226
                                                  ==========    ==========   ==========   ==========    ==========    ==========

                                                                   NSATSmCo
                                                    --------------------------------------
                                                       2000         1999          1998
                                                    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income .......................$      (212,417)     (133,984)     (115,584)
  Realized gain (loss) on investments .........      9,053,628       322,338      (835,389)
  Change in unrealized gain (loss)
    on investments ............................     (12,312,627)   6,521,648     1,062,670
  Reinvested capital gains ....................      5,338,437     1,017,362          --
                                                    ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............      1,867,021     7,727,364       111,697
                                                    ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................      2,677,792     3,047,229     2,534,601
  Transfers between funds .....................      2,990,395       108,189     2,008,259
  Surrenders ..................................       (609,371)     (506,958)     (175,480)
  Death benefits (note 4) .....................       (168,776)      (58,447)      (24,329)
  Policy loans (net of repayments)
    (note 5) ..................................       (467,147)     (304,105)     (112,094)
  Deductions for surrender charges
    (note 2d) .................................        (55,765)      (75,786)      (19,078)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................     (1,160,409)   (1,042,927)     (497,764)
  Asset charges (note 3):
    MSP contracts .............................        (21,930)      (14,377)       (8,027)
    LSFP contracts ............................        (16,087)       (6,706)       (2,279)
                                                    ----------    ----------    ----------
      Net equity transactions .................      3,168,702     1,146,112     3,703,809
                                                    ----------    ----------    ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ..............................      5,035,723     8,873,476     3,815,506
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................     26,368,753    17,495,277    13,679,771
                                                    ----------    ----------    ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ...................................$    31,404,476    26,368,753    17,495,277
                                                    ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .............................      1,185,688     1,118,367       868,843
                                                    ----------    ----------    ----------
  Units purchased .............................        234,167       222,497       385,824
  Units redeemed ..............................       (113,594)     (155,176)     (136,300)
                                                    ----------    ----------    ----------
  Ending units ................................      1,306,261     1,185,688     1,118,367
                                                    ==========    ==========    ==========





                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                                  NSATTotRtn                                 NBAMTGro
                                                  --------------------------------------    --------------------------------------
                                                     2000          1999          1998           2000          1999          1998
                                                  ----------    ----------    ----------    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income .......................$    (124,674)     (110,908)      250,396      (326,947)     (183,268)     (153,887)
  Realized gain (loss) on investments .........    4,343,276     2,886,861     6,850,892     9,694,143     2,237,185    (1,757,697)
  Change in unrealized gain (loss)
    on investments ............................  (40,766,537)     (615,625)    2,647,189   (18,572,555)    7,073,105       273,491
  Reinvested capital gains ....................   33,726,301     3,857,973     3,859,922     3,211,533     1,124,154     4,778,935
                                                  ----------    ----------    ----------    ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............   (2,821,634)    6,018,301    13,608,399    (5,993,826)   10,251,176     3,140,842
                                                  ----------    ----------    ----------    ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................   12,173,163    14,477,695    18,994,728     3,061,931     2,741,841     3,124,257
  Transfers between funds .....................   (9,625,991)   (3,544,992)    6,079,393     9,518,532    (2,585,171)    3,739,437
  Surrenders ..................................   (3,857,717)   (2,714,451)   (1,330,528)   (1,565,105)     (733,093)   (1,015,843)
  Death benefits (note 4) .....................     (355,642)     (233,861)     (120,757)      (35,426)   (1,410,172)      (13,565)
  Policy loans (net of repayments)
    (note 5) ..................................   (2,458,440)   (2,351,544)     (809,785)     (903,203)     (530,684)   (1,132,396)
  Deductions for surrender charges
    (note 2d) .................................     (353,031)     (405,785)     (122,860)     (143,228)     (109,591)     (120,721)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................   (5,594,595)   (6,266,041)   (11,763,303)  (1,638,100)   (1,049,294)     (741,732)
  Asset charges (note 3):
    MSP contracts .............................      (42,471)      (46,751)      (46,769)      (20,766)       (9,624)      (10,686)
    LSFP contracts ............................      (21,288)      (17,691)      (13,282)      (11,928)       (4,427)       (3,035)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
      Net equity transactions .................  (10,136,012)   (1,103,421)   10,866,837     8,262,707    (3,690,215)    3,825,716
                                                  ----------    ----------    ----------    ----------    ----------    ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ..............................  (12,957,646)    4,914,880    24,475,236     2,268,881     6,560,961     6,966,558
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................  104,030,242    99,115,362    74,640,126    31,072,683    24,511,722    17,545,164
                                                  ----------    ----------    ----------    ----------    ----------    ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ...................................$  91,072,596    104,030,242   99,115,362    33,341,564    31,072,683    24,511,722
                                                  ==========    ==========    ==========    ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .............................    3,151,278     3,169,018     2,765,509       862,532     1,004,418       804,751
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  Units purchased .............................      376,602       505,511       788,836       320,777       172,219       324,798
  Units redeemed ..............................     (680,269)     (523,251)     (385,327)     (110,256)     (314,105)     (125,131)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  Ending units ................................    2,847,611     3,151,278     3,169,018     1,073,053       862,532     1,004,418
                                                  ==========    ==========    ==========    ==========    ==========    ==========

                                                                   NBAMTGuard
                                                 --------------------------------------
                                                     2000         1999          1998
                                                 ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income .......................$     (2,263)       (8,218)       (4,780)
  Realized gain (loss) on investments .........      81,869        87,231       (56,384)
  Change in unrealized gain (loss)
    on investments ............................     (98,383)       43,771        53,662
  Reinvested capital gains ....................        --            --            --
                                                 ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............     (18,777)      122,784        (7,502)
                                                 ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................     236,546       241,772       149,649
  Transfers between funds .....................    (205,049)    1,149,560       831,617
  Surrenders ..................................    (207,025)      (18,129)      (64,538)
  Death benefits (note 4) .....................     (13,947)         (281)           (1)
  Policy loans (net of repayments)
    (note 5) ..................................      (1,956)      (19,356)      (25,325)
  Deductions for surrender charges
    (note 2d) .................................     (18,946)       (2,710)       (8,207)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................     (64,600)      (59,481)      (17,066)
  Asset charges (note 3):
    MSP contracts .............................      (1,487)       (1,168)         (332)
    LSFP contracts ............................      (1,145)         (701)          (94)
                                                 ----------    ----------    ----------
      Net equity transactions .................    (277,609)    1,289,506       865,703
                                                 ----------    ----------    ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ..............................    (296,386)    1,412,290       858,201
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................   2,270,491       858,201          --
                                                 ----------    ----------    ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ...................................$  1,974,105     2,270,491       858,201
                                                 ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .............................     213,441        92,073          --
                                                 ----------    ----------    ----------
  Units purchased .............................      29,601       134,132        96,790
  Units redeemed ..............................     (58,555)      (12,764)       (4,717)
                                                 ----------    ----------    ----------
  Ending units ................................     184,487       213,441        92,073
                                                 ==========    ==========    ==========




NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                                   NBAMTLMat                                NBAMTPart
                                                  --------------------------------------    --------------------------------------
                                                     2000          1999          1998           2000          1999          1998
                                                  ----------    ----------    ----------    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income .......................    $ 274,820       241,375       322,862        23,707       160,794      (130,559)
  Realized gain (loss) on investments .........     (266,075)      (74,295)      (32,081)   (2,426,344)     (548,879)    1,133,363
  Change in unrealized gain (loss)
    on investments ............................      223,548      (128,665)      (88,989)   (2,383,122)    1,854,882    (3,917,798)
  Reinvested capital gains ....................         --            --            --       4,631,886       687,554     3,901,869
                                                  ----------    ----------    ----------    ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............      232,293        38,415       201,792      (153,873)    2,154,351       986,875
                                                  ----------    ----------    ----------    ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................      124,829       418,414     1,227,568     3,997,213     5,441,082     5,722,483
  Transfers between funds .....................     (907,154)     (166,249)   (1,104,263)   (6,757,477)   (8,211,478)    2,646,725
  Surrenders ..................................     (310,740)      (82,093)     (340,366)   (1,477,559)     (949,302)     (676,703)
  Death benefits (note 4) .....................         --         (50,646)     (168,478)     (143,800)      (94,956)      (11,051)
  Policy loans (net of repayments)
    (note 5) ..................................       (7,769)      (66,552)     (490,348)     (176,640)     (473,894)   (1,178,884)
  Deductions for surrender charges
    (note 2d) .................................      (28,437)      (12,272)      (43,208)     (135,216)     (141,912)      (78,170)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................     (139,082)     (161,822)     (151,014)   (1,294,898)   (1,823,914)   (1,174,585)
  Asset charges (note 3):
    MSP contracts .............................       (5,836)       (7,656)       (2,967)      (19,393)      (23,724)      (17,668)
    LSFP contracts ............................         (720)         (487)         (843)      (12,402)      (10,391)       (5,018)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
      Net equity transactions .................   (1,274,909)     (129,363)   (1,073,919)   (6,020,172)   (6,288,489)    5,227,129
                                                  ----------    ----------    ----------    ----------    ----------    ----------

Net change in contract
  owners' equity ..............................   (1,042,616)      (90,948)     (872,127)   (6,174,045)   (4,134,138)    6,214,004
Contract owners' equity beginning
  of period ...................................    4,928,380     5,019,328     5,891,455    30,808,193    34,942,331    28,728,327
                                                  ----------    ----------    ----------    ----------    ----------    ----------
Contract owners' equity end
  of period ...................................  $ 3,885,764     4,928,380     5,019,328    24,634,148    30,808,193    34,942,331
                                                  ==========    ==========    ==========    ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .............................      342,163       349,795       417,620     1,307,010     1,570,249     1,319,239
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  Units purchased .............................       23,235        62,199       108,255       184,798       257,385       514,393
  Units redeemed ..............................     (112,788)      (69,831)     (176,080)     (435,187)     (520,624)     (263,383)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  Ending units ................................      252,610       342,163       349,795     1,056,621     1,307,010     1,570,249
                                                  ==========    ==========    ==========    ==========    ==========    ==========





                                                               OppAggGrVA
                                                 --------------------------------------
                                                     2000         1999          1998
                                                 ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income .......................   $  (9,718)         --           --
  Realized gain (loss) on investments .........    (489,326)         --           --
  Change in unrealized gain (loss)
    on investments ............................    (435,498)         --           --
  Reinvested capital gains ....................        --            --           --
                                                 ----------    ----------   ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............    (934,542)         --           --
                                                 ----------    ----------   ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................     238,305          --           --
  Transfers between funds .....................   3,670,423          --           --
  Surrenders ..................................     (19,423)         --           --
  Death benefits (note 4) .....................        --            --           --
  Policy loans (net of repayments)
    (note 5) ..................................     (15,499)         --           --
  Deductions for surrender charges
    (note 2d) .................................      (1,778)         --           --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................     (63,844)         --           --
  Asset charges (note 3):
    MSP contracts .............................      (1,077)         --           --
    LSFP contracts ............................         (72)         --           --
                                                 ----------    ----------   ----------
      Net equity transactions .................   3,807,035          --           --
                                                 ----------    ----------   ----------

Net change in contract
  owners' equity ..............................   2,872,493          --           --
Contract owners' equity beginning
  of period ...................................        --            --           --
                                                 ----------    ----------   ----------
Contract owners' equity end
  of period ...................................  $2,872,493          --           --
                                                 ==========    ==========   ==========

CHANGES IN UNITS:
  Beginning units .............................        --            --           --
                                                 ----------    ----------   ----------
  Units purchased .............................     379,813          --           --
  Units redeemed ..............................     (10,805)         --           --
                                                 ----------    ----------   ----------
  Ending units ................................     369,008          --           --
                                                 ==========    ==========   ==========










                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                               OppBdVA                                     OppCapApVA
                                          ---------------------------------------------  ---------------------------------
                                                2000            1999            1998           2000            1999
                                          -------------  --------------- --------------  --------------  ---------------
INVESTMENT ACTIVITY:
  Net investment income........               $ 804,164         472,261          85,687        (110,855)        (32,613)
  Realized gain (loss) on investments          (238,067)         (6,702)        342,280       1,860,687         710,047
  Change in unrealized gain (loss)
    on investments.............                  16,219        (794,086)         13,809      (3,665,305)      1,735,399
  Reinvested capital gains.....                       -          54,146         160,413       1,008,850         175,824
                                         --------------  --------------  --------------  --------------   -------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations..               582,316        (274,381)        602,189        (906,623)      2,588,657
                                         --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............               1,288,550       1,530,602       1,446,313       2,157,034       1,214,511
  Transfers between funds......              (1,146,061)       (747,631)      2,081,829       6,354,660       3,004,317
  Surrenders...................                (429,249)       (352,928)       (168,318)       (726,427)        (60,102)
  Death benefits (note 4)......                  (4,850)         (9,225)        (24,489)         (6,975)         (6,703)
  Policy loans (net of repayments)
    (note 5)...................                 (75,839)       (214,389)        (23,153)       (235,392)       (111,846)
  Deductions for surrender charges
    (note 2d)..................                 (39,282)        (52,759)        (19,765)        (66,477)         (8,985)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)..........                (431,185)       (496,721)       (348,809)       (739,986)       (351,903)
  Asset charges (note 3):
    MSP contracts .............                  (9,970)         (9,861)         (6,358)         (9,840)         (4,217)
    LSFP contracts ............                  (2,013)         (1,060)         (1,806)         (7,653)         (3,718)
                                         --------------  --------------  --------------  --------------   -------------
      Net equity transactions..                (849,899)       (353,972)      2,935,444       6,718,944       3,671,354
                                         --------------  --------------  --------------  --------------   -------------

Net change in contract
  owners' equity...............                (267,583)       (628,353)      3,537,633       5,812,321       6,260,011
Contract owners' equity beginning
  of period....................              11,733,754      12,362,107       8,824,474      12,287,029       6,027,018
                                         --------------  --------------  --------------  --------------   -------------
Contract owners' equity end
  of period....................             $11,466,171      11,733,754      12,362,107      18,099,350      12,287,029
                                         ==============  ==============  ==============  ==============   =============


CHANGES IN UNITS:                               692,055         707,690         531,344         679,081         467,763
  Beginning units..............          --------------  --------------  --------------  --------------   -------------
                                                 89,307         108,517         258,067         432,286         284,637
  Units purchased..............                (134,314)       (124,152)        (81,721)       (101,062)        (73,319)
  Units redeemed...............          --------------  --------------  --------------  --------------   -------------
                                                647,048         692,055         707,690       1,010,305         679,081
  Ending units.................          ==============  ==============  ==============  ==============   =============





                                                                          OppGLSecVA
                                        ---------------  ---------------------------------------------
                                               1998           2000            1999              1998
                                         --------------  --------------  --------------  -------------
INVESTMENT ACTIVITY:
  Net investment income........              $  (16,813)       (213,733)         65,415         241,675
  Realized gain (loss) on investments           338,182       1,641,953       2,137,635       1,354,176
  Change in unrealized gain (loss)
    on investments.............                 109,336      (5,708,731)      9,595,322        (702,629)
  Reinvested capital gains.....                 113,813       5,565,874         717,222       1,465,275
                                         --------------  --------------  --------------  --------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations                 544,518       1,285,363      12,515,594       2,358,497
                                         --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............               1,452,830       3,586,290       3,377,203       2,591,457
  Transfers between funds......               4,492,087       3,670,519         127,319       1,052,407
  Surrenders...................                (576,151)     (1,335,643)       (755,080)       (390,303)
  Death benefits (note 4)......                      (5)       (106,833)        (44,903)        (12,688)
  Policy loans (net of repayments)
    (note 5)...................                (312,911)       (736,228)       (343,214)       (265,465)
  Deductions for surrender charges
    (note 2d)..................                 (73,520)       (122,229)       (112,877)        (46,476)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)..........                (116,339)     (1,541,228)     (1,110,398)       (696,092)
  Asset charges (note 3):
    MSP contracts .............                  (1,822)        (17,080)         (9,874)        (10,249)
    LSFP contracts ............                    (518)         (8,237)         (4,111)         (2,911)
                                         --------------  --------------  --------------  --------------
      Net equity transactions..               4,863,651       3,389,331       1,124,065       2,219,680
                                         --------------  --------------  --------------  --------------

Net change in contract
  owners' equity...............               5,408,169       4,674,694      13,639,659       4,578,177
Contract owners' equity beginning
  of period....................                 618,849      34,770,201      21,130,542      16,552,365
                                         --------------  --------------  --------------  --------------
Contract owners' equity end
  of period....................              $6,027,018      39,444,895      34,770,201      21,130,542
                                         ==============  ==============  ==============  ==============


CHANGES IN UNITS:                                59,202       1,212,506       1,158,329       1,023,094
  Beginning units..............          --------------  --------------  --------------  --------------
                                                433,046         237,815         196,187         317,444
  Units purchased..............                 (24,485)       (128,485)       (142,010)       (182,209)
  Units redeemed...............          --------------  --------------  --------------  --------------
                                                467,763       1,321,836       1,212,506       1,158,329
  Ending units.................          ==============  ==============  ==============  ==============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                         OppMGrinVA                                      OppMltStVA
                                       ----------------------------------------------  ---------------------------------
                                            2000            1999             1998           2000             1999
                                       --------------- --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Net investment income........        $         (965)              -               -         559,143         364,821
  Realized gain (loss) on investments           2,561               -               -         397,611         405,169
  Change in unrealized gain (loss)
    on investments.............               (40,617)              -               -      (1,160,185)         10,270
  Reinvested capital gains.....                     -               -               -         993,822         694,901
                                       --------------  --------------  --------------  --------------   -------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations               (39,021)              -               -         790,391       1,475,161
                                       --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............                18,231               -               -       1,409,025       1,717,678
  Transfers between funds......               465,697               -               -        (593,747)     (1,101,933)
  Surrenders...................                     -               -               -        (532,389)       (382,853)
  Death benefits (note 4)......                     -               -               -         (31,040)        (36,757)
  Policy loans (net of repayments)
    (note 5)...................               (13,064)              -               -        (299,399)       (234,710)
  Deductions for surrender charges
    (note 2d)..................                     -               -               -         (48,720)        (57,233)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)..........                (5,465)              -               -        (598,149)       (646,532)
  Asset charges (note 3):
    MSP contracts .............                  (407)              -               -          (8,633)         (8,700)
    LSFP contracts ............                   (32)              -               -          (2,652)         (1,730)
                                       --------------  --------------  --------------  --------------   -------------
      Net equity transactions..               464,960               -               -        (705,704)       (752,770)
                                       --------------  --------------  --------------  --------------   -------------

Net change in contract
  owners' equity...............               425,939               -               -          84,687         722,391
Contract owners' equity beginning
  of period....................                     -               -               -      14,930,150      14,207,759
                                       --------------  --------------  --------------  --------------   -------------
Contract owners' equity end
  of period....................        $      425,939               -               -      15,014,837      14,930,150
                                       ==============  ==============  ==============  ==============   =============


CHANGES IN UNITS:                                   -               -               -         625,008         661,584
  Beginning units..............        --------------  --------------  --------------  --------------   -------------
  Units purchased..............                49,163               -               -          66,207          80,794
  Units redeemed...............                (1,919)              -               -         (93,726)       (117,370)
                                       --------------  --------------  --------------  --------------   -------------
  Ending units.................                47,244               -               -         597,489         625,008
                                       ==============  ==============  ==============  ==============   =============




                                        OppMltStVA                        StOpp2
                                      --------------  ----------------------------------------------
                                           1998            2000            1999           1998
                                      --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Net investment income........          $    11,450        (355,887)       (283,101)       (149,125)
  Realized gain (loss) on investments        404,124       1,982,167       1,739,375       1,023,518
  Change in unrealized gain (loss)
    on investments.............             (366,305)     (4,879,451)      5,430,662      (1,078,872)
  Reinvested capital gains.....              675,242       5,562,609       3,541,869       3,488,003
                                      --------------  --------------  --------------  --------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations              724,511       2,309,438      10,428,805       3,283,524
                                      --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............            3,243,119       3,997,729       4,448,212       5,452,015
  Transfers between funds......              706,703          46,907         (12,621)        470,365
  Surrenders...................           (1,061,880)     (1,864,450)     (1,148,838)     (1,037,130)
  Death benefits (note 4)......             (182,084)        (68,640)       (104,927)       (143,979)
  Policy loans (net of repayments)
    (note 5)...................           (1,005,743)       (890,076)       (753,805)     (1,307,454)
  Deductions for surrender charges
    (note 2d)..................             (126,681)       (170,621)       (171,741)       (121,009)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)..........             (435,809)     (1,687,865)     (1,589,094)       (946,709)
  Asset charges (note 3):
    MSP contracts .............               (7,289)        (11,771)         (9,653)        (15,330)
    LSFP contracts ............               (2,070)         (6,074)         (4,177)         (4,354)
                                      --------------  --------------  --------------  --------------
      Net equity transactions..            1,128,266        (654,861)        653,356       2,346,415
                                      --------------  --------------  --------------  --------------

Net change in contract
  owners' equity...............            1,852,777       1,654,577      11,082,161       5,629,939
Contract owners' equity beginning
  of period....................           12,354,982      42,117,945      31,035,784      25,405,845
                                      --------------  --------------  --------------  --------------
Contract owners' equity end
  of period....................          $14,207,759      43,772,522      42,117,945      31,035,784
                                      ==============  ==============  ==============  ==============


CHANGES IN UNITS:                            598,181       1,086,172       1,071,986         974,778
  Beginning units..............       --------------  --------------  --------------  --------------
  Units purchased..............              166,005         130,217         143,914         229,776
  Units redeemed...............             (102,602)       (140,432)       (129,728)       (132,568)
                                      --------------  --------------  --------------  --------------
  Ending units.................              661,584       1,075,957       1,086,172       1,071,986
                                      ==============  ==============  ==============  ==============


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                           StDisc2                                         StintStk2
                                         -------------------------------------------     ----------------------------
                                            2000             1999            1998            2000            1999
                                         -----------     -----------     -----------     -----------     -----------
INVESTMENT ACTIVITY:
  Net investment income........          $   (58,904)        (53,820)        (58,150)        (49,525)        (14,510)
  Realized gain (loss) on investments        752,895        (992,301)        552,698        (387,126)      1,329,944
  Change in unrealized gain (loss)
    on investments.............             (482,257)        125,370        (128,321)     (1,546,991)      1,572,604
  Reinvested capital gains.....                    -       1,035,670         120,028               -               -
                                         -----------     -----------     -----------     -----------     -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations              211,734         114,919         486,255      (1,983,642)      2,888,038
                                         -----------     -----------     -----------     -----------     -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............              954,266       1,126,745         686,440         580,207         428,882
  Transfers between funds......             (570,553)     (2,017,437)        154,482      (2,282,869)      2,309,650
  Surrenders...................             (235,086)       (201,408)       (128,257)       (136,421)        (56,239)
  Death benefits (note 4)......              (21,678)         (1,033)        (23,649)         (8,738)         (4,048)
  Policy loans (net of repayments)
    (note 5)...................             (266,090)       (115,906)       (104,497)        (28,642)         52,892
  Deductions for surrender charges
    (note 2d)..................              (21,513)        (30,109)        (15,109)        (12,484)         (8,407)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)..........             (329,564)       (340,295)       (244,196)       (207,957)       (125,810)
  Asset charges (note 3):
    MSP contracts .............               (1,697)         (1,300)         (4,038)         (2,758)         (2,085)
    LSFP contracts ............                 (903)           (513)         (1,147)         (4,055)         (1,753)
                                         -----------     -----------     -----------     -----------     -----------
      Net equity transactions..             (492,818)     (1,581,256)        320,029      (2,103,717)      2,593,082
                                         -----------     -----------     -----------     -----------     -----------

Net change in contract
  owners' equity...............             (281,084)     (1,466,337)        806,284      (4,087,359)      5,481,120
Contract owners' equity beginning
  of period....................            6,885,495       8,351,832       7,545,548       7,468,116       1,986,996
                                         -----------     -----------     -----------     -----------     -----------
Contract owners' equity end
  of period....................          $ 6,604,411       6,885,495       8,351,832       3,380,757       7,468,116
                                         ===========     ===========     ===========     ===========     ===========


CHANGES IN UNITS:
  Beginning units..............              349,019         440,162         421,534         453,067         222,590
                                         -----------     -----------     -----------     -----------     -----------
  Units purchased..............               53,248          70,498          95,961          53,645         255,086
  Units redeemed...............              (76,391)       (161,641)        (77,333)       (166,871)        (24,609)
                                         -----------     -----------     -----------     -----------     -----------
  Ending units.................              325,876         349,019         440,162         339,841         453,067
                                         ===========     ===========     ===========     ===========     ===========



                                              StintStk2                      NSATGFocTU
                                             -----------     --------------------------------------------
                                                 1998            2000           1999             1998
                                             -----------     -----------     -----------      ----------
INVESTMENT ACTIVITY:
  Net investment income........               $    7,697            (100)              -               -
  Realized gain (loss) on investments           (245,777)         (2,764)              -               -
  Change in unrealized gain (loss)
    on investments.............                  138,162         (24,195)              -               -
  Reinvested capital gains.....                        -               -               -               -
                                             -----------     -----------     -----------      ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations                  (99,918)        (27,059)              -               -
                                             -----------     -----------     -----------      ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............                1,319,108           2,062               -               -
  Transfers between funds......                 (186,236)         75,866               -               -
  Surrenders...................                 (444,664)              -               -               -
  Death benefits (note 4)......                   (5,993)              -               -               -
  Policy loans (net of repayments)
    (note 5)...................                 (462,567)           (160)              -               -
  Deductions for surrender charges
    (note 2d)..................                  (56,530)              -               -               -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)..........                  (61,036)         (1,281)              -               -
  Asset charges (note 3):
    MSP contracts .............                   (1,044)              -               -               -
    LSFP contracts ............                     (296)              -               -               -
                                             -----------     -----------     -----------      ----------
      Net equity transactions..                  100,742          76,487               -               -
                                             -----------     -----------     -----------      ----------

Net change in contract
  owners' equity...............                      824          49,428               -               -
Contract owners' equity beginning
  of period....................                1,986,172               -               -               -
                                             -----------     -----------     -----------      ----------
Contract owners' equity end
  of period....................               $1,986,996          49,428               -               -
                                             ===========     ===========     ===========      ==========


CHANGES IN UNITS:
  Beginning units..............                  209,767               -               -               -
                                             -----------     -----------     -----------      ----------
  Units purchased..............                   64,933           7,989               -               -
  Units redeemed...............                  (52,110)           (183)              -               -
                                             -----------     -----------     -----------      ----------
  Ending units.................                  222,590           7,806               -               -
                                             ===========     ===========     ===========      ==========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                          MSUEmMkt                                     MSUUSReaLE
                                            --------------------------------------     --------------------------------------------
                                              2000          1999            1998            2000           1999             1998
                                            ---------    ---------      ----------     -----------      ----------      -----------
INVESTMENT ACTIVITY:
  Net investment income........            $  102,397       81,127          35,485         467,855         356,207          (39,731)
  Realized gain (loss) on investments          26,389       26,192         (94,814)        446,597      (1,050,667)        (564,373)
  Change in unrealized gain (loss)
    on investments.............               (38,552)      29,379         (33,784)        443,730         478,383         (513,939)
  Reinvested capital gains.....                     -            -               -          36,959               -          121,016
                                            ---------    ---------      ----------     -----------      ----------      -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations                90,234      136,698         (93,113)      1,395,141        (216,077)        (997,027)
                                            ---------    ---------      ----------     -----------      ----------      -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............               106,585      106,804         398,199         743,161       1,006,759        1,337,143
  Transfers between funds......               219,001      158,219         133,381         623,498      (1,435,388)        (908,402)
  Surrenders...................               (10,363)      (6,693)       (214,691)       (117,484)       (187,346)        (163,286)
  Death benefits (note 4)......                (3,364)           -              (9)         (3,388)         (2,653)         (22,389)
  Policy loans (net of repayments)
    (note 5)...................                (4,279)      (7,238)        (92,787)        (37,568)       (131,155)         (78,704)
  Deductions for surrender charges
    (note 2d)..................                  (948)      (1,001)        (27,689)        (10,751)        (28,007)         (19,126)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)..........               (31,590)     (24,247)        (14,797)       (274,253)       (432,919)        (232,710)
  Asset charges (note 3):
    MSP contracts .............                  (542)        (425)           (167)         (4,297)         (4,975)          (3,613)
    LSFP contracts ............                (1,706)        (885)            (47)         (2,747)         (2,459)          (1,026)
                                            ---------    ---------      ----------     -----------      ----------      -----------
      Net equity transactions..               272,794      224,534         181,393         916,171      (1,218,143)         (92,113)
                                            ---------    ---------      ----------     -----------      ----------      -----------

Net change in contract
  owners' equity...............               363,028      361,232          88,280       2,311,312      (1,434,220)      (1,089,140)
Contract owners' equity beginning
  of period....................               701,398      340,166         251,886       5,105,071       6,539,291        7,628,431
                                            ---------    ---------      ----------     -----------      ----------      -----------
Contract owners' equity end
  of period....................            $1,064,426      701,398         340,166       7,416,383       5,105,071        6,539,291
                                            =========    =========      ==========     ===========      ==========      ===========

CHANGES IN UNITS:
  Beginning units..............                77,785       48,664          25,614         339,591         417,073          425,994
                                            ---------    ---------      ----------     -----------      ----------      -----------
  Units purchased..............                35,031       35,161          30,195          81,265          63,982          122,745
  Units redeemed...............                (6,184)      (6,040)         (7,145)        (32,845)       (141,464)        (131,666)
                                            ---------    ---------      ----------     -----------      ----------      -----------
  Ending units.................               106,632       77,785          48,664         388,011         339,591          417,073
                                            =========    =========      ==========     ===========      ==========      ===========




                                                                  VEWwBD
                                               -------------------------------------------
                                                   2000            1999            1998
                                               -----------     -----------     -----------
INVESTMENT ACTIVITY:
  Net investment income........                 $  103,752         109,624          (2,569)
  Realized gain (loss) on investments             (272,468)       (379,921)        409,171
  Change in unrealized gain (loss)
    on investments.............                    148,290         (74,747)        (35,624)
  Reinvested capital gains.....                          -          60,420               -
                                               -----------     -----------     -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations                    (20,426)       (284,624)        370,978
                                               -----------     -----------     -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............                    195,128         232,837         173,889
  Transfers between funds......                   (244,098)       (449,720)        663,078
  Surrenders...................                   (111,418)        (98,243)        (47,678)
  Death benefits (note 4)......                       (594)        (25,665)        (35,715)
  Policy loans (net of repayments)
    (note 5)...................                    (49,056)        (70,184)        (21,466)
  Deductions for surrender charges
    (note 2d)..................                    (10,196)        (14,686)         (5,615)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)..........                    (83,862)       (113,947)        (77,084)
  Asset charges (note 3):
    MSP contracts .............                     (1,432)         (1,809)         (1,847)
    LSFP contracts ............                       (159)           (145)           (525)
                                               -----------     -----------     -----------
      Net equity transactions..                   (305,687)       (541,562)        647,037
                                               -----------     -----------     -----------

Net change in contract
  owners' equity...............                   (326,113)       (826,186)      1,018,015
Contract owners' equity beginning
  of period....................                  2,721,035       3,547,221       2,529,206
                                               -----------     -----------     -----------
Contract owners' equity end
  of period....................                 $2,394,922       2,721,035       3,547,221
                                               ===========     ===========     ===========

CHANGES IN UNITS:
  Beginning units..............                    195,887         233,069         186,153
                                               -----------     -----------     -----------
  Units purchased..............                     16,793          18,613          71,292
  Units redeemed...............                    (41,953)        (55,795)        (24,376)
                                               -----------     -----------     -----------
  Ending units.................                    170,727         195,887         233,069
                                               ===========     ===========     ===========



                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                          VEWwEmgMkt                                      VEWwHrdAst
                                         -------------------------------------------     ----------------------------
                                            2000             1999            1998           2000             1999
                                         -----------     -----------     -----------     -----------      ----------
INVESTMENT ACTIVITY:
  Net investment income.............    $    (53,777)        (32,044)          5,996          11,079          25,195
  Realized gain (loss) on
    investments.....................        (325,564)      2,142,637      (1,821,321)        525,703         609,115
  Change in unrealized gain (loss)
    on investments..................      (2,614,711)      1,939,640         923,464        (152,863)        199,401
  Reinvested capital gains..........               -               -          17,939               -               -
                                         -----------     -----------     -----------     -----------      ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from
      operations...................       (2,994,052)      4,050,233        (873,922)        383,919         833,711
                                         -----------     -----------     -----------     -----------      ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners.................         797,659         580,564         701,612         365,844         602,994
  Transfers between funds...........      (3,479,128)      4,022,991        (173,962)       (236,020)       (822,875)
  Surrenders........................        (194,407)       (107,435)        (41,678)       (307,798)       (289,205)
  Death benefits (note 4)...........         (13,706)              -          (4,922)         (5,146)         (1,818)
  Policy loans (net of repayments)
    (note 5)........................        (160,319)        (70,361)        (80,091)       (120,415)         77,240
  Deductions for surrender charges
    (note 2d).......................         (17,791)        (16,061)         (5,094)        (28,167)        (43,233)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)...............        (270,107)       (157,046)        (68,777)       (176,970)       (189,825)
  Asset charges (note 3):
    MSP contracts ..................          (4,809)         (3,494)           (985)         (2,345)         (1,809)
    LSFP contracts .................          (4,221)         (1,983)           (280)         (1,775)           (322)
                                         -----------     -----------     -----------     -----------      ----------
      Net equity transactions.......      (3,346,829)      4,247,175         325,823        (512,792)       (668,853)
                                         -----------     -----------     -----------     -----------      ----------

Net change in contract
  owners' equity....................      (6,340,881)      8,297,408        (548,099)       (128,873)        164,858
Contract owners' equity beginning
  of period.........................      10,148,983       1,851,575       2,399,674       4,294,443       4,129,585
                                         -----------     -----------     -----------     -----------      ----------
Contract owners' equity end
  of period.........................    $  3,808,102      10,148,983       1,851,575       4,165,570       4,294,443
                                         ===========     ===========     ===========     ===========      ==========


CHANGES IN UNITS:
  Beginning units...................         882,045         320,168         271,580         317,507         361,828
                                         -----------     -----------     -----------     -----------      ----------
  Units purchased...................          89,672         609,978         150,432          29,839          63,996
  Units redeemed....................        (398,529)        (48,101)       (101,844)        (68,673)       (108,317)
                                         -----------     -----------     -----------     -----------      ----------
  Ending units......................         573,188         882,045         320,168         278,673         317,507
                                         ===========     ===========     ===========     ===========      ==========






                                            VEWwHrdAst                       WPTGloPVC
                                            -----------     -------------------------------------------
                                                1998            2000            1999             1998
                                            -----------     -----------     -----------     -----------
INVESTMENT ACTIVITY:
  Net investment income.............        $    (2,400)        (26,477)        (13,686)         (6,193)
  Realized gain (loss) on
     investments....................         (3,561,532)        156,924         831,668           6,143
  Change in unrealized gain (loss)
    on investments..................            644,209      (1,447,278)        489,466          66,492
  Reinvested capital gains..........            882,647         359,529               -               -
                                            -----------     -----------     -----------     -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations.....         (2,037,076)       (957,302)      1,307,448          66,442
                                            -----------     -----------     -----------     -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners.................          1,602,107         246,696         139,661         105,973
  Transfers between funds...........         (1,198,538)       (728,042)      2,043,854         180,265
  Surrenders........................           (132,778)        (35,654)        (28,894)         (1,367)
  Death benefits (note 4)...........             (3,026)              -               -              (1)
  Policy loans (net of repayments)
    (note 5)........................           (200,964)        (69,160)        (72,651)          4,787
  Deductions for surrender charges
    (note 2d).......................            (13,168)         (3,263)         (4,319)             (7)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)...............           (199,756)       (103,357)        (50,521)        (21,553)
  Asset charges (note 3):
    MSP contracts ............. ....             (2,663)         (1,735)           (847)           (430)
    LSFP contracts ............ ....               (756)         (1,618)           (855)           (122)
                                            -----------     -----------     -----------     -----------
      Net equity transactions.......           (149,542)       (696,133)      2,025,428         267,545
                                            -----------     -----------     -----------     -----------

Net change in contract
  owners' equity....................         (2,186,618)     (1,653,435)      3,332,876         333,987
Contract owners' equity beginning
  of period.........................          6,316,203       4,433,538       1,100,662         766,675
                                            -----------     -----------     -----------     -----------
Contract owners' equity end
  of period.........................        $ 4,129,585       2,780,103       4,433,538       1,100,662
                                            ===========     ===========     ===========     ===========


CHANGES IN UNITS:
  Beginning units...................            375,678         227,326          91,311          67,166
                                            -----------     -----------     -----------     -----------
  Units purchased...................             66,365          37,149         157,184          33,106
  Units redeemed....................            (80,215)        (88,400)        (21,169)         (8,961)
                                            -----------     -----------     -----------     -----------
  Ending units......................            361,828         176,075         227,326          91,311
                                            ===========     ===========     ===========     ===========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                           WPTIntEq                                      WPTSmCoGRr
                                            -----------------------------------------    -----------------------------------------
                                              2000           1999             1998           2000           1999            1998
                                            -----------   -----------     -----------     -----------    ----------    -----------
INVESTMENT ACTIVITY:
  Net investment income.............      $     (30,391)       36,167         (22,662)       (216,538)     (114,737)      (106,735)
  Realized gain (loss) on
    investments.....................            348,782     1,214,234        (402,559)      5,305,559       564,155         (4,820)
  Change in unrealized gain (loss)
    on investments..................         (4,794,748)    3,271,039         929,287     (18,360,336)    8,391,845       (287,723)
  Reinvested capital gains..........          1,233,063             -               -       5,714,137       709,970              -
                                            -----------   -----------     -----------     -----------    ----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations.....         (3,243,294)    4,521,440         504,066      (7,557,178)    9,551,233       (399,278)
                                            -----------   -----------     -----------     -----------    ----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners.................          1,203,310     1,411,984       1,111,024       3,205,250     2,658,532      2,471,813
  Transfers between funds...........         (1,618,161)     (167,066)     (1,578,624)      7,227,152      (248,812)    (1,849,405)
  Surrenders........................           (182,801)     (642,724)       (168,491)       (818,535)     (301,023)      (200,485)
  Death benefits (note 4)...........            (17,201)     (124,597)         (7,848)        (46,924)      (60,498)       (10,544)
  Policy loans (net of repayments)
    (note 5)................... ....           (160,238)      (83,407)       (259,475)       (406,035)     (288,744)        19,268
  Deductions for surrender charges
    (note 2d).......................            (16,729)      (96,081)        (18,111)        (74,907)      (45,000)       (20,649)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c).......... ....           (426,399)     (427,942)       (265,303)     (1,346,935)     (902,731)      (454,770)
  Asset charges (note 3):
    MSP contracts ..................             (8,051)       (8,596)         (5,069)        (17,598)       (9,685)        (7,412)
    LSFP contracts .................             (6,243)       (3,905)         (1,439)        (12,620)       (5,597)        (2,105)
                                            -----------   -----------     -----------     -----------    ----------    -----------
      Net equity transactions.......         (1,232,513)     (142,334)     (1,193,336)      7,708,848       796,442        (54,289)
                                            -----------   -----------     -----------     -----------    ----------    -----------

Net change in contract
  owners' equity....................         (4,475,807)    4,379,106        (689,270)        151,670    10,347,675       (453,567)
Contract owners' equity beginning
  of period.........................         13,668,214     9,289,108       9,978,378      25,526,305    15,178,630     15,632,197
                                            -----------   -----------     -----------     -----------    ----------    -----------
Contract owners' equity end
  of period.........................      $   9,192,407    13,668,214       9,289,108      25,677,975    25,526,305     15,178,630
                                            ===========   ===========     ===========     ===========    ==========    ===========


CHANGES IN UNITS:
  Beginning units...................            779,846       805,473         900,081       1,024,167     1,015,805      1,004,312
                                            -----------   -----------     -----------     -----------    ----------    -----------
  Units purchased...................             83,704       160,398         234,059         353,977       183,941        292,883
  Units redeemed....................           (152,110)     (186,025)       (328,667)       (105,188)     (175,579)      (281,390)
                                            -----------   -----------     -----------     -----------    ----------    -----------
  Ending units......................            711,440       779,846         805,473       1,272,956     1,024,167      1,015,805
                                            ===========   ===========     ===========     ===========    ==========    ===========


See accompanying notes to financial statements.

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

                          NOTES TO FINANCIAL STATEMENTS

                        DECEMBER 31, 2000, 1999 AND 1998

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide VLISeparate Account-2 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 7, 1987. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers Single Premium, Modified Single Premium, Flexible Premium and Last Survivor Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

     (b) The Contracts

         Prior to December 31, 1990, only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, were offered for purchase. Beginning December 31, 1990, contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

         Contract owners may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
                American Century VP - American Century VP Balanced (ACVPBal)
                American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
                American Century VP - American Century VP Income & Growth (ACVPIncGr)
                American Century VP - American Century VP International (ACVPInt)
                American Century VP - American Century VP Value (ACVPValue)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGr)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
                Dreyfus IP - European Equity Portfolio (DryEuroEq)

              Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Appreciation Portfolio (DryVApp)
                Dreyfus VIF - Growth and Income Portfolio (DryVGrInc)

              Funds of the Gartmore NSAT;
                Gartmore NSAT - Emerging Markets Fund (NSATEmMGM)
                Gartmore NSAT - Global Technology & Communications Fund (NSATGTecGM)
                Gartmore NSAT - International Growth Fund (NSATIntGGM)

              Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio (FidVEqIn)
                Fidelity VIP - Growth Portfolio (FidVGr)
                Fidelity VIP - High Income Portfolio (FidVHiIn)
                Fidelity VIP - Overseas Portfolio (FidVOvSe)

              Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
                Fidelity VIP-II - Asset Manager Portfolio (FidVAM)
                Fidelity VIP-II - Contrafund Portfolio (FidVCon)

              Portfolio of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio (FidVGrOp)


              Portfolios of the Janus Aspen Series;
                Janus Aspen - Capital Appreciation Portfolio - Service Shares (JanACapApS)
                Janus Aspen - Global Technology Portfolio - Service Shares (JanAGlTchS)
                Janus Aspen - International Growth Portfolio - Service Shares (JanAIntGrS)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT)
              (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
                Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - Mid Cap Growth Fund - Strong (NSATMCpSTR)
                Nationwide SAT - Mid Cap Index Fund - Dreyfus (NSATMCIxDR)
                Nationwide SAT - Money Market Fund (NSATMMkt)
                Nationwide SAT - Multi Sector Bond Fund - MAS (NSATMBdMAS)
                Nationwide SAT - Small Cap Growth Fund (NSATSmCapG)
                Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
                Nationwide SAT - Small Company Fund (NSATSmCo)
                Nationwide SAT - Total Return Fund (NSATTotRtn)

              Portfolios of the Neuberger & Berman Advisers Management Trust
              (Neuberger & Berman AMT);
                Neuberger & Berman AMT - Growth Portfolio (NBAMTGro)
                Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
                Neuberger & Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
                Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds;
                Oppenheimer Aggressive Growth Fund/VA (OppAggGrVA)
                Oppenheimer Bond Fund/VA (OppBdVA)
                Oppenheimer Capital Appreciation Fund/VA (OppCapApVA)
                Oppenheimer Global Securities Fund/VA (OppGlSecVA)
                Oppenheimer Main Street Growth & Income Fund/VA (OppMGrInVA)
                Oppenheimer Multiple Strategies Fund/VA (OppMltStVA)

              Strong Opportunity Fund II, Inc. (StOpp2)

              Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
                Strong VIF - Strong Discovery Fund II (StDisc2)
                Strong VIF - Strong International Stock Fund II (StIntStk2)

              Funds of the Turner Funds;
                Turner NSAT - Growth Focus Fund (NSATGFocTU)

              Funds of The Universal Institutional Funds, Inc.;
                The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio (MSUEmMkt)
                  (formerly Morgan Stanley - Emerging Markets Debt Portfolio)
                The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio (MSUUSRealE)
                  (formerly Van Kampen American Capital - Morgan Stanley U.S. Real Estate Portfolio)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Bond Fund (VEWwBd)
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWwEmgMkt)
                Van Eck WIT - Worldwide Hard Assets Fund (VEWwHrdAst)

              Portfolios of the Warburg Pincus Trust;
                Warburg Pincus Trust - Global Post Venture Capital Portfolio (WPTGloPVC)
                Warburg Pincus Trust - International Equity Portfolio (WPTIntEq)
                Warburg Pincus Trust - Small Company Growth Portfolio (WPTSmCoGr)


                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

         At December 31, 2000, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2000. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  POLICY CHARGES

     (a) Deductions from Premiums

         For single premium contracts, no deduction is made from any premium at the time of payment. On multiple payment contracts and flexible premium contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 3.5% of each premium payment.

         On last survivor flexible premium contracts, the Company deducts a charge for state premium taxes equal to 3.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 5% of each premium payment during the first ten years and 1.5% of each premium payment thereafter.

         The Company may at its sole discretion reduce this sales loading.

     (b) Cost of Insurance

         A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

         For last survivor flexible premium contracts, the monthly cost of insurance is determined in a manner that reflects the anticipated mortality of the two insureds and the fact that the death benefit is not payable until the death of the second insured policyholder.

     (c) Administrative Charges

         An administrative charge is assessed against each contract to recover policy maintenance, accounting, record keeping and other administrative expenses and is assessed against each contract by liquidating units.

         For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

              Contracts issued prior to April 16, 1990:

                Purchase payments totalling less than $25,000 - $10/month Purchase payments totalling $25,000 or more - none

              Contracts issued on or after April 16, 1990:
                Purchase payments totalling less than $25,000 - $90/year ($65/year in New York)
                Purchase payments totalling $25,000 or more - $50/year

         For multiple payment contracts, the Company currently deducts a monthly administrative charge of $5 (may deduct up to $7.50, maximum).

         For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum). Additionally, the Company deducts an increase charge of $2.04 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective.

         For modified single premium contracts, the monthly charge is equal to an annual rate of .30% multiplied by the policy's cash value. For policy years 11 and later, this monthly charge is reduced to an annual rate of 0.15% of the policy's cash value. The monthly charge is subject to a $10 minimum.

         For last survivor flexible premium contracts, the Company deducts a monthly administrative charge equal to the sum of the policy charge and the basic coverage charge. For policy years one through ten the policy charge is $10. Additionally, there is a $0.04 per $1000 basic coverage charge (not less than $20 or more than $80 per policy). For policy years eleven and after, the policy charge is $5. Additionally, there is a $0.02 per $1000 basic coverage charge (not less than $10 or more than $40 per policy). Additionally, the Company deducts a monthly increase charge of $2.40 per $1000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective. The charge may be raised to $3.60 per $1000 of increase per year at the Company's discretion.

     (d) Surrender Charges

         Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

         For single premium contracts, the charge is determined based upon a specified percentage of the original purchase payment. For single premium contracts issued prior to April 16, 1990, the charge is 8% in the first year and declines to 0% after the ninth year. For single premium contracts issued on or after April 16, 1990, the charge is 8.5% in the first year, and declines to 0% after the ninth year.

         For multiple payment contracts and flexible premium contracts, the amount charged is based upon a specified percentage of the initial surrender charge, which varies by issue age, sex and rate class. The charge is 100% of the initial surrender charge in the first year, declining to 0% after the ninth year.



                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

         For modified single premium contracts, the amount charged is based on the original purchase payment. The charge is 10% in the first year, declining to 0% in the ninth year.

         For last survivor flexible premium contracts, the charge is 100% of the initial surrender charge, declining to 0% in the fourteenth year if the average issue age is 74 or less. The charge is 100% of the initial surrender charge, declining to 0% in the ninth year if the average issue age is 75 or greater. For last survivor flexible payment contracts, the initial surrender charge is comprised of two components, an underwriting surrender charge and a sales surrender charge.

         The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

(3)  ASSET CHARGES

     For single premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance and premium tax charges. For contracts issued prior to April 16, 1990, the charge is equal to an annual rate of .95% during the first ten policy years, and .50% thereafter. A reduction of charges on these contracts is possible in policy years six through ten for those contracts achieving certain investment performance criteria. For single premium contracts issued on or after April 16, 1990, the charge is equal to an annual rate of 1.30% during the first ten policy years, and 1.00% thereafter.

     For multiple payment contracts and flexible premium contracts, the Company deducts a charge equal to an annual rate of .80%, with certain exceptions, to cover mortality and expense risk charges related to operations. The above charges are assessed through the daily unit value calculation and are reflected in the table below.

     For modified single premium contracts (MSP), the Company deducts an annual rate of .90% charged against the cash value of the contracts. This charge is assessed monthly against each contract by liquidating units.

     For last survivor flexible premium contracts (LSFP), the Company deducts an annual rate of .80% in policy years one through ten. This charge is assessed monthly by liquidating units. In policy years eleven and greater, the Company deducts an annual rate of .80% if the cash value of the contract is less than $100,000. If the cash value is greater than or equal to $100,000, the Company reduces the annual asset fee rate to .30%. This charge is assessed monthly against each contract by liquidating units.

     The following table provides mortality and expense risk charges for all single premium contracts and multiple payment and flexible payment contracts for the period ended December 31, 2000:


                                                TOTAL           ACVPBal        ACVPCapAp         ACVPIncGr          ACVPint
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $       24,820                 -            2,924                 -              575
     Single Premium contracts issued
       on or after April 16, 1990....       1,684,130             8,312           50,858             7,821           39,191
     Multiple Payment and Flexible
       Premium contracts.............       7,154,891            35,037          172,093            25,391          152,864
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $    8,863,841            43,349          225,875            33,212          192,630
                                         ============      ============     ============      ============     ============


                                            ACVPValue           DrySRGr         DryStkix         DryEuroEq          DryVapp
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $            9                 -            2,043                 -                -
     Single Premium contracts issued
       on or after April 16, 1990....           7,369            14,818          104,574               469           14,211
     Multiple Payment and Flexible
       Premium contracts.............          19,786           142,212          691,343                58           43,939
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       27,164           157,030          797,960               527           58,150
                                         ============      ============     ============      ============     ============


                                            DryVGrinc         NSATEmMGM       NSATGTecGM        NSATIntGGM         FidVEqin
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $            -                 -                -                 -            2,573
     Single Premium contracts issued
       on or after April 16, 1990....           3,646                 -              789                 -          167,821
     Multiple Payment and Flexible
       Premium contracts.............          16,273                21              129                14          459,835
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       19,919                21              918                14          630,229
                                         ============      ============     ============      ============     ============

                                               FidVGR          FidVHiin         FidVOvSe            FidVAM          FidVCon
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $        3,497               443              734               369                -
     Single Premium contracts issued
       on or after April 16, 1990....         234,747            32,538           47,224            81,758           85,023
     Multiple Payment and Flexible
       Premium contracts.............       1,199,892           135,615          182,649           185,028          436,677
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $    1,438,136           168,596          230,607           267,155          521,700
                                         ============      ============     ============      ============     ============

                                             FidVGrOP        JanACapApS       JanAGLTchS        JanAIntGrS        NSATCapAp
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $          151                 -                -                 -                -
     Single Premium contracts issued
       on or after April 16, 1990....           3,965             2,507            5,105             8,260           15,130
     Multiple Payment and Flexible
       Premium contracts.............          36,864             7,957            5,342               535          247,451
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       40,980            10,464           10,447             8,795          262,581
                                         ============      ============     ============      ============     ============

                                            NSATGvtBd        NSATMCpSTR       NSATMCixDR          NSATMMkt       NSATMBdMas
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $          458                 -                -             2,426               15
     Single Premium contracts issued
       on or after April 16, 1990....          55,609             1,065            1,586           180,399              109
     Multiple Payment and Flexible
       Premium contracts.............          43,413             1,726            2,639           231,050               96
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       99,480             2,791            4,225           413,875              220
                                         ============      ============     ============      ============     ============

                                           NSATSmCapG        NSATSmCapV         NSATSmCo        NSATTotRtn         NBAMTGro
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $            -               737              203               581            1,617
     Single Premium contracts issued
       on or after April 16, 1990....             362            40,313           26,301            52,162           52,458
     Multiple Payment and Flexible
       Premium contracts.............           2,152            10,585          194,188           684,107          272,872
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $        2,514            51,635          220,692           736,850          326,947
                                         ============      ============     ============      ============     ============

                                           NBAMTGuard         NBAMTLMat        NBAMTPart        OppAggGrVA          OppBdVA
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $            -             1,243                9                 -               11
     Single Premium contracts issued
       on or after April 16, 1990....             654            13,012           16,642             2,875           15,964
     Multiple Payment and Flexible
       Premium contracts.............          14,034            17,838          177,442             6,843           68,588
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       14,688            32,093          194,093             9,718           84,563
                                         ============      ============     ============      ============     ============

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2


                                           OppCapApVA        OppGLSecVA       OppMGRinVA        OppMltStVA           StOpp2
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $        1,316               681                -                 -              202
     Single Premium contracts issued
       on or after April 16, 1990....          23,233            43,763              390            38,900           59,630
     Multiple Payment and Flexible
       Premium contracts.............         105,211           268,868              575            86,217          296,055
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      129,760           313,312              965           125,117          355,887
                                         ============      ============     ============      ============     ============

                                              StDisc2         StintStk2       NSATGFocTU          MSUEmMKT       MSUUSRealE
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $            -                 -                -               133              631
     Single Premium contracts issued
       on or after April 16, 1990....           8,552            11,016                -             1,340           13,596
     Multiple Payment and Flexible
       Premium contracts.............          50,352            38,509              100             4,918           32,402
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       58,904            49,525              100             6,391           46,629
                                         ============      ============     ============      ============     ============

                                               VEWwBD        VEWwEmgMkt       VEWwHrdAst         WPTGloPVC         WPTIntEq
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $          181                29                1               794                -
     Single Premium contracts issued
       on or after April 16, 1990....           6,649             3,523           11,858             2,662           12,244
     Multiple Payment and Flexible
       Premium contracts.............          14,851            50,225           24,402            23,021           69,430
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       21,681            53,777           36,261            26,477           81,674
                                         ============      ============     ============      ============     ============

                                            WPTSmCoGr
                                         ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $            -
     Single Premium contracts issued
       on or after April 16, 1990....          35,097
     Multiple Payment and Flexible
       Premium contracts.............         181,441
                                         ------------
         Total.......................  $      216,538
                                         ============


     The following table provides mortality and expense risk charges for all single premium contracts and multiple payment and flexible payment contracts for the period ended December 31, 1999:

                                                TOTAL           ACVPBal        ACVPCapAp         ACVPincGr          ACVPint
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $       22,217               126              315                79              360
     Single Premium contracts issued
       on or after April 16, 1990....       1,597,906             9,070           22,650             5,653           25,861
     Multiple Payment and Flexible
       Premium contracts.............       6,040,026            34,284           85,615            21,369           97,752
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $    7,660,149            43,480          108,580            27,101          123,973
                                         ============      ============     ============      ============     ============


                                            ACVPValue           DrySRGr         DryStkix           DryVApp        DryVGrinc
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $           61               333            2,086               166               46
     Single Premium contracts issued
       on or after April 16, 1990....           4,379            23,957          150,018            11,975            3,327
     Multiple Payment and Flexible
       Premium contracts.............          16,553            90,556          567,060            45,265           12,577
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       20,993           114,846          719,164            57,406           15,950
                                         ============      ============     ============      ============     ============

                                             FidVEqin            FidVGr         FidVHiln          FidVOvSe           FidVAM
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $        2,071             3,322              574               580              784
     Single Premium contracts issued
       on or after April 16, 1990....         148,948           238,938           41,267            41,698           56,415
     Multiple Payment and Flexible
       Premium contracts.............         563,016           903,175          155,987           157,616          213,245
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      714,035         1,145,435          197,828           199,894          270,444
                                         ============      ============     ============      ============     ============

                                              FidVCon          FidVGrOp        NSATCapAp         NSATGvtBd         NSATMMkt
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $        1,335               137              937               352            1,204
     Single Premium contracts issued
       on or after April 16, 1990....          96,008             9,823           67,386            25,386           86,597
     Multiple Payment and Flexible
       Premium contracts.............         362,905            37,128          254,746            95,940          327,332
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      460,248            47,088          323,069           121,678          415,133
                                         ============      ============     ============      ============     ============

                                           NSATSmCapV          NSATSmCo       NSATTotRtn          NBAMTGro       NBAMTGuard
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $           37               389            2,247               531               37
     Single Premium contracts issued
       on or after April 16, 1990....           2,682            27,949          161,641            38,230            2,667
     Multiple Payment and Flexible
       Premium contracts.............          10,138           105,646          610,999           144,507           10,083
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       12,857           133,984          774,887           183,268           12,787
                                         ============      ============     ============      ============     ============

                                            NBAMTLMat         NBAMTPart          OppBdVA        OppCapApVA       OppGlSecVA
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $          104               680              266               141              553
     Single Premium contracts issued
       on or after April 16, 1990....           7,455            48,927           19,098            10,142           39,744
     Multiple Payment and Flexible
       Premium contracts.............          28,179           184,942           72,189            38,336          150,232
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       35,738           234,549           91,553            48,619          190,529
                                         ============      ============     ============      ============     ============

                                          OppMltStVA            StOpp2          StDisc2         StintStk2         MSUEmMkt
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $          335               821              156                65                9
     Single Premium contracts issued
       on or after April 16, 1990....          24,110            59,055           11,227             4,687              666
     Multiple Payment and Flexible
       Premium contracts.............          91,134           223,225           42,437            17,716            2,520
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      115,579           283,101           53,820            22,468            3,195
                                         ============      ============     ============      ============     ============


                                                                     (Continued)

                                           NATIONWIDE VLI SEPARATE ACCOUNT-2

                                        NOTES TO FINANCIAL STATEMENTS, Continued



                                           MSUUSRealE            VEWwBd       VEWwEmgMkt        VEWwHrdAst        WPTGloPVC
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $          128                74               93               106               40
     Single Premium contracts issued.
       on or after April 16, 1990....           9,180             5,340            6,684             7,628            2,855
     Multiple Payment and Flexible
       Premium contracts.............          34,702            20,187           25,267            28,833           10,791
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       44,010            25,601           32,044            36,567           13,686
                                         ============      ============     ============      ============     ============

                                             WPTintEq         WPTSmCoGr
                                         ------------      ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $          204               333
     Single Premium contracts issued
       on or after April 16, 1990....          14,649            23,934
     Multiple Payment and Flexible
       Premium contracts.............          55,372            90,470
                                         ------------      ------------
         Total.......................  $       70,225           114,737
                                         ============      ============


     The following table provides mortality and expense risk charges for all single premium contracts and multiple payment and flexible payment contracts for the period ended December 31, 1998:

                                                TOTAL           ACVPBal      ACVPCapAp         ACVPLcincGr          ACVPint
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $       19,963                 -            1,274                 -                -
     Single Premium contracts issued
       on or after April 16, 1990....       1,519,080            10,112           21,146             2,536           34,065
     Multiple Payment and Flexible
       Premium contracts.............       4,699,480            28,860           59,964             5,054           66,239
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $    6,238,523            38,972           82,384             7,590          100,304
                                         ============      ============     ============      ============     ============

                                            ACVPValue           DrySRGr         DryStkix           DryVApp        DryVGrinc
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $            -                 -            3,655               102                -
     Single Premium contracts issued
       on or after April 16, 1990....           4,104             9,572          112,048            10,336            2,255
     Multiple Payment and Flexible
       Premium contracts.............          15,894            67,383          392,626            16,686           12,787
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       19,998            76,955          508,329            27,124           15,042
                                         ============      ============     ============      ============     ============

                                             FidVEqin            FidVGr         FidVHiln          FidVOvSe           FidVAM
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $        2,438             2,343              842             1,068              296
     Single Premium contracts issued
       on or after April 16, 1990....         194,440           188,365           49,966            53,993           86,061
     Multiple Payment and Flexible
       Premium contracts.............         418,071           568,902          160,813           112,745          152,850
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      614,949           759,610          211,621           167,806          239,207
                                         ============      ============     ============      ============     ============


                                              FidVCon          FidVGrOp        NSATCapAp         NSATGvtBd         NSATMMkt
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $          128                 -              654               305            1,358
     Single Premium contracts issued
       on or after April 16, 1990....          71,967            10,876           43,608            65,744          137,439
     Multiple Payment and Flexible
       Premium contracts.............         244,146            24,873          213,916            45,233          276,180
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      316,241            35,749          258,178           111,282          414,977
                                         ============      ============     ============      ============     ============

                                           NSATSmCapV          NSATSmCo       NSATTotRtn          NBAMTGro       NBAMTGuard
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $            -                 -            1,584             1,581                -
     Single Premium contracts issued
       on or after April 16, 1990....           3,094            13,672           58,566            43,543              553
     Multiple Payment and Flexible
       Premium contracts.............             414           101,912          613,346           108,763            4,227
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $        3,508           115,584          673,496           153,887            4,780
                                         ============      ============     ============      ============     ============

                                            NBAMTLMat         NBAMTPart          OppBdVA        OppCapApVA       OppGLSecVa
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $          930                 -                -                 -                -
     Single Premium contracts issued
       on or after April 16, 1990....          14,562            50,988           20,073             4,182           20,102
     Multiple Payment and Flexible
       Premium contracts.............          27,237           203,440           71,491            22,064          127,490
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       42,729           254,428           91,564            26,246          147,592
                                         ============      ============     ============      ============     ============

                                           OppMltStVA            StOpp2         StVDisc2        StVintStk2         MSUEmMkt
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $            -               120                -                 -                -
     Single Premium contracts issued
       on or after April 16, 1990....          31,490            41,028           13,873             4,013              635
     Multiple Payment and Flexible
       Premium contracts.............          73,481           179,612           44,277            11,015            1,765
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      104,971           220,760           58,150            15,028            2,400
                                         ============      ============     ============      ============     ============

                                           MSUUSRealE            VEWwBd       VEWwEmgMkt        VEWwHrdAst        WPTGloPVC
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $          575                39                -               486                -
     Single Premium contracts issued
       on or after April 16, 1990....          13,117            11,374            1,792            17,613            3,460
     Multiple Payment and Flexible
       Premium contracts.............          38,337            15,186           12,394            20,246            2,733
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       52,029            26,599           14,186            38,345            6,193
                                         ============      ============     ============      ============     ============

                                             WPTIntEq         WPTSmCoGr
                                         ------------      ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $          185                 -
     Single Premium contracts issued
       on or after April 16, 1990....          13,450            29,267
     Multiple Payment and Flexible
       Premium contracts.............          59,360            77,468
                                         ------------      ------------
         Total.......................  $       72,995           106,735
                                         ============      ============


                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                     NOTES TO FINANCIAL STATEMENTS,Continued

(4) Death Benefits

    Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5) Policy Loans (Net of Repayments)

    Contract provisions allow contract owners to borrow up to 90% (50% during first year of single and modified single premium contracts) of a policy's cash surrender value. For single premium contracts issued prior to April 16, 1990, 6.5% interest is due and payable annually in advance. For single premium contracts issued on or after April 16, 1990, multiple payment, flexible premium, modified single and last survivor flexible premium contracts, 6% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

    At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral, including interest, back to the Account.

(6) Related Party Transactions

    The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(7) Financial Highlights

    The following is a summary of units, unit fair values and contract owners'equity outstanding for variable life and annuity contracts as of the end of the period indicated, and the expense ratios and total return for each of the five years in the period ended December 31, 2000.

    The following is a summary for 2000:

                                                                             Unit        Contract                    Total
                                                                   Units   Fair Value Owners' Equity   Expenses(*)  Return(**)
                                                                   -----   ---------- --------------   -----------  ----------
Single Premium contracts issued prior to
April 16, 1990:
  American Century VP -
    American Century VP Capital Appreciation ................      7,428   $39.820221   $295,785         1.13%        8.49%
American Century VP -
  American Century VP International .........................      2,453    22.205291     54,470         0.96%      (17.24)%
American Century VP -
  American Century VP Value .................................        118    15.308543      1,806         1.00%       17.56%
Dreyfus Stock Index Fund ....................................      6,384    30.300792    193,440         0.56%       (9.73)%
Fidelity VIP - Equity-Income Portfolio ......................      5,076    47.985530    243,575         1.10%        7.88%
Fidelity VIP - Growth Portfolio .............................      4,686    70.634432    330,993         1.23%      (11.42)%
Fidelity VIP - High Income Portfolio ........................      1,862    22.540543     41,970         0.86%      (22.86)%
Fidelity VIP - Overseas Portfolio ...........................      2,500    27.806776     69,517         0.70%      (19.51)%
Fidelity VIP-II - Asset Manager Portfolio ...................      1,178    29.647039     34,924         1.03%       (4.41)%
Fidelity VIP-III - Growth Opportunities Portfolio ...........      1,231    11.614608     14,298         0.86%      (17.48)%
Nationwide SAT - Government Bond Fund .......................      1,707    25.392104     43,344         1.11%       11.98%
Nationwide SAT - Money Market Fund ..........................     12,856    17.866283    229,689         0.96%        5.50%
Nationwide SAT - Multi Sector Bond Fund .....................        259    10.458203      2,709         1.11%(***)   6.83%(***)
Nationwide SAT - Small Cap Value Fund .......................      5,781    12.068870     69,770         1.07%       10.65%
Nationwide SAT - Small Company Fund .........................        762    25.176901     19,185         1.01%        8.36%
Nationwide SAT - Total Return Fund ..........................      1,319    41.669957     54,963         0.45%       (2.61)%
Neuberger & Berman AMT - Growth Portfolio ...................      3,192    47.952407    153,064         1.02%      (12.09)%
Neuberger & Berman AMT -
  Limited Maturity Bond Fund ................................      6,082    19.346478    117,665         1.10%        6.25%
Neuberger & Berman AMT - Partners Portfolio .................         72    25.096849      1,807         1.00%        0.20%
Oppenheimer Bond Fund / VA ..................................         51    20.213946      1,031         1.07%        5.57%
Oppenheimer Capital Appreciation Fund / VA ..................      6,917    18.017261    124,625         1.06%       (0.73)%
Oppenheimer Global Securities Fund / VA .....................      2,118    30.445645     64,484         1.06%        4.57%
Strong Opportunities Fund II, Inc. ..........................        447    42.694690     19,085         1.09%        6.07%
The Universal Institutional Funds, Inc.-
  Emerging Markets Debt Portfolio
  (formerly Morgan Stanley -
  Emerging Markets Debt Portfolio) ..........................      1,265     9.982829     12,628         1.02%       10.83%
The Universal Institutional Funds, Inc.-
  U.S.Real Estate Portfolio
  (formerly Van Kampen American Capital -
  Morgan Stanley Real Estate Portfolio) .....................      3,074    19.442286     59,766         1.06%(***)  14.93%(***)
Van Eck WIT - Worldwide Bond Fund ...........................      1,105    15.517699     17,147         0.97%        1.36%
Van Eck WIT -
  Worldwide Emerging Markets Fund ...........................        407     6.661531      2,711         0.96%      (42.15)%
Van Eck WIT - Worldwide Hard Assets Fund ....................          5    13.393001         67         0.80%       10.85%
Warburg Pincus Trust -
  Global Post-Venture Capital Portfolio .....................      4,740    15.854894     75,152         0.92%      (19.34)%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                     NOTES TO FINANCIAL STATEMENTS, Continued


                                                                     Unit             Contract                      Total
                                                        Units     Fair Value       Owners' Equity Expenses(*)      Return(**)
                                                        -----     ----------       -------------- -----------      ----------
Single Premium contracts issued on or after
April 16, 1990:
 American Century VP -
   American Century VP Balanced . . . . . . . . . .     29,587      19.506844          577,149       1.27%          (3.90)%
 American Century VP -
   American Century VP Capital Appreciation . . . .    156,838      26.057031        4,086,733       1.38%           7.63%
 American Century VP -
   American Century VP Income and Growth. . . . . .     48,794      11.128733          543,015       1.29%         (11.76)%
 American Century VP -
   American Century VP International. . . . . . . .    126,911      21.441430        2,721,153       1.12%         (17.90)%
 American Century VP -
   American Century VP Value. . . . . . . . . . . .     57,614      14.906133          858,802       1.23%          16.63%
 The Dreyfus Socially Responsible
   Growth Fund, Inc.. . . . . . . . . . . . . . . .     33,067      31.114958        1,028,878       1.38%         (12.18)%
 Dreyfus Stock Index Fund . . . . . . . . . . . . .    248,888      29.173405        7,260,910       1.19%         (10.45)%
 Dreyfus IP - European Equity Portfolio . . . . . .      5,683       9.273374           52,701       1.78%(***)    (10.84)%(***)
 Dreyfus VIF - Appreciation Portfolio . . . . . . .     69,804      14.135555          986,718       1.32%          (1.93)%
 Dreyfus VIF - Growth and Income Portfolio. . . . .     16,818      13.856323          233,036       1.93%          (5.02)%
 Fidelity VIP - Equity-Income Portfolio . . . . . .    304,863      38.221825       11,652,420       1.30%           7.03%
 Fidelity VIP - Growth Portfolio. . . . . . . . . .    342,658      47.567395       16,299,348       1.32%         (12.12)%
 Fidelity VIP - High Income Portfolio . . . . . . .    100,049      22.581448        2,259,251       1.21%         (23.47)%
 Fidelity VIP - Overseas Portfolio. . . . . . . . .    168,125      19.502680        3,278,888       1.11%         (20.15)%
 Fidelity VIP-II - Asset Manager Portfolio. . . . .    201,334      28.195602        5,676,733       1.37%          (5.16)%
 Fidelity VIP-II - Contrafund Portfolio . . . . . .    250,535      23.563410        5,903,459       1.28%          (7.82)%
 Fidelity VIP-III - Growth Opportunities Portfolio.     19,392      11.331281          219,736       1.52%         (18.13)%
 Gartmore NSAT Global Technology
   & Communications Fund. . . . . . . . . . . . . .     18,398       5.998698          110,364       1.43%(***)   (160.59)%(***)
 Janus Aspen Series -
   Capital Appreciation Portfolio . . . . . . . . .     22,133       7.865419          174,085       1.24%(***)    (31.83)%(***)
 Janus Aspen Series -
   Global Technology Portfolio. . . . . . . . . . .     52,739       6.720656          354,441       1.57%(***)    (48.88)%(***)
 Janus Aspen Series -
   International Growth Portfolio . . . . . . . . .     72,749       7.883682          573,530       1.63%(***)    (31.55)%(***)
 Nationwide SAT - Capital Appreciation Fund . . . .     45,948      22.863519        1,050,533       1.01%         (27.48)%
 Nationwide SAT - Government Bond Fund. . . . . . .      188,357      20.498919        3,861,115       1.34%          11.09%
 Nationwide SAT - Mid Cap Growth Fund . . . . . . .      9,148       8.081237           73,927       1.03%(***)    (28.61)%(***)
 Nationwide SAT - Mid Cap Index Fund. . . . . . . .     10,564      10.427067          110,152       1.34%(***)      6.37%(***)
 Nationwide SAT - Money Market Fund . . . . . . . .    857,846      14.589227       12,515,310       1.31%           4.66%
 Nationwide SAT - Multi Sector Bond Fund. . . . . .      1,928      10.403041           20,057       1.09%(***)      6.01%(***)
 Nationwide SAT - Small Cap Growth Fund . . . . . .      3,122       8.049546           25,131       1.43%(***)    (29.07)%(***)
 Nationwide SAT - Small Cap Value Fund. . . . . . .    236,917      11.814503        2,799,057       1.32%           9.77%
 Nationwide SAT - Small Company Fund. . . . . . . .     74,796      24.415235        1,826,162       1.57%           7.50%
 Nationwide SAT - Total Return Fund . . . . . . . .    103,521      34.985736        3,621,758       1.34%          (3.38)%
 Neuberger & Berman AMT - Growth Portfolio. . . . .    110,577      32.939123        3,642,309       1.43%         (12.79)%
 Neuberger & Berman AMT - Guardian Portfolio. . . .      4,316      10.513749           45,377       1.71%          (0.17)%
 Neuberger & Berman AMT -
   Limited Maturity Bond Portfolio. . . . . . . . .     55,938      16.150810          903,444       1.44%           5.41%
 Neuberger & Berman AMT - Partners Portfolio. . . .     56,278      24.233377        1,363,806       1.09%          (0.59)%


                                                                        Unit          Contract                      Total
                                                       Units         Fair Value     Owners' Equity   Expenses(*)   Return(**)
                                                       -----         ----------     --------------   -----------   ----------

 Oppenheimer Aggressive Growth Fund / VA. . . . . .     25,730         7.757136         199,591       1.32%(***)    (33.44)%(***)
 Oppenheimer Bond Fund / VA . . . . . . . . . . . .     57,658        19.224081       1,108,422       1.33%           4.73%
 Oppenheimer Capital Appreciation Fund / VA . . . .     91,772        17.577949       1,613,164       1.73%          (1.51)%
 Oppenheimer Global Securities Fund / VA. . . . . .    103,662        29.312842       3,038,628       1.50%           3.74%
 Oppenheimer
   Main Street Growth and Income / VA . . . . . . .      3,017         8.977032          27,084       1.42%(***)    (15.25)%(***)
 Oppenheimer Multiple Strategies Fund / VA. . . . .    102,256        26.413991       2,700,989       1.45%           5.07%
 Strong Opportunity Fund II, Inc. . . . . . . . . .    101,232        40.898881       4,140,276       1.47%           5.23%
 Strong VIF - Strong Discovery Fund II. . . . . . .     29,577        20.076460         593,801       1.38%           3.05%
 Strong VIF - Strong International Stock Fund II. .     77,557         9.861771         764,849       0.71%         (40.30)%
 The Universal Institutional Funds, Inc.-
   Emerging Markets Debt Portfolio
   (formerly Morgan Stanley -
   Emerging Markets Debt Portfolio) . . . . . . . .      9,551         9.739230          93,019       1.78%           9.96%
 The Universal Institutional Funds, Inc.-
   U.S.Real Estate Portfolio
   (formerly Van Kampen American Capital -
   Morgan Stanley Real Estate Portfolio). . . . . .     50,123        18.833757         944,004       1.77%(***)     14.11%(***)
 Van Eck WIT - Worldwide Bond Fund. . . . . . . . .     31,281        14.757769         461,638       1.38%           0.56%
 Van Eck WIT -
   Worldwide Emerging Markets Fund. . . . . . . . .     37,709         6.486254         244,590       0.43%         (42.61)%
 Van Eck WIT - Worldwide Hard Assets Fund . . . . .     57,160        14.404038         823,335       1.35%           9.97%
 Warburg Pincus Trust -
   Global Post-Venture Capital Portfolio. . . . . .     11,974        15.438040         184,855       0.78%         (19.98)%
 Warburg Pincus Trust -
   International Equity Portfolio . . . . . . . . .     66,083        12.864457         850,122       1.07%         (26.85)%
 Warburg Pincus Trust -
   Small Company Growth Portfolio . . . . . . . . .    118,070        20.639565       2,436,913       1.31%         (19.17)%

Multiple Payment contracts and
Flexible Premium contracts:
 American Century VP -
   American Century VP Balanced . . . . . . . . . .    204,099        20.372425       4,157,992       0.79%          (3.42)%
 American Century VP -
   American Century VP Capital Appreciation . . . .    819,897        25.207415      20,667,484       0.98%           8.17%
 American Century VP -
   American Century VP Income and Growth. . . . . .    303,622        11.277817       3,424,193       0.79%         (11.32)%
 American Century VP -
   American Century VP International. . . . . . . .    754,646        22.139513      16,707,495       0.90%         (17.49)%
 American Century VP -
   American Century VP Value. . . . . . . . . . . .    323,587        15.208380       4,921,234       0.57%          17.21%
 The Dreyfus Socially Responsible
   Growth Fund, Inc.  . . . . . . . . . . . . . . .    508,803        32.259560      16,413,761       0.86%         (11.74)%
 Dreyfus Stock Index Fund . . . . . . . . . . . . .  2,613,545        30.248565      79,055,986       0.83%         (10.00)%
 Dreyfus IP - European Equity Portfolio . . . . . .      3,721         9.304097          34,621       0.34%(***)    (10.38)%(***)
 Dreyfus VIF - Appreciation Portfolio . . . . . . .    365,003        14.382034       5,249,486       0.79%          (1.44)%
 Dreyfus VIF - Growth and Income Portfolio. . . . .    152,925        14.137245       2,161,938       0.77%          (4.54)%
 Fidelity VIP - Equity-Income Portfolio . . . . . .  1,556,185        40.214814      62,581,690       0.72%           7.56%
 Fidelity VIP - Growth Portfolio. . . . . . . . . .  2,621,312        49.366480     129,404,946       0.87%         (11.69)%
 Fidelity VIP - High Income Portfolio . . . . . . .    619,065        21.565326      13,350,339       0.84%         (23.09)%
 Fidelity VIP - Overseas Portfolio. . . . . . . . .    866,875        21.539183      18,671,779       0.87%         (19.75)%


                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                     NOTES TO FINANCIAL STATEMENTS, Continued


                                                                         Unit          Contract                      Total
                                                           Units       Fair Value    Owners' Equity  Expenses(*)    Return(**)
                                                           -----       ----------    --------------  -----------    ----------
Fidelity VIP-II - Asset Manager Portfolio .............    851,071      26.071970       22,189,098     0.78%         (4.69)%
Fidelity VIP-II - Contrafund Portfolio ................  2,107,468      24.218904       51,040,565     0.81%         (7.36)%
Fidelity VIP-III - Growth Opportunities Portfolio .....    358,453      11.528985        4,132,599     0.77%        (17.72)%
Gartmore NSAT Emerging Markets Fund ...................      1,063       8.695491            9,243     0.82%(***)   (52.38)%(***)
Gartmore NSAT Global Technology
 & Communications Fund ................................     46,652       6.005978          280,191     0.69%(***)  (160.31)%(***)
Gartmore NSAT International Growth Fund ...............        453       9.231934            4,182     0.67%(***)   (30.83)%(***)
Janus Aspen Series -
 Capital Appreciation Portfolio .......................    297,781       7.891490        2,349,936     0.68%(***)   (31.44)%(***)
Janus Aspen Series -
 Global Technology Portfolio ..........................    259,751       6.742955        1,751,489     0.61%(***)   (48.56)%(***)
Janus Aspen Series -
 International Growth Portfolio .......................    174,672       7.909816        1,381,623     0.63%(***)   (31.16)%(***)
Nationwide SAT - Capital Appreciation Fund ............    952,662      23.877962       22,747,627     0.84%        (27.12)%
Nationwide SAT - Government Bond Fund .................    359,189      19.556523        7,024,488     0.62%         11.65%
Nationwide SAT - Mid Cap Growth Fund ..................     76,685       8.108035          621,765     0.83%(***)   (28.21)%(***)
Nationwide SAT - Mid Cap Index Fund ...................    145,426      10.461575        1,521,385     0.52%(***)     6.89%(***)
Nationwide SAT - Money Market Fund ....................  2,268,467      14.571330       33,054,581     0.71%          5.18%
Nationwide SAT - Multi Sector Bond Fund ...............      3,000      10.437484           31,312     0.91%(***)     6.51%(***)
Nationwide SAT - Small Cap Growth Fund ................     85,563       8.076240          691,027     0.63%(***)   (28.68)%(***)
Nationwide SAT - Small Cap Value Fund .................    275,697      11.972833        3,300,874     0.42%         10.32%
Nationwide SAT - Small Company Fund ...................    998,068      25.056031       25,007,623     0.84%          8.03%
Nationwide SAT - Total Return Fund ....................  2,359,054      34.069071       80,370,778     0.79%         (2.90)%
Neuberger & Berman AMT - Growth Portfolio .............    793,907      33.145055       26,314,091     1.06%        (12.36)%
Neuberger & Berman AMT - Guardian Portfolio ...........    149,159      10.654639        1,589,235     0.80%          0.33%
Neuberger & Berman AMT -
 Limited Maturity Bond Portfolio ......................    141,846      15.848178        2,248,001     0.67%          5.94%
Neuberger & Berman AMT - Partners Portfolio ...........    781,588      25.022294       19,557,125     0.79%         (0.01)%
Oppenheimer Aggressive Growth Fund / VA ...............    313,898       7.782869        2,443,027     0.84%(***)   (33.05)%(***)
Oppenheimer Bond Fund / VA ............................    480,377      18.615856        8,942,629     0.76%          5.26%
Oppenheimer Capital Appreciation Fund / VA ............    796,536      17.884539       14,245,679     0.88%         (1.02)%
Oppenheimer Global Securities Fund / VA ...............  1,096,887      30.393395       33,338,120     0.85%          4.26%
Oppenheimer
 Main Street Growth and Income / VA ...................     33,482       9.006749          301,564     0.57%(***)   (14.80)%(***)
Oppenheimer Multiple Strategies Fund / VA .............    412,843      26.579650       10,973,222     0.78%          5.59%
Strong Opportunity Fund II, Inc. ......................    877,807      42.709091       37,490,339     0.80%          5.75%
Strong VIF - Strong Discovery Fund II .................    271,144      20.965624        5,684,703     0.86%          3.57%
Strong VIF - Strong International Stock Fund II .......    210,636      10.120684        2,131,780     1.32%        (40.00)%
The Universal Institutional Funds, Inc.-
 Emerging Markets Debt Portfolio
 (formerly Morgan Stanley -
 Emerging Markets Debt Portfolio) .....................     62,323       9.909218          617,572     0.97%         10.50%
The Universal Institutional Funds, Inc.-
 U.S.Real Estate Portfolio
 (formerly Van Kampen American Capital -
 Morgan Stanley Real Estate Portfolio) ................    277,285      19.357784        5,367,623     0.71%(***)    14.61%(***)
Turner NSAT Growth Focus Fund .........................      7,806       6.332010           49,428     0.70%(***)  (147.22)%(***)
Van Eck WIT - Worldwide Bond Fund .....................    123,195      14.152095        1,743,467     0.79%          1.06%


                                                                            Unit        Contract                     Total
                                                           Units         Fair Value   Owners' Equity    Expenses(*)  Return(**)
                                                           -----         ----------   --------------    -----------  ----------
 Van Eck WIT -
   Worldwide Emerging Markets Fund ......................  443,771         6.617911       2,936,837        1.05%     (42.33)%
 Van Eck WIT - Worldwide Hard Assets Fund ...............  186,255        16.202639       3,017,823        0.81%      10.52%
 Warburg Pincus Trust -
   Global Post-Venture Capital Portfolio ................  139,959        15.751152       2,204,515        0.99%     (19.58)%
 Warburg Pincus Trust -
   International Equity Portfolio .......................  525,361        13.222451       6,946,560        0.82%     (26.48)%
 Warburg Pincus Trust -
   Small Company Growth Portfolio .......................  942,509        21.214019      19,994,404        0.91%     (18.76)%

Modified Single Premium contracts and
Last Survivor Flexible Premium Contracts:
 American Century VP -
   American Century VP Balanced .........................   46,479        15.701900         729,809        0.00%      (2.65)%
 American Century VP -
   American Century VP Capital Appreciation .............  136,380        15.483078       2,111,582        0.00%       9.03%
 American Century VP -
   American Century VP Income and Growth ................   51,494        11.520561         593,240        0.00%     (10.62)%
 American Century VP -
   American Century VP International ....................  143,626        20.710054       2,974,502        0.00%     (16.83)%
 American Century VP -
   American Century VP Value ............................   53,790        15.704757         844,759        0.00%      18.14%
 The Dreyfus Socially Responsible
   Growth Fund, Inc. ....................................   87,987        21.499776       1,891,701        0.00%     (11.03)%
 Dreyfus Stock Index Fund ...............................  591,538        21.373424      12,643,192        0.00%      (9.28)%
 Dreyfus IP - European Equity Portfolio .................    2,553         9.353456          23,879        0.00%      (9.65)%
 Dreyfus VIF - Appreciation Portfolio ...................   68,662        14.785375       1,015,193        0.00%      (0.65)%(***)
 Dreyfus VIF - Growth and Income Portfolio ..............   50,580        14.598583         738,396        0.00%      (3.78)%
 Fidelity VIP - Equity-Income Portfolio  ................  410,082        17.788146       7,294,598        0.00%       8.42%
 Fidelity VIP - Growth Portfolio ........................  494,090        22.013206      10,876,505        0.00%     (10.98)%
 Fidelity VIP - High Income Portfolio ...................  251,453        10.222956       2,570,593        0.00%     (22.47)%
 Fidelity VIP - Overseas Portfolio ......................  109,074        15.480896       1,688,563        0.00%     (19.11)%
 Fidelity VIP-II - Asset Manager Portfolio ..............   97,054        16.328861       1,584,781        0.00%      (3.93)%
 Fidelity VIP-II - Contrafund Portfolio .................  339,730        21.061590       7,155,254        0.00%      (6.62)%
 Fidelity VIP-III - Growth Opportunities Portfolio ......   67,837        11.852480         804,037        0.00%     (17.07)%
 Gartmore NSAT Global Technology
   & Communications Fund ................................    2,596         6.017639          15,622        0.00%    (159.83)%(***)
 Janus Aspen Series -
   Capital Appreciation Portfolio  ......................   54,056         7.933369         428,846        0.00%     (30.82)%(***)
 Janus Aspen Series -
   Global Technology Portfolio ..........................   51,067         6.778794         346,173        0.00%     (48.02)%(***)
 Janus Aspen Series -
   International Growth Portfolio .......................   28,662         7.951801         227,915        0.00%     (30.53)%(***)
 Nationwide SAT - Capital Appreciation Fund .............  202,780        15.547089       3,152,639        0.00%     (26.53)%
 Nationwide SAT - Government Bond Fund ..................  147,694        14.017108       2,070,243        0.00%      12.54%
 Nationwide SAT - Mid Cap Growth Fund ...................   15,341         8.151094         125,046        0.00%     (27.57)%(***)
 Nationwide SAT - Mid Cap Index Fund ....................   15,903        10.517026         167,252        0.00%       7.71%(***)
 Nationwide SAT - Money Market Fund .....................  690,357        12.735851       8,792,284        0.00%       6.03%
 Nationwide SAT - Multi Sector Bond Fund ................    3,146        10.492823          33,010        0.00%       7.35%(***)
 Nationwide SAT - Small Cap Growth Fund .................    5,428         8.119138          44,071        0.00%     (28.04)%(***)
 Nationwide SAT - Small Cap Value Fund ..................   92,343        12.230652       1,129,415        0.00%      11.20%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                     NOTES TO FINANCIAL STATEMENTS, Continued


                                                                        Unit         Contract                         Total
                                                          Units      Fair Value   Owners' Equity    Expenses(*)      Return(**)
                                                          -----      ----------   --------------    -----------      ----------
   Nationwide SAT - Small Company Fund ..............    232,635      19.565011      4,551,506        0.00%            8.90%
   Nationwide SAT - Total Return Fund ...............    383,717      18.308017      7,025,097        0.00%           (2.12)%
   Neuberger & Berman AMT - Growth Portfolio ........    165,377      19.543829      3,232,100        0.00%          (11.66)%
   Neuberger & Berman AMT - Guardian Portfolio ......     31,192      10.883981        339,493        0.00%            1.13%
   Neuberger & Berman AMT -
    Limited Maturity Bond Portfolio .................     48,744      12.650873        616,654        0.00%            6.78%
   Neuberger & Berman AMT - Partners Portfolio ......    218,683      16.971642      3,711,410        0.00%            0.07%
   Oppenheimer Aggressive Growth Fund / VA ..........     29,380       7.824211        229,875        0.00%          (32.44)%(***)
   Oppenheimer Bond Fund / VA .......................    108,962      12.977817      1,414,089        0.00%            6.10%
   Oppenheimer Capital Appreciation Fund / VA .......    115,080      18.386180      2,115,882        0.00%           (0.23)%
   Oppenheimer Global Securities Fund / VA ..........    119,169      25.205074      3,003,663        0.00%            5.09%
   Oppenheimer
    Main Street Growth and Income / VA ..............     10,745       9.054521         97,291        0.00%          (14.09)%(***)
   Oppenheimer Multiple Strategies Fund / VA ........     82,390      16.271709      1,340,626        0.00%            6.44%
   Strong Opportunity Fund II, Inc. .................     96,471      22.004768      2,122,822        0.00%            6.60%
   Strong VIF - Strong Discovery Fund II ............     25,155      12.955970        325,907        0.00%            4.39%
   Strong VIF - Strong International Stock Fund II ..     51,648       9.373600        484,128        0.00%          (39.52)%
   The Universal Institutional Funds, Inc.-
    Emerging Markets Debt Portfolio
    (formerly Morgan Stanley -
    Emerging Markets Debt Portfolio) ................     33,493      10.187412        341,207        0.00%           11.39%
   The Universal Institutional Funds, Inc.-
    U.S.Real Estate Portfolio
    (formerly Van Kampen American Capital -
    Morgan Stanley Real Estate Portfolio) ...........     57,529      18.164582      1,044,990        0.00%           15.43%(***)
   Van Eck WIT - Worldwide Bond Fund ................     15,146      11.400381        172,670        0.00%            1.87%
   Van Eck WIT -
    Worldwide Emerging Markets Fund .................     91,301       6.834145        623,964        0.00%          (41.87)%
   Van Eck WIT - Worldwide Hard Assets Fund .........     35,253       9.200485        324,345        0.00%           11.40%
   Warburg Pincus Trust -
    Global Post-Venture Capital Portfolio ...........     19,402      16.265390        315,581        0.00%          (18.94)%
   Warburg Pincus Trust -
    International Equity Portfolio ..................    119,996      11.631433      1,395,725        0.00%          (25.90)%
   Warburg Pincus Trust -
    Small Company Growth Portfolio ..................    212,377      15.287247      3,246,660        0.00%          (18.11)%
                                                         =======      =========   ------------
                                                                                $1,071,884,297
                                                                                ==============

The following is a summary for 1999:
Single Premium contracts issued prior to April 16, 1990:

   American Century VP -
    American Century VP Capital Appreciation . . . .  .    6,108    $ 36.406768 $      222,373        0.87%           63.70%
   American Century VP -
    American Century VP International . . . . . . . . .    2,459      26.614141         65,444        1.10%           63.23%
   The Dreyfus Socially Responsible
    Growth Fund, Inc. . . . . . . . . . . . . . . . . .    1,699      36.209915         61,521        1.08%           29.43%
   Dreyfus Stock Index Fund . . . . . . . . . . . . . .   16,208      33.296352        539,667        0.44%           20.00%




                                                                                Unit             Contract                  Total
                                                                Units        Fair Value       Owners' Equity Expenses(*)  Return(**)
                                                                -----        ----------       -------------- -----------  ----------
 Dreyfus VIF - Appreciation Portfolio ......................       868        14.538186           12,619       1.37%      10.90%
 Fidelity VIP - Equity-Income Portfolio ....................     5,082        44.120448          224,220       0.83%       5.80%
 Fidelity VIP - Growth Portfolio ...........................     3,009        79.099308          238,010       1.32%      36.75%
 Fidelity VIP - High Income Portfolio ......................     2,115        28.983767           61,301       0.73%       7.62%
 Fidelity VIP - Overseas Portfolio .........................     4,084        34.268141          139,951       0.45%      41.92%
 Fidelity VIP-II - Asset Manager Portfolio .................     1,185        30.762893           36,454       1.39%      10.54%
 Fidelity VIP-II - Contrafund Portfolio ....................       677        25.968332           17,581       1.37%      23.63%
 Fidelity VIP-III - Growth Opportunities Portfolio .........     1,477        13.960952           20,620       1.33%       3.75%
 Morgan Stanley -
   Emerging Markets Debt Portfolio .........................     1,518         8.934183           13,562       0.13%      28.73%
 Nationwide SAT - Capital Appreciation Fund ................     1,979        32.388538           64,097       1.36%       3.76%
 Nationwide SAT - Government Bond Fund .....................     1,747        22.492327           39,294       0.95%      (2.83)%
 Nationwide SAT - Money Market Fund ........................    16,350        16.794246          274,586       0.56%       4.32%
 Nationwide SAT - Small Cap Value Fund .....................     2,201        10.825871           23,828       0.31%      27.20%
 Nationwide SAT - Small Company Fund .......................       913        23.047417           21,042       1.32%      43.30%
 Nationwide SAT - Total Return Fund ........................     4,738        42.439374          201,078       1.18%       6.41%
 Neuberger & Berman AMT - Growth Portfolio .................     3,041        54.109841          164,548       0.31%      49.65%
 Neuberger & Berman AMT - Guardian Portfolio ...............       561        10.593122            5,943       1.25%      14.36%
 Neuberger & Berman AMT -
   Limited Maturity Bond Portfolio .........................     5,986        18.060558          108,111       0.85%       0.97%
 Strong Opportunities Fund II, Inc. ........................       450        40.018322           18,008       1.21%      34.23%
 Van Eck WIT - Worldwide Bond Fund .........................     1,325        15.185599           20,121       0.60%      (8.28)%
 Van Eck WIT -
   Worldwide Emerging Markets Fund .........................     6,267        11.423096           71,589       0.86%      99.29%
 Van Eck WIT - Worldwide Hard Assets Fund ..................        10        11.984540              120       0.81%      20.40%

Single Premium contracts issued on or after
April 16, 1990:
 American Century VP -
   American Century VP Balanced ............................    36,043        20.298769          731,629       1.18%       8.64%
 American Century VP -
   American Century VP Capital Appreciation ................   134,822        24.209204        3,263,933       0.91%      62.40%
 American Century VP -
   American Century VP Income and Growth ...................    53,220        12.612413          671,233       1.29%      16.50%
 American Century VP -
   American Century VP International .......................   162,982        26.114709        4,256,228       0.74%      61.93%
 American Century VP -
   American Century VP Value ...............................    26,781        12.781220          342,294       1.31%      (2.13)%
 The Dreyfus Socially Responsible
   Growth Fund, Inc. .......................................    31,488        35.428815        1,115,583       1.59%      28.40%
 Dreyfus Stock Index Fund ..................................   315,343        32.576553       10,272,788       1.56%      19.05%
 Dreyfus VIF - Appreciation Portfolio ......................    81,279        14.413356        1,171,503       1.20%      10.02%
 Dreyfus VIF - Growth and Income Portfolio .................     9,941        14.588194          145,021       1.43%      15.38%
 Fidelity VIP - Equity-Income Portfolio  ...................   395,355        35.712129       14,118,969       1.00%       4.96%
 Fidelity VIP - Growth Portfolio ...........................   355,884        54.130524       19,264,187       1.39%      35.66%
 Fidelity VIP - High Income Portfolio ......................   105,520        29.506936        3,113,572       1.16%       6.76%
 Fidelity VIP - Overseas Portfolio .........................   213,601        24.423718        5,216,931       0.88%      40.79%
 Fidelity VIP-II - Asset Manager Portfolio .................   211,956        29.730624        6,301,584       0.86%       9.66%
 Fidelity VIP-II - Contrafund Portfolio ....................   290,335        25.563198        7,421,891       1.46%      22.65%


                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                     NOTES TO FINANCIAL STATEMENTS, Continued


                                                                       Unit             Contract                         Total
                                                         Units      Fair Value       Owners' Equity   Expenses(*)      Return(**)
                                                         -----      ----------       --------------   -----------      ----------
 Fidelity VIP-III - Growth Opportunities Portfolio ..    21,868      13.841079            302,677       1.68%            2.93%
 Morgan Stanley -
   Emerging Markets Debt Portfolio ..................     6,540       8.857388             57,927       1.23%           27.71%
 Nationwide SAT - Capital Appreciation Fund .........    62,075      31.526314          1,956,996       0.84%            2.93%
 Nationwide SAT - Government Bond Fund ..............   240,383      18.452016          4,435,551       0.52%           (3.61)%
 Nationwide SAT - Money Market Fund ................. 1,082,615      13.940225         15,091,897       0.66%            3.49%
 Nationwide SAT - Small Cap Value Fund ..............    23,585      10.762831            253,841       1.07%           26.19%
 Nationwide SAT - Small Company Fund ................    66,890      22.712185          1,519,218       1.60%           42.16%
 Nationwide SAT - Total Return Fund .................   115,322      36.208762          4,175,667       1.62%            5.56%
 Neuberger & Berman AMT - Growth Portfolio ..........    97,552      37.771042          3,684,641       1.07%           48.46%
 Neuberger & Berman AMT - Guardian Portfolio ........     2,945      10.531438             31,015       1.77%           13.45%
 Neuberger & Berman AMT -
   Limited Maturity Bond Portfolio ..................    58,827      15.321478            901,317       0.72%            0.17%
 Neuberger & Berman AMT - Partners Portfolio ........    69,118      24.377639          1,684,934       1.70%            5.98%
 Oppenheimer Bond Fund / VA .........................    70,351      18.355321          1,291,315       1.32%           (2.79)%
 Oppenheimer Capital Appreciation Fund / VA .........    60,384      17.847892          1,077,727       1.44%           39.83%
 Oppenheimer Global Securities Fund / VA ............    99,036      28.256521          2,798,413       1.81%           56.44%
 Oppenheimer Multiple Strategies Fund / VA ..........   106,259      25.139330          2,671,280       0.93%           10.35%
 Strong Opportunity Fund II, Inc. ...................   102,073      38.955700          3,976,325       1.63%           33.17%
 Strong VIF - Strong Discovery Fund II ..............    32,996      19.481837            642,823       1.28%            3.73%
 Strong VIF - Strong International Stock Fund II ....   142,490      16.519505          2,353,864       0.35%           84.79%
 Van Eck WIT - Worldwide Bond Fund ..................    34,273      14.675886            502,987       0.76%           (9.01)%
 Van Eck WIT -
   Worldwide Emerging Markets Fund ..................   123,914      11.302972          1,400,596       0.87%           97.70%
 Van Eck WIT Worldwide Hard Assets Fund .............    71,735      13.098076            939,590       0.65%           19.44%
 Van Kampen American Capital - Morgan Stanley
   Real Estate Securities Portfolio .................    39,678      14.898574            591,146       1.12%           (4.62)%
 Warburg Pincus Trust -
   Global Post-Venture Capital Portfolio ............    88,739      19.293144          1,712,054       0.29%           61.39%
 Warburg Pincus Trust -
   International Equity Portfolio ...................    81,838      17.586224          1,439,221       1.17%           51.45%
 Warburg Pincus Trust -
   Small Company Growth Portfolio ...................   114,996      25.533360          2,936,234       0.91%           66.90%

Multiple Payment contracts and
Flexible Premium contracts:
 American Century VP - Balanced .....................   222,611      21.094348          4,695,834       0.77%            9.18%
 American Century VP -
   American Century VP Capital Appreciation .........   643,372      23.303640         14,992,909       0.71%           63.21%
 American Century VP -
   American Century VP Income and Growth ............   235,223      12.717991          2,991,564       1.13%           17.08%
 American Century VP -
   American Century VP International ................   649,836      26.831062         17,435,790       0.73%           62.74%
 American Century VP -
   American Century VP Value ........................   156,791      12.975752          2,034,481       0.85%           (1.64)%
 The Dreyfus Socially Responsible
   Growth Fund, Inc. ................................   450,901      36.549891         16,480,382       0.68%           29.04%
 Dreyfus Stock Index Fund ........................... 2,592,791      33.609618         87,142,715       0.77%           19.64%
 Dreyfus VIF - Appreciation Portfolio ...............   404,377      14.591996          5,900,668       0.97%           10.57%


                                                                             Unit            Contract                      Total
                                                            Units          Fair Value     Owners' Equity     Expenses(*) Return(**)
                                                            -----          ----------     --------------     ----------- ----------
 Dreyfus VIF - Growth and Income Portfolio ............     138,815        14.810164         2,055,873           0.69%      15.95%
 Fidelity VIP - Equity-Income Portfolio  ..............   1,750,754        37.388084        65,457,338           0.89%       5.48%
 Fidelity VIP - Growth Portfolio ......................   2,613,902        55.899014       146,114,544           0.75%      36.34%
 Fidelity VIP - High Income Portfolio .................     672,537        28.039263        18,857,442           0.82%       7.29%
 Fidelity VIP - Overseas Portfolio ....................     863,446        26.840170        23,175,037           0.79%      41.49%
 Fidelity VIP-II - Asset Manager Portfolio ............     917,098        27.355020        25,087,234           0.87%      10.21%
 Fidelity VIP-II - Contrafund Portfolio ...............   2,151,780        26.143948        56,256,024           0.76%      23.26%
 Fidelity VIP-III - Growth Opportunities Portfolio ....     385,372        14.012663         5,400,088           0.77%       3.44%
 Morgan Stanley -
   Emerging Markets Debt Portfolio ....................      43,728         8.967304           392,122           0.79%      28.35%
 Nationwide SAT - Capital Appreciation Fund ...........   1,104,444        32.761545        36,183,292           0.73%       3.45%
 Nationwide SAT - Government Bond Fund ................     402,906        17.516435         7,057,477           1.32%      (3.13)%
 Nationwide SAT - Money Market Fund ...................   2,312,418        13.853330        32,034,690           1.13%       4.01%
 Nationwide SAT - Small Cap Value Fund ................     165,130        10.852975         1,792,152           0.91%      26.82%
 Nationwide SAT - Small Company Fund ..................     907,754        23.192622        21,053,195           0.60%      42.87%
 Nationwide SAT - Total Return Fund ...................   2,622,351        35.085217        92,005,754           0.68%       6.09%
 Neuberger & Berman AMT - Growth Portfolio ............     660,524        37.818375        24,979,944           0.65%      49.20%
 Neuberger & Berman AMT - Guardian Portfolio ..........     181,217        10.619652         1,924,461           0.78%      14.02%
 Neuberger & Berman AMT -
   Limited Maturity Bond Portfolio ....................     203,409        14.959827         3,042,963           0.95%       0.67%
 Neuberger & Berman AMT - Partners Portfolio ..........   1,008,241        25.046437        25,252,845           0.71%       6.51%
 Oppenheimer Bond Fund / VA ...........................     520,266        17.686402         9,201,634           0.77%      (2.30)%
 Oppenheimer Capital Appreciation Fund / VA ...........     535,283        18.069110         9,672,087           0.54%      40.53%
 Oppenheimer Global Securities Fund / VA ..............   1,018,848        29.152831        29,702,304           0.63%      57.22%
 Oppenheimer Multiple Strategies Fund / VA ............     437,927        25.171538        11,023,296           0.85%      10.91%
 Strong Opportunity Fund II, Inc. .....................     898,106        40.478200        36,353,714           0.71%      33.83%
 Strong VIF - Strong Discovery Fund II ................     296,260        20.243703         5,997,399           0.65%       4.25%
 Strong VIF - Strong International Stock Fund II ......     219,407        16.868902         3,701,155           0.70%      85.71%
 Van Eck WIT - Worldwide Bond Fund ....................     143,676        14.003753         2,012,003           0.92%      (8.56)%
 Van Eck WIT -
   Worldwide Emerging Markets Fund ....................     576,742        11.474995         6,618,112           0.63%      98.69%
 Van Eck - Worldwide Hard Assets Fund .................     206,979        14.660562         3,034,428           1.04%      20.04%
 Van Kampen American Capital - Morgan Stanley
   Real Estate Securities Portfolio ...................     246,788        15.237208         3,760,360           0.83%      (4.14)%
 Warburg Pincus Trust -
   Global Post-Venture Capital Portfolio ..............     123,907        19.586645         2,426,922           0.67%      62.20%
 Warburg Pincus Trust -
   International Equity Portfolio .....................     555,966        17.985801         9,999,494           0.66%      52.21%
 Warburg Pincus Trust -
   Small Company Growth Portfolio .....................     754,487        26.113570        19,702,349           0.58%      67.73%

Modified Single Premium contracts and
Last Survivor Flexible Premium Contracts:
 American Century VP - Balanced .......................      47,439        16.129489           765,167           0.00%      10.06%
 American Century VP -
   American Century VP Capital Appreciation ...........      67,671        14.200282           960,947           0.00%      64.52%
 American Century VP -
   American Century VP Income and Growth ..............      90,023        12.888778         1,160,286           0.00%      18.02%
 American Century VP -
   American Century VP International ..................     120,278        24.899615         2,994,876           0.00%      64.04%


                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                     NOTES TO FINANCIAL STATEMENTS, Continued


                                                                            Unit          Contract                      Total
                                                              Units      Fair Value     Owners' Equity  Expenses(*)   Return(**)
                                                              -----      ----------     --------------  -----------   ----------
American Century VP -
 American Century VP Value . . . . . . . . . . . . . .        42,323      13.293167          562,607       0.00%        (0.85)%
The Dreyfus Socially Responsible
 Growth Fund, Inc. . . . . . . . . . . . . . . . . . .        72,077      24.166067        1,741,818       0.00%        30.08%
Dreyfus Stock Index Fund . . . . . . . . . . . . . . .       619,532      23.560156       14,596,271       0.00%        20.60%
Dreyfus VIF - Appreciation Portfolio . . . . . . . . .        54,118      14.882433          805,408       0.00%        11.46%
Dreyfus VIF - Growth and Income Portfolio. . . . . . .        42,510      15.172345          644,976       0.00%        16.88%
Fidelity VIP - Equity-Income Portfolio . . . . . . . .       442,948      16.406894        7,267,401       0.00%         6.33%
Fidelity VIP - Growth Portfolio. . . . . . . . . . . .       462,592      24.728511       11,439,211       0.00%        37.44%
Fidelity VIP - High Income Portfolio . . . . . . . . .       301,341      13.186454        3,973,619       0.00%         8.15%
Fidelity VIP - Overseas Portfolio. . . . . . . . . . .       121,065      19.137888        2,316,928       0.00%        42.63%
Fidelity VIP-II - Asset Manager Portfolio. . . . . . .        98,987      16.996678        1,682,450       0.00%        11.09%
Fidelity VIP-II - Contrafund Portfolio . . . . . . . .       334,798      22.555449        7,551,519       0.00%        24.25%
Fidelity VIP-III - Growth Opportunities Portfolio. . .        67,209      14.291602          960,524       0.00%         4.27%
Morgan Stanley -
 Emerging Markets Debt Portfolio . . . . . . . . . . .        25,999       9.146001          237,787       0.00%        29.37%
Nationwide SAT - Capital Appreciation Fund . . . . . .       234,699      21.161942        4,966,687       0.00%         4.28%
Nationwide SAT - Government Bond Fund. . . . . . . . .       146,891      12.455412        1,829,588       0.00%        (2.35)%
Nationwide SAT - Money Market Fund . . . . . . . . . .       710,620      12.011954        8,535,935       0.00%         4.85%
Nationwide SAT - Small Cap Value Fund. . . . . . . . .        86,677      10.998838          953,346       0.00%        27.84%
Nationwide SAT - Small Company Fund. . . . . . . . . .       210,131      17.966399        3,775,297       0.00%        44.02%
Nationwide SAT - Total Return Fund . . . . . . . . . .       408,867      18.704720        7,647,743       0.00%         6.94%
Neuberger & Berman AMT - Growth Portfolio. . . . . . .       101,415      22.122463        2,243,550       0.00%        50.40%
Neuberger & Berman AMT - Guardian Portfolio. . . . . .        28,718      10.762335          309,073       0.00%        14.93%
Neuberger & Berman AMT -
 Limited Maturity Bond Portfolio . . . . . . . . . . .        73,941      11.847132          875,989       0.00%         1.48%
Neuberger & Berman AMT - Partners Portfolio. . . . . .       229,651      16.853460        3,870,414       0.00%         7.37%
Oppenheimer Bond Fund / VA . . . . . . . . . . . . . .       101,438      12.232154        1,240,805       0.00%        (1.52)%
Oppenheimer Capital Appreciation Fund / VA . . . . . .        83,414      18.428739        1,537,215       0.00%        41.66%
Oppenheimer Global Securities Fund / VA. . . . . . . .        94,622      23.984739        2,269,484       0.00%        58.48%
Oppenheimer Multiple Strategies Fund / VA. . . . . . .        80,822      15.287602        1,235,575       0.00%        11.80%
Strong Opportunity Fund II, Inc. . . . . . . . . . . .        85,543      20.690172        1,769,899       0.00%        34.91%
Strong VIF - Strong Discovery Fund II. . . . . . . . .        19,763      12.410693          245,273       0.00%         5.09%
Strong VIF - Strong International Stock Fund II. . . .        91,170      15.499580        1,413,097       0.00%        87.20%
Van Eck WIT - Worldwide Bond Fund. . . . . . . . . . .        16,613      11.191476          185,924       0.00%        (7.82)%
Van Eck WIT -
 Worldwide Emerging Markets Fund . . . . . . . . . . .       175,122      11.755719        2,058,685       0.00%       100.28%
Van Eck WIT - Worldwide Hard Assets Fund . . . . . . .        38,783       8.258894          320,305       0.00%        21.00%
Van Kampen LIT - Morgan Stanley
 Real Estate Securities Portfolio. . . . . . . . . . .        53,125      14.184757          753,565       0.00%        (3.37)%
Warburg Pincus Trust -
 Global Post-Venture Capital Portfolio . . . . . . . .        14,680      20.065541          294,562       0.00%        63.50%
Warburg Pincus Trust -
 International Equity Portfolio. . . . . . . . . . . .       142,042      15.696053        2,229,499       0.00%        53.43%
Warburg Pincus Trust -
 Small Company Growth Portfolio. . . . . . . . . . . .       154,684      18.668523        2,887,722       0.00%        69.08%
                                                           =========     ==========   --------------
                                                                                      $1,144,615,392
                                                                                      ==============


                                                                              Unit         Contract                   Total
                                                                  Units   Fair Value   Owners' Equity  Expenses(*)  Return(**)
                                                                  -----   ----------   --------------  -----------  ----------

The following is a summary for 1998:
Single Premium contracts issued prior to
 April 16, 1990:
   American Century VP -
    American Century VP Capital Appreciation. . . . . . . . .      6,437  $ 22.339504  $    143,799      0.76%      (2.73)%
   Dreyfus Stock Index Fund . . . . . . . . . . . . . . . . .     14,798    27.871347       412,440      1.16%       27.46%
   Dreyfus VIF - Appreciation Portfolio . . . . . . . . . . .        876    13.168334        11,535      1.77%       29.45%
   Fidelity VIP - Equity-Income Portfolio . . . . . . . . . .      6,566    41.890019       275,050      0.91%       10.97%
   Fidelity VIP - Growth Portfolio. . . . . . . . . . . . . .      4,551    58.102055       264,422      0.97%       38.67%
   Fidelity VIP - High Income Portfolio . . . . . . . . . . .      3,510    27.054068        94,960      0.87%      (4.89)%
   Fidelity VIP - Overseas Portfolio. . . . . . . . . . . . .      4,966    24.255551       120,453      0.92%       12.09%
   Fidelity VIP-II - Asset Manager Portfolio. . . . . . . . .      1,193    27.955691        33,351      0.94%       14.38%
   Fidelity VIP-II - Contrafund Portfolio . . . . . . . . . .        684    21.098746        14,432      0.37%       29.22%
   Nationwide SAT - Capital Appreciation Fund . . . . . . . .      2,354    31.356408        73,813      0.99%       29.20%
   Nationwide SAT - Government Bond Fund. . . . . . . . . . .      1,481    23.252862        34,437      0.75%        8.27%
   Nationwide SAT - Money Market Fund . . . . . . . . . . . .      9,477    16.171326       153,256      0.91%        4.67%
   Nationwide SAT - Total Return Fund . . . . . . . . . . . .      4,462    40.062865       178,761      1.14%       17.38%
   Neuberger & Berman AMT - Growth Portfolio. . . . . . . . .      4,910    36.321304       178,338      0.93%       14.85%
   Neuberger & Berman AMT -
    Limited Maturity Bond Portfolio . . . . . . . . . . . . .      5,842    17.967444       104,966      0.92%        3.78%
   Strong Opportunities Fund II, Inc. . . . . . . . . . . . .        452    29.946506        13,536      0.93%       12.88%
   Van Eck WIT - Worldwide Bond Fund. . . . . . . . . . . . .        264    16.631673         4,391      1.65%       12.09%
   Van Eck WIT - Worldwide Hard Assets Fund . . . . . . . . .      5,479     9.998900        54,784      0.72%     (31.37)%
   Van Kampen American Capital - Morgan Stanley
    Real Estate Securities Portfolio. . . . . . . . . . . . .      4,103    15.812545        64,879      0.82%     (12.14)%
   Warburg Pincus Trust -
    International Equity Portfolio. . . . . . . . . . . . . .      1,777    11.754581        20,888      0.90%        4.73%

 Single Premium contracts issued on or after
 April 16, 1990:
   American Century VP -
    American Century VP Balanced. . . . . . . . . . . . . . .     43,205    18.685028       807,287      1.41%       14.28%
   American Century VP -
    American Century VP Capital Appreciation. . . . . . . . .    113,249    14.906965     1,688,199      1.15%      (3.42)%
   American Century VP -
    American Century VP Income and Growth . . . . . . . . . .     18,703    10.826437       202,487      1.25%(***)  12.31%(***)
   American Century VP -
    American Century VP International . . . . . . . . . . . .    168,629    16.127264     2,719,524      1.61%       17.23%
   American Century VP -
    American Century VP Value . . . . . . . . . . . . . . . .     25,086    13.059452       327,609      1.04%        3.46%
   The Dreyfus Socially Responsible
    Growth Fund, Inc. . . . . . . . . . . . . . . . . . . . .     27,695    27.592332       764,170      1.40%       27.71%
   Dreyfus Stock Index Fund . . . . . . . . . . . . . . . . .    326,895    27.364353     8,945,270      1.56%       26.56%
   Dreyfus VIF - Appreciation Portfolio . . . . . . . . . . .     62,982    13.101026       825,129      1.14%       28.54%
   Dreyfus VIF - Growth and Income Portfolio. . . . . . . . .     14,240    12.644103       180,052      1.45%       10.37%
   Fidelity VIP - Equity-Income Portfolio . . . . . . . . . .    456,214    34.025630    15,522,969      1.22%       10.19%
   Fidelity VIP - Growth Portfolio. . . . . . . . . . . . . .    376,885    39.900577    15,037,929      1.54%       37.69%
   Fidelity VIP - High Income Portfolio . . . . . . . . . . .    144,326    27.638937     3,989,017      1.15%      (5.56)%
   Fidelity VIP - Overseas Portfolio. . . . . . . . . . . . .    248,471    17.348011     4,310,478      1.18%       11.29%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, Continued


                                                                          Unit          Contract                       Total
                                                             Units     Fair Value     Owners' Equity  Expenses(*)      Return(**)
                                                             -----     ----------     --------------  -----------      ----------
 Fidelity VIP-II - Asset Manager Portfolio . . . . . .      253,412      27.112311       6,870,585      1.24%           13.57%
 Fidelity VIP-II - Contrafund Portfolio. . . . . . . .      275,660      20.842351       5,745,402      1.45%           28.30%
 Fidelity VIP-III - Growth Opportunities Portfolio . .       64,568      13.447707         868,292      1.79%           23.01%
 Morgan Stanley -
   Emerging Markets Debt Portfolio . . . . . . . . . .        7,315       6.935753          50,735      1.22%          (29.31)%
 Nationwide SAT - Capital Appreciation Fund. . . . . .      113,664      30.628674       3,481,378      1.68%           28.29%
 Nationwide SAT - Government Bond Fund . . . . . . . .      274,184      19.142839       5,248,660      1.34%            7.50%
 Nationwide SAT - Money Market Fund. . . . . . . . . .      814,530      13.470763      10,972,341      1.12%            3.90%
 Nationwide SAT - Small Cap Value Fund . . . . . . . .       28,961       8.529271         247,016      1.19%(***)     (21.93)%(***)
 Nationwide SAT - Small Company Fund . . . . . . . . .       68,318      15.976308       1,091,469      1.16%           (0.30)%
 Nationwide SAT - Total Return Fund. . . . . . . . . .      136,311      34.300994       4,675,603      1.29%           16.55%
 Neuberger & Berman AMT - Growth Portfolio . . . . . .      136,629      25.442656       3,476,205      1.34%           14.03%
 Neuberger & Berman AMT - Guardian Portfolio . . . . .        4,760       9.282948          44,187      1.47%(***)     (10.69)%(***)
 Neuberger & Berman AMT -
   Limited Maturity Bond Portfolio . . . . . . . . . .       76,004      15.295923       1,162,551      0.79%            3.04%
 Neuberger & Berman AMT - Partners Portfolio . . . . .      176,971      23.001381       4,070,577      1.10%            2.86%
 Oppenheimer Bond Fund / VA. . . . . . . . . . . . . .       84,868      18.882225       1,602,497      1.25%            5.42%
 Oppenheimer Capital Appreciation Fund / VA. . . . . .       26,155      12.764150         333,846      1.87%           22.40%
 Oppenheimer Global Securities Fund / VA . . . . . . .       88,848      18.062180       1,604,789      1.17%           12.63%
 Oppenheimer Multiple Strategies Fund / VA . . . . . .      110,357      22.780548       2,513,993      1.08%            5.28%
 Strong Opportunity Fund II, Inc.  . . . . . . . . . .      111,969      29.253391       3,275,473      1.22%           12.08%
 Strong VIF - Strong Discovery Fund II . . . . . . . .       58,970      18.780910       1,107,510      1.20%            5.87%
 Strong VIF - Strong International Stock Fund II . . .       35,834       8.939643         320,343      1.14%           (6.01)%
 Van Eck WIT - Worldwide Bond Fund . . . . . . . . . .       56,294      16.129801         908,011      1.45%           11.30%
 Van Eck WIT -
   Worldwide Emerging Markets Fund . . . . . . . . . .       25,018       5.717162         143,032      0.79%          (34.98)%
 Van Eck WIT - Worldwide Hard Assets Fund. . . . . . .      128,220      10.966233       1,406,090      0.95%          (31.86)%
 Van Kampen American Capital - Morgan Stanley
   Real Estate Securities Portfolio. . . . . . . . . .       67,042      15.620311       1,047,217      0.93%          (12.76)%
 Warburg Pincus Trust -
   Global Post-Venture Capital Portfolio . . . . . . .       23,108      11.954408         276,242      0.13%            5.13%
 Warburg Pincus Trust -
   International Equity Portfolio. . . . . . . . . . .       92,476      11.611647       1,073,799      1.05%            3.99%
 Warburg Pincus Trust -
   Small Company Growth Portfolio. . . . . . . . . . .     152,727      15.298780       2,336,537      1.14%           (4.11)%

Multiple Payment contracts and
Flexible Premium contracts:
 American Century VP - Balanced. . . . . . . . . . . .      215,629      19.320541       4,166,069      0.84%           14.85%
 American Century VP -
   American Century VP Capital Appreciation. . . . . .      649,478      14.277913       9,273,190      0.63%           (2.94)%
 American Century VP -
   American Century VP Income and Growth . . . . . . .       73,815      10.862660         801,827      1.26%(***)      12.87%(***)
 American Century VP -
   American Century VP International . . . . . . . . .      568,779      16.487231       9,377,591      0.94%           17.81%
 American Century VP -
   American Century VP Value . . . . . . . . . . . . .      140,522      13.192098       1,853,780      1.10%            3.98%
 The Dreyfus Socially Responsible
   Growth Fund, Inc. . . . . . . . . . . . . . . . . .      359,871      28.323603      10,192,843      0.83%           28.35%


                                                                             Unit         Contract                   Total
                                                           Units          Fair Value    Owners' Equity  Expenses(*)  Return(**)
                                                           -----          ----------    --------------  -----------  ----------
 Dreyfus Stock Index Fund . . . . . . . . . . . . . .     2,166,290        28.091438      60,854,201      0.82%       27.19%
 Dreyfus VIF - Appreciation Portfolio . . . . . . . .       257,361        13.197284       3,396,466      0.89%       29.18%
 Dreyfus VIF - Growth and Income Portfolio. . . . . .       125,274        12.772496       1,600,062      1.04%       10.92%
 Fidelity VIP - Equity-Income Portfolio . . . . . . .     1,726,955        35.444796      61,211,568      0.76%       10.74%
 Fidelity VIP - Growth Portfolio. . . . . . . . . . .     2,346,630        40.998916      96,209,286      0.71%       38.38%
 Fidelity VIP - High Income Portfolio . . . . . . . .       737,225        26.133234      19,266,073      0.86%       (5.09)%
 Fidelity VIP - Overseas Portfolio. . . . . . . . . .       871,214        18.969496      16,526,490      0.75%       11.85%
 Fidelity VIP-II - Asset Manager Portfolio. . . . . .       961,754        24.821550      23,872,225      0.69%       14.13%
 Fidelity VIP-II - Contrafund Portfolio . . . . . . .     1,826,890        21.209617      38,747,637      0.80%       28.94%
 Fidelity VIP-III - Growth Opportunities Portfolio. .       315,036        13.546531       4,267,645      1.02%       23.62%
 Morgan Stanley -
   Emerging Markets Debt Portfolio. . . . . . . . . .        34,905         6.986851         243,876      0.87%       (28.95)%
 Nationwide SAT - Capital Appreciation Fund . . . . .     1,058,148        31.669989      33,511,536      0.82%        28.93%
 Nationwide SAT - Government Bond Fund. . . . . . . .       414,068        18.081576       7,487,002      0.79%         8.04%
 Nationwide SAT - Money Market Fund . . . . . . . . .     1,953,963        13.319323      26,025,464      0.84%         4.43%
 Nationwide SAT - Small Cap Value Fund. . . . . . . .        50,840         8.557853         435,081      0.79%(***)  (21.50)%(***)
 Nationwide SAT - Small Company Fund. . . . . . . . .       879,309        16.233001      14,273,824      0.80%         0.02%
 Nationwide SAT - Total Return Fund . . . . . . . . .     2,650,483        33.070880      87,653,805      0.80%        17.13%
 Neuberger & Berman AMT - Growth Portfolio. . . . . .       767,489        25.347646      19,454,039      0.65%        14.61%
 Neuberger & Berman AMT - Guardian Portfolio. . . . .        71,761         9.314041         668,385      0.89%(***)  (10.23)%(***)
 Neuberger & Berman AMT -
   Limited Maturity Bond Portfolio. . . . . . . . . .       195,748        14.860392       2,908,892      0.88%         3.56%
 Neuberger & Berman AMT - Partners Portfolio. . . . .     1,151,452        23.514569      27,075,898      0.84%         3.38%
 Oppenheimer Bond Fund / VA . . . . . . . . . . . . .       532,098        18.103341       9,632,752      0.89%         5.95%
 Oppenheimer Capital Appreciation Fund / VA . . . . .       342,717        12.857977       4,406,647      0.91%        23.01%
 Oppenheimer Global Securities Fund / VA. . . . . . .       980,014        18.542353      18,171,766      0.79%        13.20%
 Oppenheimer Multiple Strategies Fund / VA. . . . . .       460,679        22.696024      10,455,582      0.78%         5.80%
 Strong Opportunity Fund II, Inc. . . . . . . . . . .       874,006        30.245312      26,434,584      0.75%        12.64%
 Strong VIF - Strong Discovery Fund II. . . . . . . .       360,468        19.418031       6,999,579      0.67%         6.41%
 Strong VIF - Strong International Stock Fund II. . .       149,776         9.083353       1,360,468      0.81%        (5.54)%
 Van Eck WIT - Worldwide Bond Fund. . . . . . . . . .       154,980        15.314274       2,373,406      0.75%        11.86%
 Van Eck WIT -
   Worldwide Emerging Markets Fund. . . . . . . . . .       253,188         5.775322       1,462,242      0.72%       (34.66)%
 Van Eck WIT - Worldwide Hard Assets Fund . . . . . .       206,325        12.213208       2,519,890      0.64%       (31.52)%
 Van Kampen American Capital - Morgan Stanley
   Real Estate Securities Portfolio . . . . . . . . .       287,075        15.895654       4,563,245      0.80%       (12.33)%
 Warburg Pincus Trust -
   Global Post-Venture Capital Portfolio. . . . . . .        64,081        12.075838         773,832      0.43%         5.66%
 Warburg Pincus Trust -
   International Equity Portfolio . . . . . . . . . .       579,078        11.816371       6,842,600      0.84%         4.51%
 Warburg Pincus Trust -
   Small Company Growth Portfolio . . . . . . . . . .       731,702        15.568525      11,391,521      0.68%        (3.63)%

Modified Single Premium contracts and
Last Survivor Flexible Premium Contracts:
 American Century VP - Balanced . . . . . . . . . . .        40,224        14.655512         589,503      0.00%        27.35%
 American Century VP -
   American Century VP Capital Appreciation . . . . .        56,709         8.631172         489,465      0.00%       (24.66)%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                     NOTES TO FINANCIAL STATEMENTS, Continued


                                                                             Unit          Contract                      Total
                                                                Units      Fair Value    Owners' Equity   Expenses(*)  Return(**)
                                                                -----      ----------    --------------   -----------  ----------
American Century VP -
 American Century VP Income and Growth ..................       49,568      10.920877        541,326        0.00%      13.73%(***)
American Century VP -
 American Century VP International ......................      109,633      15.178805      1,664,098        0.00%      37.59%
American Century VP -
 American Century VP Value ..............................       39,670      13.407134        531,861        0.00%      30.78%
The Dreyfus Socially Responsible
 Growth Fund, Inc........................................       59,391      18.577940      1,103,362        0.00%      52.35%
Dreyfus Stock Index Fund ................................      451,985      19.535151      8,829,595        0.00%      59.21%
Dreyfus VIF - Appreciation Portfolio ....................       32,649      13.352746        435,954        0.00%      30.22%
Dreyfus VIF - Growth and Income Portfolio ...............       33,423      12.980656        433,852        0.00%      25.43%
Fidelity VIP - Equity-Income Portfolio  .................      424,796      15.430209      6,554,691        0.00%      26.02%
Fidelity VIP - Growth Portfolio .........................      312,967      17.992701      5,631,122        0.00%      48.99%
Fidelity VIP - High Income Portfolio ....................      328,441      12.192188      4,004,414        0.00%       5.76%
Fidelity VIP - Overseas Portfolio .......................       94,348      13.418281      1,265,988        0.00%      26.01%
Fidelity VIP-II - Asset Manager Portfolio ...............       96,546      15.299714      1,477,126        0.00%      30.99%
Fidelity VIP-II - Contrafund Portfolio ..................      294,323      18.152724      5,342,764        0.00%      47.21%
Fidelity VIP-III - Growth Opportunities Portfolio .......       54,891      13.706120        752,343        0.00%      24.61%
Morgan Stanley -
 Emerging Markets Debt Portfolio ........................        6,444       7.069376         45,555        0.00%     (28.38)%
Nationwide SAT - Capital Appreciation Fund ..............      207,778      20.293858      4,216,617        0.00%      62.64%
Nationwide SAT - Government Bond Fund ...................      100,956      12.754801      1,287,674        0.00%      17.49%
Nationwide SAT - Money Market Fund ......................      904,630      11.456534     10,363,924        0.00%      10.65%
Nationwide SAT - Small Cap Value Fund ...................       18,425       8.603810        158,525        0.00%     (20.81)%(***)
Nationwide SAT - Small Company Fund .....................      170,740      12.475012      2,129,984        0.00%       1.71%
Nationwide SAT - Total Return Fund ......................      377,762      17.490359      6,607,193        0.00%      43.25%
Neuberger & Berman AMT - Growth Portfolio ...............       95,390      14.709510      1,403,140        0.00%      20.17%
Neuberger & Berman AMT - Guardian Portfolio .............       15,552       9.364011        145,629        0.00%      (9.48)%(***)
Neuberger & Berman AMT -
 Limited Maturity Bond Portfolio ........................       72,201      11.674617        842,919        0.00%      10.88%
Neuberger & Berman AMT - Partners Portfolio .............      241,826      15.696640      3,795,856        0.00%      25.42%
Oppenheimer Bond Fund / VA ..............................       90,724      12.420731      1,126,858        0.00%      14.78%
Oppenheimer Capital Appreciation Fund / VA ..............       98,891      13.009524      1,286,525        0.00%      24.00%
Oppenheimer Global Securities Fund / VA .................       89,467      15.133929      1,353,987        0.00%      32.36%
Oppenheimer Multiple Strategies Fund / VA ...............       90,548      13.674340      1,238,184        0.00%      19.59%
Strong Opportunity Fund II, Inc..........................       85,559      15.336685      1,312,191        0.00%      23.54%
Strong VIF - Strong Discovery Fund II ...................       20,724      11.809640        244,743        0.00%      (2.62)%
Strong VIF - Strong International Stock Fund II .........       36,980       8.279751        306,185        0.00%      (1.81)%
Van Eck WIT - Worldwide Bond Fund .......................       21,531      12.141253        261,413        0.00%      15.34%
Van Eck WIT -
 Worldwide Emerging Markets Fund ........................       41,962       5.869611        246,301        0.00%     (43.65)%
Van Eck WIT - Worldwide Hard Assets Fund ................       21,804       6.825397        148,821        0.00%     (35.35)%
Van Kampen American Capital - Morgan Stanley
 Real Estate Securities Portfolio .......................       58,853      14.679798        863,950        0.00%      17.79%
Warburg Pincus Trust -
 Global Post-Venture Capital Portfolio ..................        4,122      12.272697         50,588        0.00%      16.40%


                                                                               Unit        Contract                   Total
                                                                  Units      Fair Value  Owners' Equity  Expenses(*)  Return(**)
                                                                  -----      ----------  --------------  -----------  ----------
   Warburg Pincus Trust -
    International Equity Portfolio ........................      132,142      10.230064     1,351,821     0.00%        8.86%
   Warburg Pincus Trust -
    Small Company Growth Portfolio ........................      131,376      11.041376     1,450,572     0.00%      (17.52)%
                                                                ========     ========== -------------
                                                                                        $ 894,156,479
                                                                                        =============
The following is a summary for 1997:
Single Premium contracts issued prior to
 April 16, 1990:
   American Century VP -
    American Century VP Capital Appreciation ..............        8,329    $ 23.049846    $   191,982     0.20%      (4.17)%
   Dreyfus Stock Index Fund ...............................        9,956      21.945853        218,493     0.89%      31.70%
   Fidelity VIP - Equity-Income Portfolio  ................        6,812      37.884780        258,071     0.73%      26.90%
   Fidelity VIP - Growth Portfolio ........................        5,177      42.050483        217,695     1.06%      22.31%
   Fidelity VIP - High Income Portfolio ...................        3,493      28.548032         99,718     0.75%      16.55%
   Fidelity VIP - Overseas Portfolio ......................        5,108      21.717871        110,935     0.54%      10.50%
   Fidelity VIP-II - Asset Manager Portfolio ..............        1,203      24.530415         29,510     1.62%      19.51%
   Fidelity VIP-II - Contrafund Portfolio .................        3,331      16.387248         54,586     1.46%      22.97%
   Nationwide SAT - Capital Appreciation Fund .............        2,373      24.356996         57,799     1.71%      33.22%
   Nationwide SAT - Government Bond Fund ..................        2,159      21.554629         46,536     0.50%       8.63%
   Nationwide SAT - Money Market Fund .....................        9,301      15.508767        144,247     0.48%       4.26%
   Nationwide SAT - Small Company Fund ....................          124      16.146794          2,002     1.90%      16.24%
   Nationwide SAT - Total Return Fund .....................        2,904      34.253930         99,473     1.67%      28.21%
   Neuberger & Berman AMT - Growth Portfolio ..............        5,113      31.739871        162,286     0.34%      27.79%
   Neuberger & Berman AMT -
    Limited Maturity Bond Portfolio .......................        5,557      17.375997         96,558     0.66%       5.73%
   Neuberger & Berman AMT - Partners Portfolio ............        2,379      22.629887         53,837     1.66%      30.01%
   Strong Opportunities Fund II, Inc.......................          456      26.626359         12,142     1.15%      24.27%
   Van Eck WIT - Worldwide Bond Fund ......................           22      14.891060            328     1.50%       1.42%
   Van Eck WIT - Worldwide Hard Assets Fund ...............        5,526      14.622970         80,807     0.28%      (2.61)%
   Van Kampen American Capital - Morgan Stanley
    Real Estate Securities Portfolio ......................        4,138      18.062622         74,743     0.23%      20.33%
   Warburg Pincus Trust -
    International Equity Portfolio ........................        1,792      11.264405         20,186     1.47%      (3.18)%
   Warburg Pincus Trust -
    Small Company Growth Portfolio ........................          134      16.093971          2,157     0.93%      14.56%

 Single Premium contracts issued on or after
 April 16, 1990:
   American Century VP -
    American Century VP Balanced ..........................       38,245      16.350628        625,330     1.01%      14.31%
   American Century VP -
    American Century VP Capital Appreciation ..............      129,674      15.434921      2,001,508     0.90%      (4.51)%
   American Century VP -
    American Century VP International .....................      109,065      13.757328      1,500,443     0.60%      17.10%
   American Century VP -
    American Century VP Value .............................       36,293      12.622928        458,124     0.71%      24.45%
   The Dreyfus Socially Responsible
    Growth Fund, Inc. .....................................       27,923      21.605205        603,282     2.15%      26.78%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                     NOTES TO FINANCIAL STATEMENTS, Continued


                                                                          Unit        Contract                       Total
                                                            Units      Fair Value   Owners' Equity   Expenses(*)     Return(**)
                                                            -----      ----------   --------------   -----------     ----------
 Dreyfus Stock Index Fund ............................     252,267      21.622115      5,454,546      1.36%          31.24%
 Dreyfus VIF - Appreciation Portfolio ................       8,365      10.192453         85,260      0.95%(***)      4.10%(***)
 Dreyfus VIF - Growth and Income Portfolio ...........      11,510      11.456116        131,860      1.71%          14.71%
 Fidelity VIP - Equity-Income Portfolio  .............     525,933      30.880183     16,240,907      0.72%          26.45%
 Fidelity VIP - Growth Portfolio .....................     325,852      28.978553      9,442,719      1.22%          21.89%
 Fidelity VIP - High Income Portfolio ................     160,493      29.267460      4,697,222      0.91%          16.15%
 Fidelity VIP - Overseas Portfolio ...................     310,985      15.587449      4,847,463      0.68%          10.11%
 Fidelity VIP-II - Asset Manager Portfolio ...........     293,986      23.873730      7,018,542      0.70%          19.09%
 Fidelity VIP-II - Contrafund Portfolio ..............     257,262      16.244815      4,179,174      1.06%          22.54%
 Fidelity VIP-III - Growth Opportunities Portfolio ...      31,619      10.932562        345,677      1.29%(***)     19.93%(***)
 Morgan Stanley -
   Emerging Markets Debt Portfolio ...................       5,443       9.810873         53,401      0.89%(***)     (4.04)%(***)
 Nationwide SAT - Capital Appreciation Fund ..........      71,279      23.875030      1,701,788      1.91%          32.76%
 Nationwide SAT - Government Bond Fund ...............     255,535      17.806978      4,550,306      0.36%           8.25%
 Nationwide SAT - Money Market Fund ..................   1,051,590      12.964662     13,633,509      0.53%           3.89%
 Nationwide SAT - Small Company Fund .................      79,580      16.023638      1,275,161      1.67%          15.83%
 Nationwide SAT - Total Return Fund ..................     149,445      29.430261      4,398,205      1.91%          27.76%
 Neuberger & Berman AMT - Growth Portfolio ...........     135,697      22.311330      3,027,581      0.94%          27.34%
 Neuberger & Berman AMT -
   Limited Maturity Bond Portfolio ...................     169,876      14.844266      2,521,685      0.46%           5.36%
 Neuberger & Berman AMT - Partners Portfolio .........     233,445      22.361130      5,220,094      0.91%          29.56%
 Oppenheimer Bond Fund / VA ..........................      89,920      17.910876      1,610,546      0.82%           7.84%
 Oppenheimer Capital Appreciation Fund / VA ..........      10,788      10.428297        112,500      1.03%(***)      9.14%(***)
 Oppenheimer Global Securities Fund / VA .............     113,733      16.036486      1,823,878      1.50%          20.84%
 Oppenheimer Multiple Strategies Fund / VA ...........     152,543      21.638756      3,300,841      0.65%          15.71%
 Strong Opportunity Fund II, Inc......................     132,285      26.101254      3,452,804      1.07%          23.83%
 Strong VIF - Strong Discovery Fund II ...............      68,152      17.738866      1,208,939      0.97%           9.95%
 Strong VIF - Strong International Stock Fund II .....      40,251       9.511045        382,829      0.75%         (14.64)%
 Van Eck WIT - Worldwide Bond Fund ...................      45,566      14.492332        660,358      0.65%           1.07%
 Van Eck WIT -
   Worldwide Emerging Markets Fund ...................      35,382       8.793232        311,122      1.45%         (12.75)%
 Van Eck WIT - Worldwide Hard Assets Fund ............     142,782      16.093994      2,297,933      0.45%          (2.95)%
 Van Kampen American Capital - Morgan Stanley
   Real Estate Securities Portfolio ..................      98,406      17.905659      1,762,024      0.70%          19.91%
 Warburg Pincus Trust -
   Global Post-Venture Capital Portfolio .............      20,440      11.370593        232,415      0.62%          11.87%
 Warburg Pincus Trust -
   International Equity Portfolio ....................     134,117      11.166430      1,497,608      0.83%          (3.52)%
 Warburg Pincus Trust -
   Small Company Growth Portfolio ....................     175,452      15.954033      2,799,167      1.02%          14.16%

Multiple Payment contracts and
Flexible Premium contracts:
 American Century VP - Balanced ......................     162,980      16.822481      2,741,728      0.91%          14.88%
 American Century VP -
   American Century VP Capital Appreciation ..........     655,176      14.709822      9,637,522      0.89%          (4.03)%
 American Century VP -
   American Century VP International .................     333,719      13.994328      4,670,173      1.06%          17.69%


                                                                              Unit         Contract                    Total
                                                            Units          Fair Value    Owners' Equity  Expenses(*)  Return(**)
                                                            -----          ----------    --------------  -----------  ----------
 American Century VP -
   American Century VP Value  . . . . . . . . . . . .         81,237        12.687534       1,030,697      1.13%      25.08%
 The Dreyfus Socially Responsible
   Growth Fund, Inc.  . . . . . . . . . . . . . . . .        275,028        22.067304       6,069,126      0.80%      27.41%
 Dreyfus Stock Index Fund . . . . . . . . . . . . . .      1,577,410        22.086039      34,838,739      0.85%      31.90%
 Dreyfus VIF - Appreciation Portfolio . . . . . . . .         33,449        10.216196         341,722      0.86%(***)  4.61%(***)
 Dreyfus VIF - Growth and Income Portfolio  . . . . .         74,022        11.514756         852,345      0.96%      15.29%
 Fidelity VIP - Equity-Income Portfolio . . . . . . .      1,533,661        32.007773      49,089,073      0.98%      27.09%
 Fidelity VIP - Growth Portfolio  . . . . . . . . . .      2,133,432        29.627929      63,209,172      0.82%      22.50%
 Fidelity VIP - High Income Portfolio . . . . . . . .        660,090        27.535006      18,175,582      0.94%      16.73%
 Fidelity VIP - Overseas Portfolio  . . . . . . . . .        801,447        16.959418      13,592,075      0.97%      10.67%
 Fidelity VIP-II - Asset Manager Portfolio  . . . . .        930,767        21.747656      20,242,001      0.96%      19.69%
 Fidelity VIP-II - Contrafund Portfolio . . . . . . .      1,351,683        16.448700      22,233,428      0.90%      23.15%
 Fidelity VIP-III - Growth Opportunities Portfolio. .         55,769        10.958018         611,118      1.23%(***) 20.46%(***)
 Morgan Stanley -
   Emerging Markets Debt Portfolio  . . . . . . . . .         16,674         9.833749         163,968      1.04%(***) (3.55)%(***)
 Nationwide SAT - Capital Appreciation Fund . . . . .        755,171        24.563746      18,549,829      0.80%      33.42%
 Nationwide SAT - Government Bond Fund  . . . . . . .        237,476        16.735906       3,974,376      1.52%       8.79%
 Nationwide SAT - Money Market Fund . . . . . . . . .      1,823,184        12.754301      23,253,438      1.33%       4.42%
 Nationwide SAT - Small Company Fund  . . . . . . . .        690,077        16.199871      11,179,158      1.04%      16.41%
 Nationwide SAT - Total Return Fund . . . . . . . . .      2,342,232        28.233403      66,129,180      0.51%      28.40%
 Neuberger & Berman AMT - Growth Portfolio  . . . . .        628,860        22.117203      13,908,624      0.88%      27.98%
 Neuberger & Berman AMT -
   Limited Maturity Bond Portfolio  . . . . . . . . .        178,356        14.349688       2,559,353      1.42%       5.89%
 Neuberger & Berman AMT - Partners Portfolio  . . . .        928,663        22.746051      21,123,416      0.93%      30.21%
 Oppenheimer Bond Fund / VA . . . . . . . . . . . . .        381,236        17.086434       6,513,964      0.95%       8.38%
 Oppenheimer Capital Appreciation Fund / VA . . . . .         40,779        10.452595         426,246      0.98%(***)  9.68%(***)
 Oppenheimer Global Securities Fund / VA  . . . . . .        855,620        16.380762      14,015,708      0.80%      21.45%
 Oppenheimer Multiple Strategies Fund / VA  . . . . .        387,094        21.450954       8,303,536      1.01%      16.29%
 Strong Opportunity Fund II, Inc. . . . . . . . . . .        791,884        26.851737      21,263,461      0.85%      24.46%
 Strong VIF - Strong Discovery Fund II  . . . . . . .        337,867        18.249145       6,165,784      0.86%      10.50%
 Strong VIF - Strong International Stock Fund II. . .        140,532         9.615755       1,351,321      1.03%     (14.21)%
 Van Eck WIT - Worldwide Bond Fund  . . . . . . . . .        121,423        13.690999       1,662,402      1.03%       1.57%
 Van Eck WIT -
   Worldwide Emerging Markets Fund  . . . . . . . . .        222,956         8.838307       1,970,554      0.83%     (12.31)%
 Van Eck WIT - Worldwide Hard Assets Fund . . . . . .        212,577        17.834480       3,791,200      1.23%      (2.46)%
 Van Kampen American Capital - Morgan Stanley
   Real Estate Securities Portfolio . . . . . . . . .        275,704        18.130321       4,998,602      1.08%      20.51%
 Warburg Pincus Trust -
   Global Post-Venture Capital Portfolio  . . . . . .         44,199        11.428806         505,142      1.03%      12.43%
 Warburg Pincus Trust -
   International Equity Portfolio . . . . . . . . . .        651,598        11.306660       7,367,397      0.97%      (3.04)%
 Warburg Pincus Trust -
   Small Company Growth Portfolio . . . . . . . . . .        712,489        16.154327      11,509,780      0.91%      14.73%

Modified Single Premium contracts and
Last Survivor Flexible Premium Contracts:
 American Century VP - Balanced . . . . . . . . . . .         27,206        12.659036         344,402      0.00%       5.28%
 American Century VP -
   American Century VP Capital Appreciation . . . . .         32,542         8.821378         287,065      0.00%      25.63%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                     NOTES TO FINANCIAL STATEMENTS, Continued


                                                                       Unit         Contract                        Total
                                                         Units      Fair Value    Owners' Equity  Expenses(*)      Return(**)
                                                         -----      ----------    --------------  -----------      ----------
American Century VP -
 American Century VP International . . . . . . . .       32,515      12.781185        415,580       0.00%            2.40%
American Century VP -
 American Century VP Value . . . . . . . . . . . .       17,691      12.791587        226,296       0.00%            1.05%
The Dreyfus Socially Responsible
 Growth Fund, Inc. . . . . . . . . . . . . . . . .       37,804      14.359114        542,832       0.00%            9.07%
Dreyfus Stock Index Fund . . . . . . . . . . . . .      228,273      15.236658      3,478,118       0.00%            7.07%
Dreyfus VIF - Capital Appreciation Fund. . . . . .          450      10.254291          4,614       0.00%            5.43%(***)
Dreyfus VIF - Growth and Income Portfolio. . . . .       18,834      11.609215        218,648       0.00%            3.59%
Fidelity VIP - Equity-Income Portfolio . . . . . .      299,539      13.822981      4,140,522       0.00%           13.47%
Fidelity VIP - Growth Portfolio  . . . . . . . . .      162,254      12.898986      2,092,912       0.00%           15.61%
Fidelity VIP - High Income Portfolio . . . . . . .      171,832      12.743794      2,189,792       0.00%            6.44%
Fidelity VIP - Overseas Portfolio  . . . . . . . .       45,600      11.900892        542,681       0.00%           (0.18)%
Fidelity VIP-II - Asset Manager Portfolio. . . . .       73,280      13.298253        974,496       0.00%            5.97%
Fidelity VIP-II - Contrafund Portfolio . . . . . .      167,595      13.965921      2,340,619       0.00%            9.61%
Fidelity VIP-III - Growth Opportunities Portfolio.       13,840      10.998857        152,224       0.00%           21.34%(***)
Morgan Stanley -
 Emerging Markets Debt Portfolio . . . . . . . . .        3,497       9.870449         34,517       0.00%           (2.78)%(***)
Nationwide SAT - Capital Appreciation Fund . . . .       92,414      15.614947      1,443,040       0.00%            7.47%
Nationwide SAT - Government Bond Fund. . . . . . .       38,575      11.711522        451,772       0.00%            1.65%
Nationwide SAT - Money Market Fund . . . . . . . .      680,581      10.882768      7,406,605       0.00%            0.14%
Nationwide SAT - Small Company Fund. . . . . . . .       99,062      12.350345      1,223,450       0.00%           16.54%
Nationwide SAT - Total Return Fund . . . . . . . .      270,928      14.813042      4,013,268       0.00%            6.68%
Neuberger & Berman AMT - Growth Portfolio  . . . .       35,081      12.732630        446,673       0.00%           24.02%
Neuberger & Berman AMT -
 Limited Maturity Bond Portfolio . . . . . . . . .       63,831      11.183579        713,859       0.00%            0.50%
Neuberger & Berman AMT - Partners Portfolio  . . .      154,752      15.062681      2,330,980       0.00%            9.05%
Oppenheimer Bond Fund / VA . . . . . . . . . . . .       60,188      11.629634        699,964       0.00%            1.66%
Oppenheimer Capital Appreciation Fund / VA . . . .        7,635      10.491590         80,103       0.00%           10.51%(***)
Oppenheimer Global Securities Fund / VA  . . . . .       53,741      13.263226        712,779       0.00%            5.54%
Oppenheimer Multiple Strategies Fund / VA  . . . .       58,544      12.821215        750,605       0.00%            4.54%
Strong Opportunity Fund II, Inc. . . . . . . . . .       50,153      13.507426        677,438       0.00%           15.30%
Strong VIF - Strong Discovery Fund II  . . . . . .       15,515      11.010302        170,825       0.00%           22.69%
Strong VIF - Strong International Stock Fund II. .       28,984       8.695226        252,022       0.00%          (16.13)%
Van Eck WIT - Worldwide Bond Fund  . . . . . . . .       19,142      10.767851        206,118       0.00%            0.10%
Van Eck WIT -
 Worldwide Emerging Markets Fund . . . . . . . . .       13,242       8.910909        117,998       0.00%            3.33%
Van Eck WIT - Worldwide Hard Assets Fund . . . . .       14,793       9.887286        146,263       0.00%            4.99%
Van Kampen American Capital - Morgan Stanley
 Real Estate Securities Portfolio  . . . . . . . .       47,746      16.610019        793,062       0.00%           (8.86)%
Warburg Pincus Trust -
 Global Post-Venture Capital Portfolio . . . . . .        2,527      11.522579         29,118       0.00%            3.71%
Warburg Pincus Trust -
 International Equity Portfolio  . . . . . . . . .      112,574       9.710827      1,093,187       0.00%           (5.41)%
Warburg Pincus Trust -
 Small Company Growth Portfolio  . . . . . . . . .      116,237      11.365509      1,321,093       0.00%           36.22%
                                                      =========    ===========  -------------
                                                                                $ 658,587,322
                                                                                =============


                                                                                 Unit           Contract                   Total
                                                                     Units     Fair Value     Owners' Equity  Expenses(*) Return(**)
                                                                     -----     ----------     --------------  ----------- ----------
The following is a summary for 1996:
  Single Premium contracts issued prior to
  April 16, 1990:
   American Century VP -
    American Century VP Capital Appreciation . . . . . . . .          8,408    $ 24.053649       $   202,243     0.84%      (5.23)%
   Fidelity VIP - Equity-Income Portfolio  . . . . . . . . .          8,709      29.854628           260,004     0.64%      13.20%
   Fidelity VIP - Growth Portfolio . . . . . . . . . . . . .          5,280      34.379126           181,522     0.60%      13.62%
   Fidelity VIP - High Income Portfolio. . . . . . . . . . .          3,462      24.493313            84,796     0.81%      12.95%
   Fidelity VIP - Overseas Portfolio . . . . . . . . . . . .          5,297      19.654083           104,108     0.63%      12.14%
   Fidelity VIP-II - Asset Manager Portfolio . . . . . . . .          1,158      20.525705            23,769     0.93%      13.52%
   Nationwide SAT - Government Bond Fund . . . . . . . . . .          2,831      19.842234            56,173     0.82%       2.50%
   Nationwide SAT - Money Market Fund. . . . . . . . . . . .         28,405      14.875178           422,529     1.26%       4.11%
   Nationwide SAT - Total Return Fund. . . . . . . . . . . .          1,189      26.717684            31,767     0.32%      20.68%
   Neuberger & Berman AMT - Growth Portfolio . . . . . . . .          5,398      24.838185           134,077     0.81%       8.10%
   Neuberger & Berman AMT -
    Limited Maturity Bond Portfolio. . . . . . . . . . . . .          5,192      16.433880            85,325     1.09%       3.31%
   Oppenheimer Global Securities Fund / VA . . . . . . . . .          1,616      13.422186            21,690     0.79%      16.68%
   Strong Opportunities Fund II, Inc.  . . . . . . . . . . .           406      21.426416              8,699     0.93%      17.03%
   Van Eck WIT - Worldwide Bond Fund . . . . . . . . . . . .            23      14.682655                338     0.89%      15.50%
   Van Eck WIT - Worldwide Hard Assets Fund. . . . . . . . .          4,593      15.014547            68,962     0.78%       1.55%
   Van Kampen American Capital - Morgan Stanley
    Real Estate Securities Portfolio . . . . . . . . . . . .          5,134      15.011508            77,069     0.67%      39.20%
   Warburg Pincus Trust -
    International Equity Portfolio . . . . . . . . . . . . .          1,802      11.634515            20,965     1.14%       8.94%

 Single Premium contracts issued on or after
 April 16, 1990:
   American Century VP -
    American Century VP Balanced . . . . . . . . . . . . . .         38,880      14.303509           556,120     0.79%      10.75%
   American Century VP -
    American Century VP Capital Appreciation . . . . . . . .        187,431      16.163625         3,029,564     0.76%      (5.56)%
   American Century VP -
    American Century VP International. . . . . . . . . . . .        140,670      11.748051         1,652,598     0.98%      12.92%
   The Dreyfus Socially Responsible
    Growth Fund, Inc.  . . . . . . . . . . . . . . . . . . .         16,672      17.041821           284,121     0.86%      19.66%
   Dreyfus Stock Index Fund. . . . . . . . . . . . . . . . .        166,883      16.474993         2,749,396     0.95%      20.95%
   Fidelity VIP - Equity-Income Portfolio. . . . . . . . . .        556,249      24.419978        13,583,588     0.85%      12.80%
   Fidelity VIP - Growth Portfolio . . . . . . . . . . . . .        436,608      23.774932        10,380,326     0.80%      13.22%
   Fidelity VIP - High Income Portfolio. . . . . . . . . . .        160,710      25.198564         4,049,661     0.90%      12.55%
   Fidelity VIP - Overseas Portfolio . . . . . . . . . . . .        349,868      14.155666         4,952,615     0.90%      11.75%
   Fidelity VIP-II - Asset Manager Portfolio . . . . . . . .        328,224      20.046209         6,579,647     0.87%      13.12%
   Fidelity VIP-II - Contrafund Portfolio. . . . . . . . . .        253,591      13.256842         3,361,816     0.94%      19.73%
   Nationwide SAT - Capital Appreciation Fund. . . . . . . .         69,468      17.984058         1,249,317     1.06%      24.50%
   Nationwide SAT - Government Bond Fund . . . . . . . . . .        215,649      16.449774         3,547,377     0.83%       2.14%
   Nationwide SAT - Money Market Fund. . . . . . . . . . . .      1,264,987      12.479104        15,785,904     0.87%       3.74%
   Nationwide SAT - Small Company Fund . . . . . . . . . . .         84,265      13.833221         1,165,656     0.98%      21.23%
   Nationwide SAT - Total Return Fund. . . . . . . . . . . .        145,392      23.035683         3,349,204     0.33%      20.26%
   Neuberger & Berman AMT - Growth Portfolio . . . . . . . .        171,390      17.521012         3,002,926     0.84%       7.72%


                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, Continued


                                                                       Unit        Contract                             Total
                                                         Units      Fair Value   Owners' Equity   Expenses(*)          Return(**)
                                                         -----      ----------   --------------   -----------          ----------
 Neuberger & Berman AMT -
   Limited Maturity Bond Portfolio . . . . . . . .       72,295      14.088625      1,018,537       0.97%               2.95%
 Neuberger & Berman AMT - Partners Portfolio . . .      166,759      17.259712      2,878,212       0.93%              27.89%
 Oppenheimer Bond Fund / VA. . . . . . . . . . . .      107,202      16.608318      1,780,445       0.86%               3.44%
 Oppenheimer Global Securities Fund / VA . . . . .      112,397      13.270426      1,491,556       0.83%              16.27%
 Oppenheimer Multiple Strategies Fund / VA . . . .      137,052      18.701076      2,563,020       0.85%              14.00%
 Strong Opportunity Fund II, Inc.  . . . . . . . .      145,314      21.077454      3,062,849       0.79%              16.62%
 Strong VIF - Strong Discovery Fund II . . . . . .       96,856      16.133543      1,562,630       0.72%              (0.50)%
 Strong VIF - Strong International Stock Fund II .       51,959      11.141803        578,917       0.97%               8.95%
 Van Eck WIT - Worldwide Bond Fund . . . . . . . .       51,233      14.339608        734,661       0.85%               1.19%
 Van Eck WIT - Worldwide Hard Assets Fund. . . . .      179,378      16.582948      2,974,616       0.93%              16.53%
 Van Kampen American Capital - Morgan Stanley
   Real Estate Securities Portfolio. . . . . . . .       77,060      14.933196      1,150,752       0.95%              38.71%
 Warburg Pincus Trust -
   International Equity Portfolio. . . . . . . . .      229,373      11.573771      2,654,711       0.89%               8.56%
 Warburg Pincus Trust -
   Small Company Growth Portfolio. . . . . . . . .      101,386      13.975650      1,416,935       0.77%              12.43%

Multiple Payment contracts and
Flexible Premium contracts:
 American Century VP - Balanced. . . . . . . . . .      137,856      14.642920      2,018,614       0.99%              11.31%
 American Century VP -
   American Century VP Capital Appreciation. . . .      564,722      15.327392      8,655,715       1.01%              (5.09)%
 American Century VP -
   American Century VP International . . . . . . .      145,930      11.890858      1,735,233       0.89%              13.49%
 American Century VP -
   American Century VP Value . . . . . . . . . . .          900      10.143687          9,129       0.92%(***)         58.44%(***)
 The Dreyfus Socially Responsible
   Growth Fund, Inc. . . . . . . . . . . . . . . .      149,312      17.319589      2,586,022       0.95%              20.26%
 Dreyfus Stock Index Fund. . . . . . . . . . . . .      743,163      16.744674     12,444,022       0.93%              21.56%
 Fidelity VIP - Equity-Income Portfolio  . . . . .    1,203,661      25.185570     30,314,888       0.98%              13.37%
 Fidelity VIP - Growth Portfolio . . . . . . . . .    1,774,112      24.186560     42,909,666       0.97%              13.79%
 Fidelity VIP - High Income Portfolio. . . . . . .      519,177      23.588786     12,246,755       0.96%              13.12%
 Fidelity VIP - Overseas Portfolio . . . . . . . .      723,688      15.324813     11,090,383       0.94%              12.31%
 Fidelity VIP-II - Asset Manager Portfolio . . . .      858,375      18.169993     15,596,668       0.95%              13.69%
 Fidelity VIP-II - Contrafund Portfolio. . . . . .      741,153      13.356323      9,899,079       0.95%              20.34%
 Nationwide SAT - Capital Appreciation Fund. . . .      373,658      18.410667      6,879,293       0.91%              25.13%
 Nationwide SAT - Government Bond Fund . . . . . .      196,023      15.383251      3,015,471       1.07%               2.66%
 Nationwide SAT - Money Market Fund. . . . . . . .    1,548,800      12.214743     18,918,194       1.07%               4.27%
 Nationwide SAT - Small Company Fund . . . . . . .      325,390      13.915643      4,528,011       1.06%              21.85%
 Nationwide SAT - Total Return Fund. . . . . . . .    1,740,045      21.988773     38,261,455       0.39%              20.87%
 Neuberger & Berman AMT - Growth Portfolio . . . .      542,729      17.282005      9,379,445       0.97%               8.27%
 Neuberger & Berman AMT -
   Limited Maturity Bond Portfolio . . . . . . . .      117,219      13.551318      1,588,472       0.91%               3.47%
 Neuberger & Berman AMT - Partners Portfolio . . .      434,744      17.469360      7,594,699       0.94%              28.53%
 Oppenheimer Bond Fund / VA. . . . . . . . . . . .      260,488      15.764821      4,106,547       0.97%               3.96%
 Oppenheimer Global Securities Fund / VA . . . . .      616,399      13.487753      8,313,837       0.95%              16.86%
 Oppenheimer Multiple Strategies Fund / VA . . . .      287,199      18.446363      5,297,777       0.97%              14.57%


                                                                            Unit         Contract                     Total
                                                            Units        Fair Value    Owners' Equity   Expenses(*)  Return(**)
                                                            -----        ----------    --------------   -----------  ----------
 Strong Opportunity Fund II, Inc.  . . . . . . . . .       649,651        21.575419      14,016,493       0.96%      17.20%
 Strong VIF - Strong Discovery Fund II . . . . . . .       305,653        16.514861       5,047,817       1.03%       0.00%
 Strong VIF - Strong International Stock Fund II . .       103,783        11.208230       1,163,224       0.96%       9.50%
 Van Eck WIT - Worldwide Bond Fund . . . . . . . . .       110,868        13.479157       1,494,407       0.97%       1.70%
 Van Eck WIT -
   Worldwide Emerging Markets Fund . . . . . . . . .           319        10.078948           3,215       0.93%(***) 32.06%(***)
 Van Eck WIT - Worldwide Hard Assets Fund. . . . . .       174,641        18.284590       3,193,239       0.93%      17.12%
 Van Kampen American Capital - Morgan Stanley
   Real Estate Securities Portfolio. . . . . . . . .       120,572        15.045195       1,814,029       0.99%      39.41%
 Warburg Pincus Trust -
   International Equity Portfolio. . . . . . . . . .       469,367        11.660648       5,473,123       0.97%       9.10%
 Warburg Pincus Trust -
   Small Company Growth Portfolio. . . . . . . . . .       402,279        14.080553       5,664,311       1.00%      13.00%

Modified Single Premium contracts and
Last Survivor Flexible Premium Contracts:
 American Century VP - Balanced. . . . . . . . . . .         6,725        10.931147          73,512       0.00%      13.88%(***)
 American Century VP -
   American Century VP Capital Appreciation. . . . .         9,987         9.118427          91,066       0.00%     (13.15)%(***)
 American Century VP -
   American Century VP International . . . . . . . .         4,661        10.773558          50,216       0.00%      11.54%(***)
 The Dreyfus Socially Responsible
   Growth Fund, Inc. . . . . . . . . . . . . . . . .         7,118        11.180091          79,580       0.00%      17.59%(***)
 Dreyfus Stock Index Fund. . . . . . . . . . . . . .        25,438        11.459856         291,516       0.00%      21.77%(***)
 Fidelity VIP - Equity-Income Portfolio  . . . . . .        61,195        10.790149         660,303       0.00%      11.78%(***)
 Fidelity VIP - Growth Portfolio . . . . . . . . . .        40,595        10.446167         424,062       0.00%       6.65%(***)
 Fidelity VIP - High Income Portfolio. . . . . . . .        62,142        10.830462         673,027       0.00%      12.37%(***)
 Fidelity VIP - Overseas Portfolio . . . . . . . . .         5,158        10.668178          55,026       0.00%       9.96%(***)
 Fidelity VIP-II - Asset Manager Portfolio . . . . .        10,453        11.022140         115,214       0.00%      15.24%(***)
 Fidelity VIP-II - Contrafund Portfolio. . . . . . .        35,353        11.249999         397,721       0.00%      18.64%(***)
 Nationwide SAT - Capital Appreciation Fund. . . . .         8,542        11.610340          99,176       0.00%      24.00%(***)
 Nationwide SAT - Government Bond Fund . . . . . . .         5,711        10.679205          60,989       0.00%      10.12%(***)
 Nationwide SAT - Money Market Fund. . . . . . . . .       304,482        10.339005       3,148,041       0.00%       5.03%(***)
 Nationwide SAT - Small Company Fund . . . . . . . .        20,576        10.524418         216,550       0.00%       7.81%(***)
 Nationwide SAT - Total Return Fund. . . . . . . . .        64,330        11.444877         736,249       0.00%      21.54%(***)
 Neuberger & Berman AMT - Growth Portfolio . . . . .        21,053         9.869834         207,790       0.00%      (1.94)%(***)
 Neuberger & Berman AMT -
   Limited Maturity Bond Portfolio . . . . . . . . .         7,552        10.477247          79,124       0.00%       7.11%(***)
 Neuberger & Berman AMT - Partners Portfolio . . . .        15,462        11.476324         177,447       0.00%      22.00%(***)
 Oppenheimer Bond Fund/VA. . . . . . . . . . . . . .         7,727        10.644626          82,251       0.00%       9.62%(***)
 Oppenheimer Global Securities Fund/VA . . . . . . .         8,064        10.833847          87,364       0.00%      12.43%(***)
 Oppenheimer Multiple Strategies Fund/VA . . . . . .         9,746        10.937578         106,598       0.00%      13.98%(***)
 Strong Opportunity Fund II, Inc.  . . . . . . . . .         9,106        10.766829          98,043       0.00%      11.43%(***)
 Strong VIF - Strong Discovery Fund II . . . . . . .        14,115         9.884557         139,521       0.00%      (1.71)%(***)
 Strong VIF - Strong International Stock Fund II . .         8,692        10.054422          87,393       0.00%       0.81%(***)
 Van Eck WIT - Worldwide Bond Fund . . . . . . . . .         2,209        10.516764          23,232       0.00%       7.71%(***)
 Van Eck WIT - Worldwide Hard Assets Fund. . . . . .         7,974        10.056004          80,187       0.00%       0.83%(***)
 Van Kampen American Capital - Morgan Stanley
   Real Estate Securities Portfolio. . . . . . . . .        11,112        13.673840         151,944       0.00%      54.77%(***)

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                     NOTES TO FINANCIAL STATEMENTS, Continued


                                                               Unit          Contract                     Total
                                                   Units     Fair Value   Owners' Equity   Expenses(*)  Return(**)
                                                   -----     ----------   --------------   -----------  ----------
       Warburg Pincus Trust -
         International Equity Portfolio . . . . .  24,290      9.935018       241,322       0.00%      (0.97)%(***)
       Warburg Pincus Trust -
         Small Company Growth Portfolio . . . . .  24,804      9.827590       243,764       0.00%      (2.56)%(***)
                                                  =======     ========= -------------
                                                                         $409,169,174
                                                                        =============

  (*)This represents expenses as a percentage of the average net assets of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values.Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

 (**)This represents the annual total return for the one-year period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented.

(***)Annualized as this investment option was not utilized for the entire period indicated.

                           Independent Auditors'Report
                           ---------------------------

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide VLI Separate Account-2:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account-2 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2000, and the related statements of operations and changes in contract owners' equity for each of the years in the three year period then ended, and the financial highlights for each of the years in the five year period then ended. These financial statements and financial highlights are the responsi-bility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, the results of its operations and its changes in contract owners' equity for each of the years in the three year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 16, 2001

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